    As filed with the Securities and Exchange Commission on April 30, 2001
                                            Registration Statement No. 333-88845

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                        POST-EFFECTIVE AMENDMENT NO. 2
                                      TO
                                   Form S-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

A.   Exact name of trust: KILICO Variable Separate Account

B.   Name of depositor: Kemper Investors Life Insurance Company

C.   Complete address of depositor's principal executive offices:
     1 Kemper Drive
     Long Grove, Illinois 60049

D.   Name and complete address of agent for service:

                            DEBRA P. REZABEK, ESQ.
                    Kemper Investors Life Insurance Company
                                1 Kemper Drive
                          Long Grove, Illinois 60049

                                  Copies To:


          FRANK J. JULIAN, ESQ.                               JOAN E. BOROS, ESQ.
Kemper Investors Life Insurance Company                        Jorden Burt LLP
            1 Kemper Drive                             1025 Thomas Jefferson Street, N.W.
        Long Grove, Illinois 60049                               Suite 400E
                                                                Washington, D.C. 20007

It is proposed that this filing will become effective (check appropriate box)
 [_] Immediately upon filing pursuant to paragraph (b), or
 [_] 60 days after filing pursuant to paragraph (a) (1), or
 [X] On May 1, 2001 pursuant to paragraph (b), or
 [_] On (date) pursuant to paragraph (a) (1) of Rule 485.

E.   Title of securities being registered:
     The variable portion of Flexible Premium Variable Life Insurance Policies.

F.   Approximate date of proposed public offering:
     Continuous

     [_] Check box if it is proposed that this filing will become effective on
(date) at (time) pursuant to Rule 487.

                     RECONCILIATION AND TIE BETWEEN ITEMS
                       IN FORM N-8B-2 AND THE PROSPECTUS

  Item No.
  of Form
   N-8B-2       Caption in Prospectus
  --------      ---------------------

1.              Cover Page
2.              Cover Page
3.              Not Applicable
4.              Distribution of Policies
5.              KILICO and the Separate Account; State Regulation of KILICO
6.              KILICO and the Separate Account
7.              Not Applicable
8.              Experts
9.              Legal Proceedings; Legal Considerations
10. KILICO and the Separate Account; The Funds; The Policy; Policy Benefits and Rights; General Provisions; Voting Interests, Dollar Cost Averaging; Systematic Withdrawal Plan; Federal Tax Matters
11.             Cover Page; Summary; KILICO and the Separate Account; The Funds
12.             Not Applicable
13.             Charges and Deductions
14.             The Policy
15.             The Policy; Policy Benefits and Rights
16.             Summary; The Policy
17.             The Policy; Policy Benefits and Rights
18.             The Funds
19.             General Provisions
20.             The Funds; General Provisions
21.             Policy Benefits and Rights
22.             Not Applicable
23.             Not Applicable
24.             General Provisions
25.             KILICO and the Separate Account
26.             Not Applicable
27.             KILICO and the Separate Account
28.             KILICO's Directors and Officers
29.             KILICO and the Separate Account
30.             Not Applicable
31.             Not Applicable
32.             Not Applicable
33.             Not Applicable
34.             Not Applicable
35.             KILICO and the Separate Account; Distribution of Policies
36.             Not Applicable
37.             Not Applicable
38.             Distribution of Policies
39.             KILICO and the Separate Account; Distribution of Policies
40.             Not Applicable
41.             KILICO and the Separate Account; Distribution of Policies
42.             Not Applicable
43.             Not Applicable
44.             KILICO and the Separate Account; Charges and Deductions
45.             Not Applicable

  Item No.
  of Form
   N-8B-2       Caption in Prospectus
  --------      ---------------------

46.             The Policy; Policy Benefits and Rights; Charges and Deductions
47.             Summary; KILICO and the Separate Account; The Policy
48.             Not Applicable
49.             Not Applicable
50.             Not Applicable
51. Cover Page; Summary; KILICO and the Separate Account; The Policy; Policy Benefits and Rights; Charges and Deductions; General Provisions; Distribution of Policies
52.             Summary; KILICO and the Separate Account; The Funds; General
                Provisions
53.             Federal Tax Matters
54.             Not Applicable
55.             Not Applicable
56.             Not Applicable
57.             Not Applicable
58.             Not Applicable
59.             Financial Statements

                         PROSPECTUS--May 1, 2001

-------------------------------------------------------------------------------

                           FLEXIBLE PREMIUM VARIABLE
                             LIFE INSURANCE POLICY

-------------------------------------------------------------------------------

                                   ISSUED BY
                    KEMPER INVESTORS LIFE INSURANCE COMPANY
                 THROUGH ITS KILICO VARIABLE SEPARATE ACCOUNT

     HOME OFFICE: 1 Kemper Drive, Long Grove, Illinois 60049(800) 321-9313

  This Prospectus describes a Flexible Premium Variable Life Insurance Policy ("Policy") offered by Kemper Investors Life Insurance Company ("we" or "KILICO"). The Policy provides life insurance and accumulates variable Cash Value. Policy benefits depend upon the investment experience of the KILICO Variable Separate Account. Generally, Policy premiums are flexible.

  The Policy is "life insurance" for federal tax purposes. If the Policy is a modified endowment contract, different tax rules apply to distributions. See "Federal Tax Matters", page 25 for a discussion of laws that affect the tax treatment of the Policy.


  You have the following choices for allocating premium:

    . the Fixed Account, which accrues interest at our guaranteed rate, and . the Subaccounts of the Separate Account, which invest in portfolios of underlying mutual funds.

  The following Portfolios are currently available under the Policy:

 . The Alger American Fund                  . INVESCO VIF-Technology Fund

 . Alger American Balanced                 . INVESCO VIF- Telecommunications
                                             Fund
 . Alger American Growth
                                           . INVESCO VIF-Dynamics Fund
 . Alger American Income & Growth
                                           . Janus Aspen Series
 . Alger American MidCap Growth
                                           . Janus Aspen Aggressive Growth
 . American Century Variable
  Portfolios, Inc. ("VP")
                                           . Janus Aspen Balanced

 . American Century VP Income & Growth Fund

                                           . Janus Aspen Flexible Income

 . American Century VP International Fund

 . American Century VP Ultra Fund          . Janus Aspen Growth

 . American Century VP Value Fund          . Janus Aspen International Growth

 . Deutsche Asset Management VIT Funds

                                           . Janus Aspen Worldwide Growth

                                         . Scudder Variable Series I
                                           (formerly Scudder Variable Series
                                           Life Investment Fund) (Class A
                                           Shares)

 . Deutsche VIT EAFE(R) Equity Index Fund

 . Deutsche VIT Small Cap Index Fund

 . The Dreyfus Socially Responsible
  Growth Fund, Inc. (Initial Share
  Class)                                   . Scudder Capital Growth (formerly
                                             Scudder VLIF Capital Growth)
 . Dreyfus Life & Annuity Index Fund
  d/b/a Dreyfus Stock Index Fund           . Scudder Growth and Income
  Initial Share Class)                       (formerly Scudder VLIF Growth and
                                             Income

 . Dreyfus Variable Investment Fund
  ("Dreyfus VIF") (Initial Share           . Scudder International (formerly
  Class)                                     Scudder VLIF International)

                                         . Scudder Variable Series II
 . Dreyfus VIF-Appreciation                (formerly Kemper Variable) Series

 . Dreyfus VIF-Small Cap

 . Franklin Templeton Variable
  Insurance Products Trust (Class 2        . Scudder Government Securities
  Shares)                                (formerly Kemper Government
                                             Securities)
 . Templeton Asset Strategy
                                           . Scudder Investment Grade Bond
 . Templeton Global Income Securities        (formerly Kemper Investment Grade
                                             Bond)

 . Templeton Developing Markets Securities

 . Templeton International Securities
                                           . Scudder Money Market (formerly
 . Fidelity Variable Insurance Products       Kemper Money Market)
  Fund (Initial Class)
                                           . Scudder Small Cap Growth
 . Fidelity VIP Equity-Income                (formerly Kemper Small Cap
                                             Growth)
 . Fidelity VIP Growth

 . Fidelity VIP High Income
                                           . Scudder Total Return (formerly
 . Fidelity VIP Overseas                     Kemper Total Return)

 . INVESCO Variable Investment Funds,
  Inc. ("INVESCO VIF")                     . SVS Focus Value+Growth (formerly
                                             Kemper Value+Growth)
 . INVESCO VIF-Financial Services Fund

  You may obtain more information about these Portfolios in the accompanying prospectuses. Not all portfolios described in the prospectuses may be available under the Policy.

  You choose from two death benefit options. The Death Benefit is at least the amount shown in the Policy Specifications, unless there are loans. Cash Value is not guaranteed. If the Surrender Value does not cover all Policy charges, the Policy will lapse. The Policy Specifications show the guarantee premium and the guarantee period. The Policy will not lapse during the guarantee period if the guarantee premium is paid.

  You may cancel the Policy and receive a refund during the Free-Look Period.

  If you already own a flexible premium variable life insurance policy, it may not be advantageous to buy additional insurance or to replace your policy with the Policy described in this Prospectus.

This Prospectus must be accompanied or preceded by a current prospectus for the available underlying Portfolios. You should read and retain all prospectuses for future reference.

You can find this Prospectus and other information about the Separate Account required to be filed with the Securities and Exchange Commission (SEC) at the SEC's web site at http://www.sec.gov.

The Securities and Exchange Commission has not approved or disapproved the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
DEFINITIONS................................................................   1
SUMMARY....................................................................   3
FEES AND EXPENSES..........................................................   6
KILICO AND THE SEPARATE ACCOUNT............................................  10
THE FUNDS..................................................................  10
FIXED ACCOUNT OPTION.......................................................  14
THE POLICY.................................................................  15
POLICY BENEFITS AND RIGHTS.................................................  17
CHARGES AND DEDUCTIONS.....................................................  22
GENERAL PROVISIONS.........................................................  24
DOLLAR COST AVERAGING......................................................  26
SYSTEMATIC WITHDRAWAL PLAN.................................................  27
DISTRIBUTION OF POLICIES...................................................  27
FEDERAL TAX MATTERS........................................................  27
LEGAL CONSIDERATIONS.......................................................  30
SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS...............................  30
VOTING INTERESTS...........................................................  30
STATE REGULATION OF KILICO.................................................  31
KILICO'S DIRECTORS AND OFFICERS............................................  32
LEGAL MATTERS..............................................................  34
LEGAL PROCEEDINGS..........................................................  34
EXPERTS....................................................................  34
REGISTRATION STATEMENT.....................................................  35
FINANCIAL STATEMENTS.......................................................  35
APPENDIX A TABLE OF DEATH BENEFIT FACTORS.................................. 105
APPENDIX B SURRENDER TARGET PREMIUMS....................................... 106

                                  DEFINITIONS

   ACCUMULATION UNIT--An accounting unit of measure used to calculate the value of each Subaccount.

   AGE--The Insured's age on his or her nearest birthday.

   BENEFICIARY--The person to whom the proceeds due on the Insured's death are paid.

   CASH VALUE--The sum of the value of Policy assets in the Separate Account, Fixed Account and Loan Account.

   COMPANY ("we", "us", "our", "KILICO")--Kemper Investors Life Insurance Company. Our home office is located at 1 Kemper Drive, Long Grove, Illinois 60049.

   DATE OF RECEIPT--The date on which a request, form or payment is received at our home office, provided: (1) that date is a Valuation Date and (2) we receive the request, form or payment before the close of the New York Stock Exchange (usually 3:00 p.m. Central time). Otherwise, the next Valuation Date.

   DEBT--The sum of (1) the principal of any outstanding loan, plus (2) any loan interest due or accrued to us.

   FIXED ACCOUNT--The amount of assets held in the General Account attributable to the fixed portion of the Policy.

   FREE-LOOK PERIOD--The time when you may cancel the Policy and receive a refund. This time depends on the state where the Policy is issued; however, it will be at least 10 days from the date you receive the Policy.

   FUNDS--The underlying mutual funds in which the Subaccounts of the Separate Account invest.

   GENERAL ACCOUNT--The assets of KILICO other than those allocated to the Separate Account or any other separate account.

   GUIDELINE SINGLE PREMIUM--The maximum initial amount of premium that can be paid while retaining qualification as a life insurance policy under the Internal Revenue Code.

   INSURED--The person whose life is covered by the Policy and who is named in the Policy Specifications.

   ISSUE DATE--The date shown in the Policy Specifications. Incontestability and suicide periods are measured from the Issue Date.

   LOAN ACCOUNT--The amount of assets transferred from the Separate Account and the Fixed Account and held in the General Account as collateral for Debt.

   MATURITY DATE--The Policy Date anniversary nearest the Insured's 100th birthday.

   MONTHLY PROCESSING DATE--The same day in each month as the Policy Date.

   MORTALITY AND EXPENSE RISK CHARGE--A charge deducted in the calculation of the Accumulation Unit Value for the assumption of mortality risks and expense guarantees.

   NET SURRENDER VALUE--The Surrender Value on the date of surrender minus any Debt.

   OWNER ("you", "your", "yours")--The person(s) named as owner in the application unless later changed as provided in the Policy.

   PLANNED PREMIUM--The scheduled premium you specify in the application.

   POLICY DATE--The Policy Date is used to determine Policy Years and Monthly Processing Dates. The Policy Date is the date that insurance coverage takes effect subject to the conditions set forth in the application, including the payment of the initial premium.

   POLICY YEAR--Each year commencing with the Policy Date and each Policy Date anniversary thereafter.

   PORTFOLIO(S)--The underlying Portfolios in which the Subaccounts invest. Each Portfolio is an open-end investment company registered with the SEC or a separate investment series of a registered open-end investment company.

   SEPARATE ACCOUNT VALUE--The portion of the Cash Value in the Subaccount(s) of the Separate Account.

   SPECIFIED AMOUNT--The amount chosen by you and used to calculate the death benefit. The Specified Amount is shown in the Policy Specifications.

   SUBACCOUNT--A subdivision of the Separate Account.

   SURRENDER VALUE--Cash Value minus any applicable surrender charge.

   TRADE DATE--The date 30 days following the date you complete all requirements for coverage and we record coverage under the Policy as in force.

   VALUATION DATE--Each business day on which valuation of the assets of the Separate Account is required by applicable law, which currently is each day that the New York Stock Exchange is open for trading.

   VALUATION PERIOD--The period that starts at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date.

                                    SUMMARY

   This section summarizes this Prospectus. Please read the entire Prospectus. You should refer to the heading "Definitions" for the meaning of certain terms. If states require variations, they appear in supplements attached to this Prospectus or in endorsements to the Policy. Unless otherwise indicated, this Prospectus describes an in force Policy with no loans.

   You pay a premium for life insurance coverage on the Insured. Generally, you may choose the amount and frequency of premium payments. The Policy provides for a Surrender Value which is payable if the Policy is terminated during an Insured's lifetime. The death benefit and Cash Value of the Policy may increase or decrease to reflect investment experience. Cash Value is not guaranteed. If the Surrender Value is insufficient to pay Policy charges, the Policy will lapse unless an additional premium payment or loan repayment is made. The Policy will remain in force during the guarantee period if the premiums paid, minus withdrawals and Debt, are at least equal to the guarantee premiums. (See "The Policy--Premiums and Allocation of Premiums and Separate Account Value," page 15, "Charges and Deductions," page 22, and "Policy Benefits and Rights," page 17.)

   A Policy may be issued as or become a modified endowment contract as a result of a material change or reduction in benefits as defined by the Internal Revenue Code. The Policy may also become a modified endowment contract if excess premiums are paid. If the Policy is treated as a modified endowment contract, certain distributions (including loans) may be included in your federal gross income and may be subject to a 10% federal penalty tax (See "Federal Tax Matters," page 27.)

   The purpose of the Policy is to provide insurance protection for the beneficiary. The Policy is not comparable to a systematic investment plan of a mutual fund.

Policy Benefits

   Cash Value. Cash Value reflects the amount and frequency of premium payments, the investment experience of the selected Subaccounts, any values in the Fixed Account and Loan Account, and Policy charges. You bear the entire investment risk on amounts allocated to the Separate Account. We do not guarantee Separate Account Value. (See "Policy Benefits and Rights--Cash Value," page 19.)

   You may surrender a Policy at any time and receive the Net Surrender Value. The Net Surrender Value is the Surrender Value minus any outstanding Debt. The Surrender Value is the Cash Value minus any applicable surrender charge. Partial withdrawals are available subject to restrictions. (See "Policy Benefits and Rights-- Surrender Privilege," page 21.)

   Policy Loans. After the first Policy Year, you may borrow up to 90% of Cash Value minus surrender charges and any other indebtedness. Interest is charged at an effective annual rate of 4.50%. (See "Federal Tax Matters," page 27.)

   Preferred Loans. After the first Policy Year, you may borrow an amount up to the earnings in the Policy subject to any previous indebtedness. Interest on preferred loans is charged at an effective annual rate of 3%.

   The minimum amount of any loan is $500. When a loan is made, a portion of Cash Value equal to the loan amount is transferred from the Separate Account and the Fixed Account (pro rata, unless you request otherwise) to the Loan Account. We credit 3% annual interest to Cash Value held in the Loan Account. (See "Policy Benefits and Rights--Policy Loans," page 20.)

   If the Policy is a modified endowment contract, a loan is treated as a taxable distribution. (See "Federal Tax Matters," page 27.)

   Death Benefits. An in force Policy pays a death benefit upon the death of the Insured. The Policy has two death benefit options. The Policy owner elects a death benefit option on the application. Under Option A, the death benefit is the Specified Amount stated in the Policy Specifications. Under Option B, the death benefit is the Specified Amount stated in the Policy Specifications plus the Cash Value. The death benefit is never less than the multiple of Cash Value specified in Appendix A. The death benefit payable is reduced by any Debt. (See "Policy Benefits and Rights--Death Benefits," page 17.)

Premiums

   The amount and frequency of premium payments are flexible. You specify a Planned Premium on the application. However, you are not required to make the Planned Premiums, and, subject to certain restrictions, may make premium payments in any amount and at any frequency. The amount, frequency, and period of time over which you pay premiums affects whether the Policy will be classified as a modified endowment contract. The minimum monthly premium payment is $50. Other minimums apply for other payment modes.

   Payment of the Planned Premium does not guarantee that a Policy remains in force. Instead, Surrender Value must be sufficient to cover all Policy charges for the Policy to remain in force. A Policy will remain in force during the guarantee period if premiums paid, less withdrawals and Debt, equal or exceed the sum of the guarantee premiums. (See "The Policy--Premiums," page 15.)

The Separate Account

   Allocation of Premiums. The portion of the premium available for allocation equals the premium paid less applicable charges. You indicate in the application the percentages of premium to be allocated among the Subaccounts of the Separate Account and the Fixed Account. The Policy currently offers thirty-one Subaccounts, each of which invests in shares of a designated Portfolio.

   The initial premium, minus applicable charges, is allocated to the Scudder Money Market Subaccount on the day after receipt. On the Trade Date, the Separate Account Value in the Scudder Money Market Subaccount is allocated among the Subaccounts and the Fixed Account in accordance with your instructions in the application. (See "The Policy--Policy Issue," page 15.)

   Transfers. You may transfer Separate Account Value among the Subaccounts and into the Fixed Account once every fifteen days. One annual transfer is permitted from the Fixed Account to the Subaccounts. (See "The Policy-- Allocation of Premiums and Separate Account Value," page 15.)

The Funds

   The following Portfolios of The Alger American Fund are currently available for investment by the Separate Account:

    . Alger American Balanced

    . Alger American Growth

    . Alger American Income & Growth

    . Alger American MidCap Growth

   The following Portfolios of the American Century Variable Portfolios, Inc. are currently available for investment by the Separate Account:

    . American Century VP Income & Growth Fund

    . American Century VP International Fund

    . American Century VP Ultra Fund

    . American Century VP Value Fund

   The following Portfolios of Deutsche Asset Management VIT Funds are currently available for investment by the Separate Account:

    . Deutsche VIT EAFE(R) Equity Index Fund

    . Deutsche VIT Small Cap Index Fund

   The Initial Share Class of The Dreyfus Socially Responsible Growth Fund, Inc. is currently available for investment by the Separate Account.

   The Initial Share Class of Dreyfus Life & Annuity Index Fund, d/b/a Dreyfus Stock Index Fund (hereinafter "Dreyfus Stock Index Fund") is currently available for investment by the Separate Account.

   The Initial Share Class of the following Portfolios of the Dreyfus Variable Investment Fund are currently available for investment by the Separate
Account:

    . Dreyfus VIF-Appreciation

    . Dreyfus VIF-Small Cap

   Class 2 Shares of the following Portfolios of the Franklin Templeton Variable Insurance Products Trust are currently available for investment by the Separate Account:

    . Templeton Asset Strategy

    . Templeton Global Income Securities

    . Templeton Developing Markets Securities

    . Templeton International Securities

   Initial Class Shares of the following Portfolios of the Fidelity Variable Insurance Products Fund are currently available for investment by the Separate
Account:

    . Fidelity VIP Equity-Income

    . Fidelity VIP Growth

    . Fidelity VIP High Income

    . Fidelity VIP Overseas

   The following Portfolios of the INVESCO Variable Investment Funds, Inc. are currently available for investment by the Separate Account:

    . INVESCO VIF-Financial Services Fund

    . INVESCO VIF-Technology Fund

    . INVESCO VIF-Telecommunications Fund

    . INVESCO VIF-Dynamics Fund

   The following Portfolios of the Janus Aspen Series are currently available for investment by the Separate Account:

    . Janus Aspen Aggressive Growth

    . Janus Aspen Balanced

    . Janus Aspen Flexible Income

    . Janus Aspen Growth

    . Janus Aspen International Growth

    . Janus Aspen Worldwide Growth

   Class A Shares of the following Portfolios of the Scudder Variable Series I formerly Scudder Variable Life Investment Fund) are currently available for investment by the Separate Account:

    . Scudder Capital Growth (formerly Scudder VLIF Capital Growth)

    . Scudder Growth and Income (formerly Scudder VLIF Growth and Income)

    . Scudder International (formerly Scudder VLIF International)

   The following Portfolios of the Scudder Variable Series II (formerly Kemper Variable Series) are currently available for investment by the Separate
Account:

    . Scudder Government Securities (formerly Kemper Government Securities)

    . Scudder Investment Grade Bond (formerly Kemper Investment Grade Bond)

    . Scudder Money Market (formerly Kemper Government Securities)

    . Scudder Small Cap Growth (formerly Kemper Small Cap Growth)

    . Scudder Total Return (formerly Kemper Total Return)

    . SVS Focus Value+Growth (formerly Kemper Value+Growth)

   For a more detailed description of the Funds, see "The Funds," page 10, the Funds' prospectuses accompanying this Prospectus, and Statements of Additional Information available from us upon request.

                               FEES AND EXPENSES

   The following tables are designed to help you understand the fees and expenses that you bear, directly or indirectly, as a Policy Owner. The first table describes the Policy charges and deductions you directly bear under the Policy. The second table describes the fees and expenses of the Portfolios that you bear indirectly when you purchase a Policy. Expenses of the Portfolios are not fixed or specified under the terms of the Policy, and actual expenses may vary. (See "Charges and Deductions", beginning on page 22.)

                         Policy Charges and Deductions

Charges Deducted from the Separate Account:
Mortality and Expense Risk Charge:

                                 Current: .60% of average daily assets for the first ten Policy Years; .40% for Policy Years eleven through twenty; and .20% for Policy Year twenty-one and thereafter, ceasing when the Insured reaches age 100

                                 Guaranteed: .60% for the first ten Policy
                                 Years; .40% for Policy Year eleven and
                                 thereafter, ceasing when the Insured reaches age 100.(1)

Federal Income Tax Charge:
                                 Currently none(2)

Charges Deducted from the Cash Value (deducted monthly):
Cost of Insurance Charge(3):
                                 Current: Ranges from $0.05668 per month per $1,000 of net amount at risk to $36.32850 per month per $1,000 of net amount at risk(4)

                                 Guaranteed: Ranges from $0.05668 per month per $1,000 of net amount at risk to $83.33333 per month per $1,000 of net amount at risk(4)

Administrative Expense Charge:   $10 monthly in Policy Year one; currently $6
                                 monthly in Policy Years two and thereafter, with a $7.50 maximum monthly charge guaranteed

Tax Charge:
                                 2.5% from each premium payment for state and local taxes(4) 1% from each premium payment for corporate income tax liability(5)

Sales Load:
                                 2% from each premium payment(5)

Systematic Withdrawal Charge:    $50 for the initial set-up plus $25 each
                                 time a change is made to the plan

Transaction Charges:
Transfer Fee:
                                 $25 per transfer in excess of twelve
                                 transfers in a single Policy Year(6)

Maximum Partial Withdrawal Charge:

                                 $25 per partial withdrawal after the first partial withdrawal in a single Policy Year(7)

                                 100% of the target premium as shown in
Maximum Surrender Charge(8):     Appendix B
---------

(1) Based on current estimates of longevity and of the expenses incurred over the life of the Policy, we do not anticipate imposing the guaranteed Mortality and Expense Risk Charge. However, we reserve the right to assess a charge higher than the current charge, but not to exceed the guaranteed charge, based on changed circumstances.

(2) We currently do not assess a charge for federal income taxes that may be attributed to the operations of the Separate Account. We reserve the right to do so in the future. (See "Charges and Deductions," beginning on page 22.)

(3) The current cost of insurance charge will never exceed the guaranteed cost of insurance charge shown in the Policy Specifications. The net amount at risk equals the death benefit divided by 1.0024663, minus Cash Value. (See "Charges and Deductions--Cost of Insurance Charge," page 22.)

(4) Current and guaranteed cost of insurance charges are based on the issue age (or attained age following an increase in Specified Amount), sex, Insured's rate class, and Policy Year.

(5) The reduction in sales load from 2.5% to 2% is effective for any premium received on or after 5/1/01.

(6) Except there will be no transfer charge for transfers related to Automatic Asset Reallocation and Dollar Cost Averaging.

(7) Except there will be no partial withdrawal charge for withdrawals taken under the Systematic Withdrawal Plan.

(8) We deduct a surrender charge if the Policy is surrendered or the Cash Value is applied under a Settlement Option prior to the eleventh Policy Year (or the eleventh Policy Year following an increase in Specified Amount).

                            Portfolio Expenses

(As a percentage of average net assets for the period ended December 31, 2000)

     (total expense figures shown are after fee waivers or reductions and expense reimbursements)

                                                                    Total Annual
                                     Management             Other    Portfolio
Portfolio                               Fees    12b-1 Fees Expenses   Expenses
---------                            ---------- ---------- -------- ------------
Alger American Balanced............     0.75%        --      0.13%     0.88%
Alger American Growth..............     0.75%        --      0.04%     0.79%
Alger American Income & Growth.....    0.625%        --     0.075%     0.70%
Alger American MidCap Growth.......     0.80%        --      0.04%     0.84%
American Century VP Income & Growth
 Fund..............................     0.70%        --      0.00%     0.70%
American Century VP International
 Fund..............................     1.23%        --      0.00%     1.23%
American Century VP Ultra Fund (1).     1.00%        --      0.00%     1.00%
American Century VP Value Fund.....     1.00%        --      0.00%     1.00%
Deutsche VIT EAFE(R) Equity Index
 Fund (2)..........................     0.45%        --      0.20%     0.65%
Deutsche VIT Small Cap Index Fund
 (2)...............................     0.35%        --      0.10%     0.45%
The Dreyfus Socially Responsible
 Growth Fund, Inc..................     0.75%        --      0.03%     0.78%
Dreyfus Stock Index Fund...........     0.25%        --      0.01%     0.26%
Dreyfus VIF-Appreciation...........     0.75%        --      0.03%     0.78%
Dreyfus VIF-Small Cap..............     0.75%        --      0.03%     0.78%
Templeton Asset Strategy (3).......     0.60%      0.25%     0.22%     1.07%
Templeton Global Income Securities
 (3)(4)............................     0.63%      0.25%     0.09%     0.97%
Templeton Developing Markets
 Securities (3)....................     1.25%      0.25%     0.31%     1.81%
Templeton International Securities
 (3)...............................     0.67%      0.25%     0.20%     1.12%
Fidelity VIP Equity-Income (5).....     0.48%        --      0.08%     0.56%
Fidelity VIP Growth (5)............     0.57%        --      0.08%     0.65%
Fidelity VIP High Income...........     0.58%        --      0.10%     0.68%
Fidelity VIP Overseas (5)..........     0.72%        --      0.17%     0.89%
INVESCO VIF-Financial Services Fund
 (9)(10)...........................     0.75%        --      0.34%     1.09%
INVESCO VIF-Technology Fund(9)(10).     0.72%        --      0.30%     1.02%
INVESCO VIF-Telecommunications Fund
 (9)(10)...........................     0.75%        --      0.31%     1.06%
INVESCO VIF-Dynamics Fund (9)(10)..     0.75%        --      0.34%     1.09%
Janus Aspen Aggressive Growth (6)..     0.65%        --      0.02%     0.67%
Janus Aspen Balanced (6)...........     0.65%        --      0.01%     0.66%
Janus Aspen Flexible Income........     0.65%        --      0.11%     0.76%
Janus Aspen Growth (6).............     0.65%        --      0.02%     0.67%
Janus Aspen International Growth
 (6)...............................     0.65%        --      0.06%     0.71%
Janus Aspen Worldwide Growth (6)...     0.65%        --      0.04%     0.69%
Scudder Capital Growth.............     0.46%        --      0.03%     0.49%
Scudder Growth and Income..........     0.48%        --      0.08%     0.56%
Scudder International..............     0.82%        --      0.14%     0.96%
Scudder Government Securities (7)..     0.55%        --      0.05%     0.60%
Scudder Investment Grade Bond
 (7)(8)............................     0.60%        --      0.07%     0.67%
Scudder Money Market...............     0.50%        --      0.08%     0.58%
Scudder Small Cap Growth...........     0.65%        --      0.07%     0.72%
Scudder Total Return...............     0.55%        --      0.06%     0.61%
SVS Focus Value+Growth (8).........     0.75%        --      0.06%     0.81%

---------

(1) The American Century VP Ultra Fund has a stepped fee schedule. The fees are 1.00% for the first $20 billion of average net assets, and 0.95% of average net assets over $20 billion.

(2) Deutsche Asset Management, Inc. (the Advisor) has voluntarily agreed to waive the fees and to reimburse the Funds for certain expenses so that total operating expenses will not exceed the current expense cap listed. Absent this expense cap reimbursement, the Management Fee, Other Expenses and Total Portfolio Annual Expenses would have been: 0.45%, 0.47% and 0.92%, respectively, for the Deutsche VIT EAFE(R) Equity Index Fund; and 0.35%, 0.34% and 0.69%, respectively, for the Deutsche VIT Small Cap Index Fund.

(3) The Portfolio's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the Portfolio's prospectus.

(4) The Portfolio's administration fee is paid indirectly through the management fee.

(5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Portfolio paid was used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's expenses. These offsets may be discontinued at any time. With these reductions, Management Fees, Other Expenses and Total Portfolio Annual Expenses would have been .48%, .07% and .55%, respectively, for Fidelity VIP Equity-Income Portfolio; .57%, .07% and .64%, respectively, for the Fidelity VIP Growth Portfolio; and .72%, .15% and .87%, respectively, for the Fidelity VIP Overseas Portfolio.

(6) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Janus Aspen Aggressive Growth, Janus Aspen Balanced, Janus Aspen Growth, Janus Aspen International Growth and Janus Aspen Worldwide Growth Portfolios. All expenses are shown without the effect of any expense offset arrangements.

(7) "Other Expenses" have been restated to exclude reorganization costs.

(8) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2001, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names: SVS Focus Value+Growth (0.84%) and Scudder Investment Grade Bond (0.80%).

(9) Each Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because their custodian fees were reduced under expense offset arrangements.

(10) Certain expenses of the Funds were absorbed voluntarily by INVESCO pursuant to commitments between each Fund and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, each Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2000 were insignificant.

                  Tax Treatment Under Current Federal Tax Law

   Under existing tax law, any increase in Cash Value is generally not taxable until a distribution occurs through a withdrawal or surrender. Generally, distributions are not included in income until the amount of the distributions exceeds the premiums paid for the Policy. If the Policy is a modified endowment contract, a loan is also treated as a distribution. Generally, distributions from a modified endowment contract (including loans) are included in income to the extent the Cash Value exceeds premiums paid. Distributions from modified endowment contracts (including loans) may also be subject to a 10% federal penalty tax. In addition, other transactions involving a Policy, such as change of Owners, may have tax consequences.

   Death Benefits payable under the Policy are generally excludable from the gross income of the Beneficiary. As a result, the Beneficiary would not be subject to income tax on the Death Benefit. (See "Federal Tax Matters," page 25.)

Free-Look Period

   You may examine a Policy and return it for a refund during the Free-Look Period. The length of the Free-Look Period depends on the state where the Policy is issued; however, it will be at least 10 days from the date you receive the Policy. (See "Policy Benefits and Rights--Free-Look Period and Exchange Rights," page 19.)

Illustrations of Cash Value, Surrender Value, Death Benefit

   Tables in Exhibit 9 to the registration statement illustrate Cash Value, Surrender Value and Death Benefits. These illustrations are based on Policy charges and hypothetical assumed rates of return for the Separate Account. The Separate Account's investment experience will differ, and the actual Policy values will be higher or lower than those illustrated.

   Upon request, we will provide a free, personalized illustration reflecting the proposed Insured's age, underwriting classification, and sex (where applicable). Otherwise, a personalized illustration uses the same methodology as those appearing in Exhibit 9 to the registration statement.

                        KILICO AND THE SEPARATE ACCOUNT

Kemper Investors Life Insurance Company

   We were organized under the laws of the State of Illinois in 1947 as a stock life insurance company. Our offices are located at 1 Kemper Drive, Long Grove, Illinois 60049. We offer life insurance and annuity products and are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Kemper Corporation ("Kemper"), a non-operating holding company. Kemper is a wholly-owned subsidiary of Zurich Group Holding ("ZGH" or "Zurich"), a Swiss holding company, formerly known as Zurich Financial Services. ZGH is wholly-owned by Zurich Financial Services ("ZFS"), a new Swiss holding company. ZFS was formerly Zurich Allied AG, which was merged with Allied Zurich p.l.c. in October 2000.

Separate Account

   KILICO Variable Separate Account (the "Separate Account") was established as a separate investment account on January 22, 1987. The Separate Account receives and invests net premiums under the Policy. In addition, the Separate Account receives and invests net premiums for other variable life insurance policies offered by KILICO.

   The Separate Account is administered and accounted for as part of our general business. The income, capital gains or capital losses of the Separate Account are credited to or charged against Separate Account assets, without regard to the income, capital gains or capital losses of any other separate account or any other business we conduct. The Policy benefits are our obligations.

   The Separate Account is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). However, the Commission does not supervise the management, investment practices or policies of the Separate Account or KILICO.

   The Policy currently offers thirty-one Subaccounts. Additional Subaccounts may be added in the future. Not all Subaccounts may be available in all jurisdictions or under all Policies.

                                   THE FUNDS

   The Separate Account invests in shares of The Alger American Fund, American Century Variable Portfolios, Inc., Deutsche Asset Management VIT Funds, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund, Franklin Templeton Variable Insurance Products Trust, Fidelity Variable Insurance Products Fund, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Scudder Variable Series I and Scudder Variable Series II.

   The Commission does not supervise the Funds' management, investment practices or policies. The Funds provide investment vehicles for variable life insurance and variable annuity contracts. Shares of the Funds currently are sold only to insurance company separate accounts and certain qualified retirement plans. In addition to the Separate Account, shares of the Funds may be sold to variable life insurance and variable annuity separate accounts of insurance companies not affiliated with KILICO. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts of companies unaffiliated with KILICO, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, we do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds have an obligation to monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action on our own.

   A Fund may consist of separate portfolios. The assets of each portfolio are held separate from the assets of the other portfolios, and each portfolio has its own distinct investment objective and policies. Each portfolio operates as a separate investment fund, and the income, gains or losses of one portfolio generally have no effect on the investment performance of any other portfolio.

The Alger American Fund

   The Alger American Fund Portfolios in which the Separate Account invests are summarized below:

   Alger American Balanced: This Portfolio seeks current income and long-term capital appreciation.

   Alger American Growth: This Portfolio seeks long-term capital appreciation.

   Alger American Income & Growth: This Portfolio primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation.

   Alger American MidCap Growth: This Portfolio seeks long-term capital appreciation.

   Fred Alger Management, Inc. is the investment adviser to each Portfolio of The Alger American Fund specified above.

American Century Variable Portfolios, Inc.

   The Portfolios of the American Century Variable Portfolios, Inc. in which the Separate Account invests are summarized below:

   American Century VP Income & Growth Fund: This Portfolio seeks capital growth by investing in common stocks. Income is a secondary objective.

   American Century VP International Fund: This Portfolio seeks capital growth.

   American Century VP Ultra Fund: This Portfolio seeks long-term capital growth.

   American Century VP Value Fund: This Portfolio seeks long-term capital growth. Income is a secondary objective.

   American Century Investment Management, Inc. is the investment adviser for the four available Portfolios of the American Century Variable Portfolios, Inc.

Deutsche Asset Management VIT Funds

   The Portfolios of the Deutsche Asset Management VIT Funds in which the Separate Account invests are summarized below:

   Deutsche VIT EAFE(R) Equity Index Fund: This Portfolio seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Morgan Stanley Capital International (MSCI) EAFE Index ("EAFE Index") which emphasizes stocks of companies in major markets in Europe, Australia and the Far East.

   Deutsche VIT Small Cap Index Fund: This Portfolio seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Small Stock Index (the "Russell 2000 Index") which emphasizes stocks of small US companies.


   Deutsche Asset Management, Inc. serves as the investment adviser for these Portfolios.

The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)

   This Fund's primary goal is to provide capital growth with current income as a secondary goal by investing in common stocks of companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but also conduct their business in a manner that contributes to the enhancement of the quality of life in America.

   The Dreyfus Corporation serves as the investment adviser, and NCM Capital Management Group, Inc. is the sub-adviser, for this Fund.

Dreyfus Stock Index Fund (Initial Share Class)

   This Fund seeks to match the total return of the Standard & Poor's Composite Stock Price Index.

   The Dreyfus Corporation serves as the investment adviser for this Fund.

Dreyfus Variable Investment Fund

   The Dreyfus Variable Investment Fund Portfolios in which the Separate Account invests are summarized below:

   Dreyfus VIF-Appreciation (Initial Share Class): This Portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal.

   Dreyfus VIF-Small Cap (Initial Share Class): This Portfolio seeks to maximize capital appreciation.

   The Dreyfus Corporation serves as the investment adviser to each Portfolio of the Dreyfus Variable Investment Fund specified above. Fayez Sarofim & Co. serves as the sub-adviser for the Dreyfus VIF-Appreciation Portfolio.

Franklin Templeton Variable Insurance Products Trust

   The Franklin Templeton Variable Insurance Products Trust Portfolios in which the Separate Account invests are summarized below:

   Templeton Asset Strategy (Class 2 Shares): This Portfolio seeks high total return.

   Templeton Global Income Securities (Class 2 Shares): This Portfolio seeks high current income. Capital appreciation is a secondary consideration.

   Templeton Developing Markets Securities (Class 2 Shares): This Portfolio seeks long-term capital appreciation. The Portfolio primarily invests in emerging market equity securities.

   Templeton International Securities (Class 2 Shares): This Portfolio seeks long-term capital growth.

   Templeton Investment Counsel, LLC is the investment adviser for the Templeton Asset Strategy Fund and the Templeton International Securities Fund. Templeton Asset Management Ltd. is the investment manager for the Templeton Developing Markets Securities Fund. Franklin Advisers, Inc. is the investment manager for the Templeton Global Income Securities Fund.

Fidelity Variable Insurance Products Fund

   The Fidelity Variable Insurance Products Fund Portfolios in which the Separate Account invests are summarized below:

   Fidelity VIP Equity-Income (Initial Class): This Portfolio seeks reasonable income.

   Fidelity VIP Growth (Initial Class): This Portfolio seeks capital appreciation.

   Fidelity VIP High Income (Initial Class): This Portfolio seeks a high level of current income while also considering growth of capital.

   Fidelity VIP Overseas (Initial Class): This Portfolio seeks long-term growth of capital.

   Fidelity Management & Research Company (FMR) is the investment adviser for the available Portfolios of the Fidelity Variable Insurance Products Fund. Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, and Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, each serve as sub-advisers to the Fidelity VIP High Income Portfolio and the Fidelity VIP Overseas Portfolio. Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L), in London, England, also serves as sub-adviser to the Fidelity VIP Overseas Portfolio.

INVESCO Variable Investment Funds, Inc.

   The Portfolios of the INVESCO Variable Investment Funds, Inc. in which the Separate Account invests are summarized below:

   INVESCO VIF-Financial Services Fund: This Portfolio seeks long-term growth of capital.

   INVESCO VIF-Technology Fund: This Portfolio seeks long-term growth of capital.

   INVESCO VIF-Telecommunications Fund: This Portfolio seeks growth of capital. Current income is a secondary objective.

   INVESCO VIF-Dynamics Fund: This Portfolio seeks growth of capital.

   INVESCO Funds Group Inc. is the investment adviser for the four variable Portfolios of the INVESCO Variable Investment Funds, Inc.

Janus Aspen Series

   The Janus Aspen Series Portfolios in which the Separate Account invests are summarized below:

   Janus Aspen Aggressive Growth: This Portfolio seeks long-term growth of capital.

   Janus Aspen Balanced: This Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

   Janus Aspen Flexible Income: This Portfolio seeks to obtain maximum total return consistent with preservation of capital.

   Janus Aspen Growth: This Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

   Janus Aspen International Growth: This Portfolio seeks long-term growth of capital.

   Janus Aspen Worldwide Growth: This Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

   Janus Capital Corporation serves as the investment adviser for the six available Portfolios of the Janus Aspen Series.

Scudder Variable Series I (formerly Scudder Variable Life Investment Fund)

   The Scudder Variable Series I Portfolios in which the Separate Account invests are summarized below:

   Scudder Capital Growth (formerly Scudder VLIF Capital Growth) (A Shares):
This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

   Scudder Growth and Income (formerly Scudder VLIF Growth and Income)(A Shares): This Portfolio seeks long-term growth of capital, current income and growth of income.

   Scudder International (formerly Scudder VLIF International) (A Shares):
This Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

   Zurich Scudder Investments, Inc., our affiliate, is the investment adviser of each Portfolio of the Scudder Variable Series I specified above.

Scudder Variable Series II (formerly Kemper Variable Series)

   The Scudder Variable Series II Portfolios in which the Separate Account invests are summarized below:

   Scudder Government Securities (formerly Kemper Government Securities): This Portfolio seeks high current return consistent with preservation of capital.

   Scudder Investment Grade Bond (formerly Kemper Investment Grade Bond): This Portfolio seeks high current income.

   Scudder Money Market(formerly Kemper Money Market): This Portfolio seeks maximum current income to the extent consistent with stability of principal from a portfolio of high quality money market instruments. The Portfolio seeks to maintain a net asset value of $1.00 per share but there can be no assurance that the Portfolio will be able to do so.

   Scudder Small Cap Growth (formerly Kemper Small Cap Growth): This Portfolio seeks maximum appreciation of investors' capital.

   Scudder Total Return (formerly Kemper Total Return): This Portfolio seeks a high total return, a combination of income and capital appreciation, consistent with reasonable risk.

   SVS Focus Value+Growth (formerly Kemper Value+Growth): This Portfolio seeks growth of capital. A secondary objective of the Portfolio is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.

   Zurich Scudder Investments, Inc. is the investment manager to each Portfolio of the Scudder Variable Series II specified above.

   The Portfolios may not achieve their stated objectives. More detailed information, including a description of risks involved in investing in the Portfolios, is found in the Funds' prospectuses and Statements of Additional Information. The Funds' prospectuses accompany this Prospectus. The Funds' Statements of Additional Information are available from us upon request.

Change of Investments

   We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We reserve the right to eliminate the shares of any of the portfolios and to substitute shares of another portfolio or of another investment company, if the shares of a portfolio are no longer available for investment, or if in our judgment further investment in any portfolio becomes inappropriate in view of the purposes of the Policy or the Separate Account. We may also eliminate or combine one or more Subaccounts, transfer assets, or substitute one Subaccount for another Subaccount, if, in our discretion, marketing, tax or investment conditions warrant. We will not substitute any shares attributable to an Owner's interest in a Subaccount without notice to the Owner and the Commission's prior approval, if required. Nothing contained in this Prospectus shall prevent the Separate Account from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by Owners.

   We also reserve the right to establish additional Subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company. New Subaccounts may be established when, in our sole discretion, marketing needs or investment conditions warrant. New Subaccounts may be made available to existing Owners as we determine.

   If we deem it to be in the best interests of persons having voting interests under the Policy, the Separate Account may be:

    . operated as a management company under the 1940 Act;

    . deregistered under the 1940 Act in the event such registration is no longer required; or

    . combined with our other separate accounts. To the extent permitted by law, we may also transfer assets of the Separate Account to another separate account, or to the General Account.

                             FIXED ACCOUNT OPTION

   Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the Securities Act of 1933 ("1933 Act"), and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any Fixed Account interests generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the Commission has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Statements regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Policy involving the Separate Account, unless we refer to fixed accumulation and settlement options.

   A minimum balance of $500 must remain in the Fixed Account under the Fixed Account Option. We guarantee the interest rate credited to the Fixed Account will be at least 3% annually. At our discretion, we may credit interest in excess of 3%. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.

                                  THE POLICY

Policy Issue

   Before we issue a Policy, we must receive a completed application and a full initial premium at our home office. We ordinarily issue a Policy only for Insureds Age 1 through 80 who supply satisfactory evidence of insurability. Acceptance of an application is subject to our underwriting requirements. If we decline an application, we will refund the Cash Value in the Scudder Money Market Subaccount plus the total amount of monthly deductions and deductions against premiums.

   After underwriting is complete and the Policy is delivered to you, insurance coverage begins as of the Policy Date. (See "Premiums," below.)

Premiums

   We must receive premiums at our home office. (See "Distribution of Policies.") Checks must be made payable to KILICO.

   Planned Premiums. You specify a Planned Premium payment on the application that provides for the payment of level premiums over a specified period of time. However, you are not required to pay Planned Premiums.

   The minimum monthly premium is $50. Other minimums are: annual $600; semi-annual $300; and quarterly $150. The amount, frequency and period of time over which you pay premiums may affect whether the Policy will be classified as a modified endowment contract. Accordingly, variations from Planned Premiums may cause the Policy to become a modified endowment contract, and therefore subject to different tax treatment from conventional life insurance contracts for certain pre-death distributions (See "Federal Tax Matters".)

   Payment of the Planned Premium does not guarantee that a Policy remains in force. Instead, the continuation of the Policy depends upon the Policy's Net Surrender Value. Even if Planned Premiums are paid, the Policy will lapse any time the Net Surrender Value is insufficient to pay the current monthly deductions and a grace period expires without sufficient payment. (See "Policy Lapse and Reinstatement.")

   A guarantee period and a monthly guarantee premium are specified in the Policy Specifications. The guarantee period ends on the tenth Policy anniversary. During the guarantee period, the Policy remains in force and no grace period will begin, provided that the total premiums received, minus any withdrawals and any Debt, equal or exceed the monthly guarantee premium times the number of months since the Policy Date, including the current month.

   The full initial premium is the only premium required to be paid under a Policy. However, additional premiums may be necessary to keep the Policy in force. (See "The Policy--Policy Lapse and Reinstatement.") We may reject or limit any premium payment below the current minimum premium amount, or that would increase the death benefit by more than the amount of the premium. We may return all or a portion of a premium payment if it would disqualify the Policy as life insurance under the Internal Revenue Code.

   Certain charges are deducted from each premium payment. (See "Charges and Deductions.") The remainder of the premium, known as the net premium, is allocated as described below under "Allocation of Premiums and Separate Account Value."

   Policy Date. The Policy Date is used to determine Policy Years and Monthly Processing Dates. The Policy Date is the date that insurance coverage takes effect subject to conditions set forth in the application, including the payment of initial premium. If this date is the 29th, 30th, or 31st of a month, the Policy Date will be the first day of the following month.

Allocation of Premiums and Separate Account Value

   Allocation of Premiums. The initial net premium is allocated to the Scudder Money Market Subaccount. The Separate Account Value remains in the Scudder Money Market Subaccount until the Trade Date. On the Trade Date, the Separate Account Value in the Scudder Money Market Subaccount is allocated to the Subaccounts and the Fixed Account as specified in the application. Additional premiums received will be allocated as specified in the application or in later written instructions received from you. The minimum amount of any premium that may be allocated to a Subaccount is $50. Cash Value may be allocated to a total of nineteen Subaccounts at any given time.

   The Separate Account Value will vary with the investment experience of the chosen Subaccounts. You bear the entire investment risk.

   Transfers. After the Trade Date, Separate Account Value may be transferred among the Subaccounts and into the Fixed Account. These transfers are limited to one transfer every fifteen days. All transfers made during a business day are treated as one transfer.

   Fixed Account value may be transferred to one or more Subaccounts. One transfer of Fixed Account value may be made once each Policy Year in the thirty day period following the end of a Policy Year.

   Transfer requests must be in writing in a form acceptable to us, or by telephone authorization under forms we authorize. (See "General Provisions-- Written Notices and Requests.") The minimum partial transfer amount is $500. No partial transfer may be made if the value of your remaining interest in a Subaccount or the Fixed Account, from which amounts are to be transferred, would be less than $500 after the transfer. We may waive these minimums for reallocations under established third party asset allocation programs. Transfers are based on the Accumulation Unit values next determined following our receipt of valid, complete transfer instructions. We may suspend, modify or terminate the transfer provision. We will charge $25 for each transfer in excess of twelve transfers per policy year, excluding Automatic Asset Reallocation and Dollar Cost Averaging transfers. We disclaim all liability if we follow in good faith instructions given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.

   If you authorize a third party to transact transfers on your behalf, we will reallocate the Cash Value pursuant to the authorized asset allocation program. However, we do not offer or participate in any asset allocation program and we take no responsibility for any third party asset allocation program. We may suspend or cancel acceptance of a third party's instructions at any time and may restrict the investment options available for transfer under third party authorizations.

   Automatic Asset Reallocation. You may elect to have transfers made automatically among the Subaccounts on an annual or a quarterly basis so that Cash Value is reallocated to match the percentage allocations in your predefined premium allocation elections. Transfers under this program are not subject to the $500 minimum transfer limitations, limited by the fifteen day transfer restriction nor subject to the $25 transfer charge. An election to participate in the automatic asset reallocation program must be in writing on our form and returned to our home office. There is currently no charge to participate in the program.

Policy Lapse and Reinstatement

   Lapse. The Policy will lapse when the Net Surrender Value is insufficient to cover the current monthly deductions and a grace period expires without a sufficient payment. (See "Charges and Deductions.")

   The grace period is 61 days. The grace period begins when we send notice that the Net Surrender Value is insufficient to cover the monthly deductions. If we do not receive a premium payment or loan repayment during the grace period sufficient to keep the Policy in force for three months, the Policy will lapse and terminate without value.

   If payment is received within the grace period, the premium or loan repayment will be allocated to the Subaccounts and the Fixed Account in accordance with current allocation instructions. Amounts over and above the amounts necessary to prevent lapse may be paid as additional premiums, to the extent permissible. (See "The Policy--Premiums.")

   We will not accept any payment causing the total premium payment to exceed the maximum payment permitted for life insurance under the guideline premium limits. However, you may voluntarily repay a portion of Debt to avoid lapse. You may also combine premium payments with Debt repayments. (See "Federal Tax Matters.")

   The death benefit payable during the grace period will be the Death Benefit in effect immediately prior to the grace period, less any Debt and any unpaid monthly deductions.

   Reinstatement. If a Policy lapses because of insufficient Net Surrender Value to cover the monthly deductions, and it has not been surrendered for its Net Surrender Value, it may be reinstated at any time within three years after the date of lapse. Tax consequences may affect the decision to reinstate. Reinstatement is subject to:

    . receipt of evidence of insurability satisfactory to us;

    . payment of a minimum premium sufficient to cover monthly deductions for the grace period and to keep the Policy in force three months; and

    . payment or reinstatement of any Debt which existed at the date of termination of coverage.

   The effective date of reinstatement of a Policy is the Monthly Processing Date that coincides with or next follows the date we approve the application for reinstatement. Suicide and incontestability provisions apply from the effective date of reinstatement.

                          POLICY BENEFITS AND RIGHTS

Death Benefits

   While the Policy is in force (see "Policy Lapse and Reinstatement--Lapse," above), the death benefit is based on the death benefit option, the Specified Amount and the table of death benefit percentages applicable at the time of death. The death benefit proceeds equal the death benefit minus any Debt and minus any monthly deductions due during the grace period.

   You select in the application one of two death benefit options: Option A or Option B. Subject to certain restrictions, you can change the death benefit option selected. So long as the Policy remains in force, the death benefit under either option will never be less than the Specified Amount.

   You choose the Specified Amount on the application. The Specified Amount is stated in the Policy Specifications. The minimum Specified Amount is $100,000.

   Option A. Under Option A, the death benefit equals the Specified Amount or, if greater, the Cash Value (determined as of the end of the Valuation Period during which the Insured dies) multiplied by a death benefit percentage. The death benefit percentages vary according to the Insured's age. The death benefit percentage is 250% for an Insured at Age 40 or under, and it declines for older Insureds. In setting the death benefit percentages, we seek to ensure that the Policy will qualify for favorable federal income tax treatment. A table showing the death benefit percentages is in Appendix A to this Prospectus and in the Policy.

   Option B. Under Option B, the death benefit equals the Specified Amount plus the Cash Value (determined as of the end of the Valuation Period during which the Insured dies) or, if greater, the Cash Value multiplied by a death benefit percentage. The specified percentage is the same as that used in connection with Option A. The death benefit under Option B always varies as Cash Value varies.

   Examples of Options A and B. The following examples demonstrate the determination of death benefits under Options A and B. The examples show three Policies--Policies I, II, and III--with the same Specified Amount, but different Cash Values and assume that the Insured is Age 35 at the time of death and that there is no outstanding Debt.

                                                 Policy I  Policy II  Policy III
                                                 --------  ---------  ----------
      Specified Amount.......................... $100,000  $100,000    $100,000
      Cash Value on Date of Death............... $ 25,000  $ 50,000    $ 75,000
      Death Benefit Percentage..................      250%      250%        250%
      Death Benefit Under Option A.............. $100,000  $125,000    $187,500
      Death Benefit Under Option B.............. $125,000  $150,000    $187,500

   Under Option A, the death benefit for Policy I equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Cash Value at the date of death times the death benefit percentage ($25,000 X 250% = $62,500). For both Policies II and III under Option A, the Cash Value times the death benefit percentage ($50,000 X 250% = $125,000 for Policy II; $75,000 X 250% = $187,500 for Policy III) is greater than the Specified Amount ($100,000), so the death benefit equals the higher value. Under Option B, the death benefit for Policy I equals $125,000 since the death benefit is the greater of Specified Amount plus Cash Value ($100,000 + $25,000 = $125,000) or the Cash Value times the death benefit percentage ($25,000 X 250% = $62,500). Similarly, in Policy II, Specified Amount plus Cash Value ($100,000 + $50,000 = $150,000) is greater than Cash Value times the death benefit percentage ($50,000 X 250% = $125,000). In Policy III, the Cash Value times the death benefit percentage ($75,000 X 250% = $187,500) is greater than the Specified Amount plus Cash Value ($100,000 + $75,000 = $175,000), so the death benefit equals the higher value.

   All calculations of death benefit are made as of the end of the Valuation Period during which the Insured dies. Death benefit proceeds may be paid to a Beneficiary in a lump sum or under the Policy's settlements options.

   Death Benefits ordinarily are paid within seven days after we receive all required documentation. Payments may be postponed in certain circumstances. (See "General Provisions--Postponement of Payments".)

Changes in Death Benefit Option

   After the first Policy Year, you may change the death benefit option from Option A to Option B, or from Option B to Option A. Changes in the death benefit option may be made in writing once per Policy Year. The effective date of the change is the next Monthly Processing Date after we accept the change.

   A change in the death benefit from Option A to Option B reduces the Specified Amount by the amount of the Policy's Cash Value. Therefore, the death benefit payable under Option B at the time of the change equals the amount payable under Option A immediately prior to the change. The change in option affects the determination of the death benefit since the Cash Value will then be added to the new Specified Amount, and the death benefit then varies with the Cash Value. We may require evidence of insurability before we accept a change in the death benefit from Option A to Option B.

   A change in the death benefit from Option B to Option A increases the Specified Amount by the amount of the Policy's Cash Value. Therefore, the death benefit payable under Option A at the time of the change equals the amount payable under Option B immediately prior to the change. However, the change in option affects the determination of the death benefit since the Cash Value is not added to the Specified Amount in determining the death benefit. The death benefit then equals the new Specified Amount (or, if higher, the Cash Value times the applicable specified percentage).

   A change in death benefit option may affect the future monthly cost of insurance charge, which varies with the net amount at risk. Generally, net amount at risk is the amount by which the death benefit exceeds the Cash Value. (See "Charges and Deductions--Cost of Insurance Charge.") If the death benefit does not equal the Cash Value times a death benefit percentage under either Options A or B, changing from Option B to Option A will generally decrease the future net amount at risk. This would decrease the future cost of insurance charges. Changing from Option A to Option B generally results in a net amount at risk that remains level. Such a change, however, results in an increase in the cost of insurance charges over time, since the cost of insurance rates increase with the Insured's Age.

Changes In Specified Amount

   After the first Policy Year, you may increase or decrease the Specified Amount, subject to our approval. A change in Specified Amount may only be made once per Policy Year. The minimum change in Specified Amount is $25,000. Increases are not allowed after the Insured attains age 80. Increasing the Specified Amount could increase the death benefit. Decreasing the Specified Amount could decrease the death benefit. The amount of change in the death benefit will depend, among other things, upon the selected death benefit option and the degree to which the death benefit exceeds the Specified Amount prior to the change. Changing the Specified Amount could affect the subsequent level of death benefit and Policy values. An increase in Specified Amount may increase the net amount at risk, thereby increasing your cost of insurance charge and the guarantee premium amount. However, an increase in Specified Amount does not extend the guarantee period. Conversely, a decrease in Specified Amount may decrease the net amount at risk, thereby decreasing your cost of insurance charge. A decrease in Specified Amount will not decrease the guarantee premium. Decreases in the death benefit may have tax consequences. (See "Federal Tax Matters.")

   Increases. We require additional evidence of insurability for an increase in Specified Amount.

   Decreases. Any decrease in Specified Amount is first applied to the most recent increases successively, then to the original Specified Amount. A decrease is not permitted if the Specified Amount would fall below the lesser of the initial Specified Amount or $100,000. If after a decrease in the Specified Amount, total premiums paid exceed the tax law's premium limitations, we will refund the amount exceeding the premium limitations. Some or all of the amount refunded may be subject to tax. (See "Federal Tax Matters.")

   We reserve the right to deny a requested decrease in Specified Amount. The reasons for denial may include:

    . our determination that the decrease would cause the Policy to fail the tax guideline premium limitations, or

    . our determination that the decrease would cause the Policy to terminate because the distributions from Cash Value required under the tax code to effect the decrease exceed Net Surrender Value.

   Requests for change in Specified Amount must be made in writing. The requested change becomes effective on the Monthly Processing Date on or next following our acceptance of the request. If the Owner is not the Insured, we require the Insured's consent.

Benefits at Maturity

   If the Insured is alive on the Policy Date anniversary nearest the Insured's 100th birthday, we pay the Owner the Surrender Value of the Policy. On the Maturity Date, the Policy terminates and we have no further obligations under the Policy except as provided in the Extended Maturity Option Rider.

   The Extended Maturity Option Rider maintains life insurance benefits beyond age 100. This Rider is added automatically to all Policies in states that have approved the Rider, at no extra premium. Under this Rider, you may choose from year to year to extend the Maturity Date for one year intervals. During the extension period, premium payments are prohibited due to Internal Revenue Code
Section 7702 restrictions. Also, during the extension period, you may not take partial withdrawals or additional Policy Loans, and the death benefit is the Cash Value. During the extension period, we will not charge the cost of insurance charge or the mortality and expense risk charge. We will, however, continue to charge the monthly administrative expense charge.

   All other riders still active end at age 100. The tax treatment of the maturity benefit and the Maturity Option Rider is discussed in "Treatment of Maturity Benefits and Extension of Maturity Date" under "Federal Tax Matters."

Cash Value

   Cash Value reflects:

    . the investment experience of the selected Subaccounts,

    . the frequency and amount of premiums paid,

    . transfers between Subaccounts,

    . withdrawals,

    . any Fixed Account or Loan Account values, and

    . Policy charges.

   You may make partial withdrawals of Cash Value or surrender the Policy and receive the Policy's Net Surrender Value. (See "Surrender Privilege.") The Cash Value is not guaranteed.

   Calculation of Cash Value. Cash Value is the total of:

    . Separate Account Value,

    . Fixed Account value, and

    . Loan Account value.

   Cash Value is determined on each Valuation Date. It is first calculated on the Policy Date. On that date, the Cash Value equals the initial net premium, minus the monthly deductions for the first Policy Month. (See "Charges and Deductions.")

   On any Valuation Date, Separate Account Value in any Subaccount equals:

     (1) Separate Account Value in the Subaccount at the end of the preceding Valuation Period times the Investment Experience Factor (defined below) for the current Valuation Period; plus

     (2) Any net premiums received and allocated to the Subaccount during the current Valuation Period; plus

     (3) Any amounts transferred to the Subaccount during the current Valuation Period (from a Subaccount, the Fixed Account or the Loan Account for Policy loan repayment (see "Policy Benefits and Rights--Policy Loans,")); minus

     (4) The pro rata portion of the monthly cost of insurance charge, administrative charge, and any other charges assessed to the Subaccount (see "Charges and Deductions--Cost of Insurance Charge"); minus

     (5) Any amounts transferred from the Subaccount during the current Valuation Period; minus

     (6) Any amounts withdrawn from the Subaccount during the current Valuation Period; minus

     (7) Any amounts loaned from the Subaccount during the current Valuation Period.

   There will also be Cash Value in the Loan Account if there is a Policy loan outstanding. The Loan Account is credited with amounts transferred from Subaccounts for Policy loans. The Loan Account balance accrues daily interest at an effective annual rate of 3.00%. (See "Policy Benefits and Rights--Policy Loans.")

   The Cash Value in the Fixed Account is credited with interest at our declared annual rate. The annual rate will never be less than 3%.

   Accumulation Unit Value. Each Subaccount has its own Accumulation Unit Value. When net premiums or other amounts are allocated to a Subaccount, units are purchased based on the Subaccount's Accumulation Unit Value at the end of the Valuation Period during which the allocation is made. When amounts are transferred out of, or deducted from, a Subaccount, units are redeemed in a similar manner.

   For each Subaccount, Accumulation Unit Value was initially set at the same unit value as the net asset value of a share of the underlying Portfolio. The Accumulation Unit Value for each subsequent Valuation Period is the Investment Experience Factor for that Valuation Period times the Accumulation Unit Value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit Value which applies for each day in the period. The number of Accumulation Units will not change due to investment experience. The Investment Experience Factor may be greater or less than one; therefore, the Accumulation Unit Value may increase or decrease.

   Investment Experience Factor. The investment experience of the Separate Account is calculated by applying the Investment Experience Factor to the Separate Account Value in each Subaccount during a Valuation Period. Each Subaccount has its own Investment Experience Factor. The Investment Experience Factor of a Subaccount for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

     (1) is the net result of:

       a. The net asset value per share of the investment held in the Subaccount determined at the end of the current Valuation Period; plus

       b. the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

       c. a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

     (2) is the net asset value per share of the investment held in the Subaccount determined at the end of the preceding Valuation Period;

     (3) is the factor representing the Mortality and Expense Risk Charge. (See "Charges and Deductions--Mortality and Expense Risk Charge.")

Policy Loans

   After the first Policy Year, you may borrow all or part of the Policy's maximum loan amount. The maximum loan amount is 90% of Surrender Value. The amount of any new loan may not exceed the maximum loan amount less Debt on the date a loan is granted. Loan interest is charged at an effective annual rate of 4.5%.

   Preferred Loans. After the first Policy Year, the Policy Owner may borrow an amount up to the earnings in the Policy subject to any previous indebtedness. Interest on a preferred loan is charged at an effective annual rate of 3%.

   The minimum amount of any loan is $500. The loan ordinarily is paid within seven days after we receive a written loan request, although payments may be postponed under certain circumstances. (See "Postponement of Payments," and "Federal Tax Matters.")

   On the date a loan is made, the loan amount is transferred from the Separate Account and Fixed Account to the Loan Account. Unless you direct otherwise, the loan amount is deducted from the Subaccounts and the Fixed Account in proportion to the values that each bears to the total of Separate Account Value and Fixed Account value at the end of the Valuation Period during which the request is received.

   Interest not paid when due is added to the loan amount. Unpaid interest is due upon the earlier of the next Policy Date anniversary or when coverage ceases. The same interest rates apply to unpaid interest. When interest is added to the loan amount, we transfer an equal amount from the Separate Account and the Fixed Account to the Loan Account.

   Cash Value in the Loan Account earns 3.00% annual interest. Such interest is allocated to the Loan Account.

   Loan Repayment. All or any portion of a loan may be repaid at any time. You must specify that the purpose of a payment is loan repayment; otherwise a payment is treated as premium. At the time of repayment, the Loan Account is reduced by the repayment amount, adjusted for the difference between interest charged and interest earned. The net repayment amount is allocated to the Subaccounts and the Fixed Account, according to your current allocation instructions, at the end of the Valuation Period during which the repayment is received. These transfers are not limited by the 15 day transfer restriction.

   Effects of Policy Loan. Policy loans decrease the Net Surrender Value and, therefore, the amount available to pay Policy charges. If the Net Surrender Value on the day preceding a Monthly Processing Date is less than the next monthly deductions we will notify you. (See "General Provisions--Written Notices and Requests.") The Policy will lapse and terminate without value, unless we receive a sufficient payment within 61 days of the date notice is sent. (See "The Policy--Policy Lapse and Reinstatement.")

   Effect on Investment Experience. A Policy Loan affects Cash Value. The collateral for the outstanding loan (the amount held in the Loan Account) does not participate in the experience of the Subaccounts or earn current interest in the Fixed Account. If the interest credited to the Loan Account is more than the amount that would have been earned in the Subaccounts or the Fixed Account, the Cash Value will, and the Death Benefit may, be higher as a result of the loan. Conversely, if the amount credited to the Loan Account is less than would have been earned in the Subaccounts or the Fixed Account, the Cash Value, as well as the Death Benefit, may be less.

   Tax Treatment. If the Policy is a modified endowment contract, a loan is treated as a distribution and is includible in income to the extent that Cash Value exceeds premiums paid. Therefore, a loan may result in federal income tax and a 10% tax penalty may also apply. (See "Federal Tax Matters.")

Surrender Privilege

   If the Insured is alive, you may surrender the Policy for its Surrender Value. To surrender the Policy, you must return the Policy to us, along with a written request. The Net Surrender Value equals Surrender Value, minus any Debt. The Surrender Value equals the Cash Value minus any applicable surrender charge. (See "Surrender Charge.")

   Partial Withdrawals. After the first Policy Year, you may withdraw a portion of Surrender Value. The minimum amount of each withdrawal is $500. The maximum withdrawal is limited to 10% of Net Surrender Value during the surrender charge period. We will charge $25 for each partial withdrawal taken in excess of one per Policy Year, except those withdrawals under the Systematic Withdrawal Plan. This charge reimburses us for the administrative expense related to the withdrawal. This charge is deducted after the partial withdrawal amount is determined. (See "Charges and Deductions.") A withdrawal decreases Cash Value by the amount of the withdrawal and, if Death Benefit Option A is in effect, reduces Specified Amount by the amount of the withdrawal.

Free-Look Period and Exchange Rights

   During the Free-Look Period, you may examine the Policy and return it for a refund. The time period depends on where the Policy is issued; however, it will be at least 10 days from the date you receive the Policy, or, 45 days after you complete the application for insurance, whichever is later. The amount of the refund is the sum of Cash Value in the Scudder Money Market Subaccount plus the total amount of monthly deductions and deductions from Premium. This amount will be at least equal to premiums paid. To receive a refund you should return the Policy to us or to the agent who sold the Policy.

   At any time during the first two years after the Issue Date, you may exchange the Policy for a non-variable permanent fixed benefit life insurance policy then currently offered by us or an affiliate. Evidence of insurability is not required. The amount of the new policy may be, at your election, either the initial Death

Benefit or the same net amount at risk as the Policy on the exchange date. All Debt must be repaid and the Policy must be surrendered before the exchange is made. The new policy will have the same Policy Date and issue age as the exchanged Policy.

                            CHARGES AND DEDUCTIONS

Deductions from Premiums

   We deduct a sales load of 2% from each premium before the net premium is allocated. Additionally, we deduct a state and local premium tax charge of 2.5% from each premium payment before net premium is allocated. This charge reimburses us for paying state premium taxes. We expect to pay an average state premium tax rate of approximately 2.5%, but the actual premium tax attributable to a Policy may be more or less. In addition, a charge for federal taxes, equal to 1% of each premium payment, is deducted to compensate us for higher corporate income taxes under the Internal Revenue Code.

   We expect to recover total premium tax expenses over the life of the Policies from aggregate tax charges and the unamortized state premium tax charge portion of the surrender charge. However, the amount of premium taxes differs from state to state and some states have no premium tax. Accordingly, the amount of these charges paid under your Policy may be more or less than the premium taxes we actually pay with respect to your Policy.

Cost of Insurance Charge

   We deduct a cost of insurance charge monthly from the Subaccounts and the Fixed Account. This charge covers our anticipated mortality costs. The cost of insurance charge is deducted monthly in advance and is allocated pro rata among the Subaccounts and the Fixed Account.

   We deduct the cost of insurance by cancelling units under the Subaccounts and withdrawing amounts from the Fixed Account on the Policy Date and on each Monthly Processing Date thereafter. If the Monthly Processing Date falls on a day other than a Valuation Date, the charge is determined on the next Valuation Date. The cost of insurance charge is determined by multiplying the monthly cost of insurance rate (see below) by the "net amount at risk" for each Policy month. The net amount at risk equals the Death Benefit divided by 1.0024663, minus the Cash Value on the Monthly Processing Date.

   Cost of Insurance Rate. The monthly cost of insurance rates are based on the issue age, sex, rate class of the Insured and Policy Year. We determine the monthly cost of insurance rates based on our expectations as to future mortality experience. Any change in the schedule of rates applies to all individuals of the same class as the Insured. The cost of insurance rate may never exceed those shown in the table of guaranteed maximum cost of insurance rates in the Policy. The guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker Mortality Tables, Age Nearest Birthday, published by the National Association of Insurance Commissioners.

   Rate Class. The rate class of an Insured will affect the cost of insurance rate. We currently place Insureds in preferred rate classes and rate classes involving a higher mortality risk. The cost of insurance rates for rate classes involving a higher mortality risk are multiples of the preferred rates. (See "Charges and Deductions--Cost of Insurance Rate," above.)

Mortality and Expense Risk Charge

   We deduct a daily charge, at a current annual rate of .60% for the first ten Policy Years, .40% for Policy Years eleven through twenty, and .20% for Policy Years twenty-one and thereafter, ceasing at attained age 100, from the Subaccounts for mortality and expense risks we assume. We guarantee an annual rate of .60% for the first ten Policy Years, and .40% for Policy Years eleven and thereafter, ceasing at attained age 100.

   The mortality and expense risk we assume is that our estimates of longevity and of the expenses incurred over the life of the Policy will not be correct. If circumstances change, we may be required to assess a charge higher than the current charge, but not more than the guaranteed mortality and expense risk charge.

Monthly Administrative Charge

   We deduct a monthly administrative expense charge to reimburse us for certain expenses related to maintenance of the Policies, accounting and record keeping and periodic reporting to Owners. This charge is designed only to reimburse us for actual administrative expenses. For the first Policy Year, this charge is $10 per month. In Policy Years two and thereafter it is anticipated that the charge will be $6 per month, however, should these expenses exceed those currently assumed, the charge may be increased up to $7.50 per month.

Other Charges

   Surrender Charge. We deduct a surrender charge from the Cash Value if the Policy is surrendered or Cash Value is applied under a settlement option during the first ten Policy Years. A surrender charge is also assessed during the first ten Policy Years following an increase in Specified Amount.

     1. The amount of the surrender charge for the initial Specified Amount is the product of a. times b. times c. where:

       a. is the initial Specified Amount (in 1,000s);

       b. is the surrender target premium rate as shown in Appendix B; and

       c. is the surrender charge percentage for the applicable Policy Year as shown below.

   During the ten Policy Years following an increase in Specified Amount, an additional surrender charge applies. The additional charge is calculated as described below based on the amount of increase, years commencing on the date of the increase and surrender target premium associated with the increase.

     2. The amount of the surrender charge for each increase in the Specified Amount is the product of a. times b. times c. where:

       a. is the amount of increase in Specified Amount for the base plan (in 1,000s);

       b. is the surrender target premium rate as shown in Appendix B; and

       c. is the surrender charge percentage for the applicable Policy Year as shown below.

   The surrender charge is the sum of the amounts in 1. and 2. above. The surrender charge is not reduced by any decrease in Specified Amount.

   The applicable surrender target premium rate depends on the Insured's age at issue, sex, tobacco status, and underwriting rate class. See Appendix B.

SURRENDER CHARGE PERCENTAGES:

             Policy Year                       Percentages
             -----------                       -----------
             1-5..............................    100%
               6..............................     80%
               7..............................     60%
               8..............................     45%
               9..............................     30%
              10..............................     15%
             11+..............................      0%

   Partial Withdrawal Charge. We will charge $25 for each partial withdrawal in a Policy Year after the first withdrawal. This charge reimburses us for the administrative expenses related to the withdrawal. However, the partial withdrawal charge does not apply to those under the Systematic Withdrawal Plan.

   Transfer Charge. We will charge up to $25 for each transfer in excess of twelve transfers per Policy Year, excluding Automatic Asset Reallocation and Dollar Cost Averaging transfers. The transfer charge reimburses us for the administrative expenses related to the transfer.

   Taxes. Currently, no charges are made against the Separate Account for federal, state or other taxes attributable to the Separate Account. We may, however, in the future impose charges for income taxes or other taxes attributable to the Separate Account or the Policy. (See "Federal Tax Matters.")

   Charges Against the Funds. Under investment advisory agreements with each Fund, the investment manager and/or adviser provides investment advisory and/or management services for the Portfolios. The Funds are responsible for advisory fees and various other expenses, including 12b-1 distribution fees. Investment advisory fees and expenses differ with respect to each of the Portfolios. (See "The Funds.")

   For additional information about the fees and expenses of the Funds, see "The Funds", page 9, and the Fund prospectuses accompanying this Prospectus, and Statements of Additional Information available from us upon request.

   The Fund(s) may pay 12b-1 service fees to us or our affiliates for support or distribution services relating to Fund shares. We may receive compensation from the investment advisers for administrative services related to the Funds. This compensation will be consistent with the services rendered or the cost savings resulting from the arrangement. For more information concerning investment advisory fees and other charges against the Portfolios, see the Funds' prospectuses accompanying this Prospectus and Statements of Additional Information available from us upon request.

   Systematic Withdrawal Plan. An initial charge of $50 is imposed to enter into a Systematic Withdrawal Plan. In addition, a $25 charge is imposed each time a change is made to the plan. These charges reimburse us for administrative expenses of this plan. (See "Systematic Withdrawal Plan.")

   Reduction of Charges. We may reduce certain charges and credit additional amounts in special circumstances that result in lower sales, administrative, or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to our existing policyowners, sales to employees or clients of members of the ZFS group of companies, or employees and registered representatives (and their families) of broker-dealers (or their affiliated financial institutions) that have entered into selling group agreements with Investors Brokerage Services, Inc., the distributor of the Policies. The amounts of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not unfairly discriminate against any person, including the affected Owners and owners of all other policies funded by the Separate Account.

                              GENERAL PROVISIONS

Settlement Options

   You, or the Beneficiary at the death of the Insured if no election by you is in effect, may elect to have the Death Benefit or Surrender Value paid in a lump sum or have the amount applied to one of the Settlement Options. Payments under these options will not be affected by the investment experience of the Separate Account after proceeds are applied under a Settlement Option. The payee elects monthly, quarterly, semi-annual or annual payments. The option selected must result in a payment that at least equals our required minimum in effect when the option is chosen. If at any time the payments are less than the minimum, we may increase the period between payments to quarterly, semi-annual or annual or make the payment in one lump sum.

   Benefit payments are based on Net Surrender Value calculated on the day preceding the date the first benefit payment is due. The payment will be based on the Settlement Option elected in accordance with the appropriate settlement option table.

   Option 1--Fixed Installment Annuity. We pay income for the period and payment mode elected. The period elected must be at least 5 years, but not more than 30 years.

   Option 2--Life Annuity. We pay monthly income to the payee during the payee's lifetime. If this Option is elected, annuity payments terminate automatically and immediately on the death of the payee without regard to the number or total amount of payments made. Thus, it is possible for an individual to receive only one payment if death occurred prior to the date the second payment was due.

   Option 3--Life Annuity with Installments Guaranteed. We pay monthly income for the guaranteed period elected and thereafter for the remaining lifetime of the payee. The available guaranteed periods are 5, 10, 15 or 20 years.

   Option 4--Joint and Survivor Annuity. We pay the full monthly income while both payees are living. Upon the death of either payee, the income continues during the lifetime of the surviving payee. The surviving payee's income is based on the percentage designated (50%, 66 2/3%, 75% or 100%) at election time. Payments terminate automatically and immediately upon the death of the surviving payee without regard to the number or total amount of payments received.

   We must consent to any other payment methods.

   The guaranteed monthly payments are based on an interest rate of 2.50% per year and, where mortality is involved, the "1983 Table a" individual mortality table developed by the Society of Actuaries, with a 5 year setback.

Postponement of Payments

   General. Payment of any amount due upon: (a) Policy termination at the Maturity Date, (b) surrender of the Policy, (c) payment of any Policy loan, or
(d) death of the Insured, may be postponed whenever:

     (1) The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Commission;

     (2) The Commission by order permits postponement for the protection of owners; or

     (3) An emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Separate Account.

   Transfers may also be postponed under these circumstances.

   Payment Not Honored by Bank. The portion of any payment due under the Policy which is derived from any amount paid to us by check or draft may be postponed until such time as we determine that such instrument has been honored by the bank upon which it was drawn.

The Contract

   The Policy, any endorsements, and the application constitute the entire contract between you and KILICO. All statements made by the Insured or contained in the application will, in the absence of fraud or misrepresentation, be deemed representations and not warranties.

   Only the President, the Secretary, or an Assistant Secretary of KILICO is authorized to change or waive the terms of a Policy. Any change or waiver must be in writing and signed by one of those persons.

Misstatement of Age or Sex

   If the age or sex of the Insured is misstated, the Death Benefit will be adjusted to reflect the correct sex and age.

Incontestability

   We may contest the validity of a Policy if any material misrepresentations are made in the application. However, a Policy will be incontestable after it has been in force during the lifetime of the Insured for two years from the Issue Date. A new two year contestability period will apply to increases in Specified Amount and to reinstatements, beginning with the effective date of the increase or reinstatement.

Suicide

   Suicide by the Insured, while sane or insane, within two years from the Issue Date (or within two years following an increase in Specified Amount or reinstatement) is a risk not assumed under the Policy. Our liability for such suicide is limited to the premiums paid less any withdrawals and Debt. In the case of reinstatement or increase in Specified Amount, our liability shall be limited to the premiums paid since the reinstatement or increase less any withdrawals and Debt. When the laws of the state in which a Policy is delivered require less than a two year period, the period or amount paid will be as stated in such laws.

Assignment

   No Policy assignment is binding on us until we receive it. We assume no responsibility for the validity of the assignment. If the Policy is assigned, your rights and the rights of the Beneficiary are subject to the rights of the assignee of record.

Nonparticipating

   The Policy does not pay dividends. It does not participate in any of KILICO's surplus or earnings.

Owner and Beneficiary

   You may designate a new Owner while the Insured is alive.

   You designate primary and contingent Beneficiaries in the application. We rely upon the latest filed change of beneficiary. If the Insured dies, and no designated Beneficiary is alive at that time, we will pay the Insured's estate. The interest of any Beneficiary may be subject to that of an assignee.

   In order to change the Owner or a designated Beneficiary, you must sign our form. After we receive written notice of such change, the change is effective when you sign the form. We are not liable for payments made or actions taken before we receive the signed form.

Records and Reports

   We keep the Separate Account records. We send you, at your last known address of record, an annual report showing:

                                         . partial withdrawals
    . Death Benefit


                                         . transfers
    . Accumulation Unit Value


                                         . Policy loans and repayments
    . Cash Value


                                         . Policy charges
    . Surrender Value

    . additional premium payments

   We also send you confirmations and acknowledgments of various transactions, as well as annual and semi-annual Fund reports.

Written Notices and Requests

   Send written notices or requests to our home office: Kemper Investors Life Insurance Company, Customer Service, 1 Kemper Drive, Long Grove, Illinois 60049. Please include the Policy number and the Insured's full name. We send notices to your address shown in the application unless an address change is filed with us.

Optional Insurance Benefits

   The following optional insurance benefits are available by rider at the time of application:

    . waiver of premium due to Insured's total disability,

    . term insurance on the Insured's dependent children,

    . acceleration of a portion of the death benefit due to Insured's terminal illness,

    . other insured rider, and

    . extended maturity rider.

   The cost of these benefits is added to the monthly deduction. These benefits and restrictions are described in the Rider. We provide samples of these provisions upon written request.

                             DOLLAR COST AVERAGING

   Under our Dollar Cost Averaging program, Cash Value in the Fixed Account, the Scudder Money Market Subaccount or the Scudder Government Securities Subaccount ("DCA Subaccount") is automatically transferred monthly to other Subaccounts and the Fixed Account. You may enroll any time by completing our Dollar Cost Averaging form. Transfers are made on the tenth day of the month, or the next business day if the tenth falls on a weekend. We must receive the enrollment form at least five business days before the transfer date.

   Transfers commence on the first transfer date following the Trade Date. The minimum transfer amount is $100 per Subaccount or Fixed Account. In order to enroll, Cash Value in the DCA Subaccount must be at least $10,000. Dollar Cost Averaging automatically ends if Cash Value in the DCA Subaccount is less than the amount designated to be transferred. Cash Value remaining in the DCA Subaccount will be transferred.

   Dollar Cost Averaging ends if:

    . the number of designated monthly transfers has been completed,

    . Cash Value attributable to the DCA Subaccount is insufficient to complete the next transfer,

    . we receive your written termination at least five business days before the next transfer date, or

    . the Policy is surrendered.

   There is currently no charge to participate in the Dollar Cost Averaging program. We will give 30 days notice if we amend the Dollar Cost Averaging program. We may terminate the program at any time.

   You may change Dollar Cost Averaging instructions by completing our enrollment form. We must receive the enrollment form at least 5 business days (10 business days for Fixed Account transfers) before the next transfer date.

   To participate in Dollar Cost Averaging, you may have Cash Value in the Fixed Account and no more than eight non-DCA Subaccounts.

                          SYSTEMATIC WITHDRAWAL PLAN

   We offer a Systematic Withdrawal Plan ("SWP") allowing you to preauthorize periodic withdrawals after the first Policy Year. You instruct us to withdraw selected amounts from the Fixed Account, or up to two Subaccounts, on a monthly, quarterly, semi-annual or annual basis. Your periodic payment must be at least $500. These periodic payments are partial withdrawals and are subject to surrender charges. (See "Policy Benefits and Rights--Surrender Privileges".) The $25 withdrawal charge does not apply. However, we charge $50 to establish an SWP and a $25 charge each time a change is made. These charges reimburse us for SWP administrative expenses. Periodic payments may be subject to income taxes, withholding and tax penalties. (See "Federal Tax Matters.") An SWP application and additional information may be obtained from us or from your representative. We will give 30 days notice if we amend the SWP. The SWP may be terminated at any time by you or us.

                           DISTRIBUTION OF POLICIES

   Investors Brokerage Services, Inc. ("IBS") serves as distributor of the Policies. IBS is located at 1 Kemper Drive, Long Grove, Illinois 60049. IBS is our wholly-owned subsidiary. It is registered as a broker-dealer under the Securities Exchange Act of 1934 (the "1934 Act"), and is a member of the National Association of Securities Dealers, Inc. ("NASD").

   The Policy is sold by licensed insurance representatives who represent us and who are registered representatives of broker-dealers that are registered under the 1934 Act and are members of the NASD.

   The maximum sales commission payable to registered representatives is approximately 70% of premiums up to the commission target premium and 2.5% of excess premium in the first year and 2.5% of total premium in renewal years two through five. Beginning in the second Policy Year, a service fee on assets which have been maintained and serviced may also be paid. In addition, certain overrides and production and managerial bonuses may be paid. These additional amounts may constitute a substantial portion of total commissions and fees paid. Firms to which service fees and commissions may be paid include affiliated broker-dealers. In addition to the commissions described above, we may pay additional promotional incentives, in the form of cash or other compensation, to licensed broker-dealers that sell the Policy. These incentives may be offered to certain broker-dealers that sell or are expected to sell certain minimums during specified periods.

   The distribution agreement with IBS provides for indemnification of IBS by KILICO and the Separate Account for liability arising out of allegedly untrue statements in, or omissions of material fact from, the prospectus or the Registration Statement. IBS agrees to indemnify KILICO and the Separate Account against claims arising from the conduct of IBS or unaffiliated broker-dealers that sell Policies.

                              FEDERAL TAX MATTERS

Introduction

   This discussion of the federal income tax treatment of the Policy is not exhaustive, does not cover all situations, and is not intended as tax advice. The federal income tax treatment of the Policy is unclear in certain circumstances, and a qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended ("Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

   This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with owning the Policy. In addition, we make no guarantee regarding any tax treatment--federal, state or local--of any Policy or of any transaction involving a Policy.

Our Tax Status

   We are taxed as a life insurance company and the operations of the Separate Account are treated as part of our total operations. The operations of the Separate Account do not materially affect our federal income tax liability because we are allowed a deduction to the extent that net investment income of the Separate Account is applied to increase Cash Value. We may incur state and local taxes attributable to the Separate Account. At present, these taxes are not significant. Accordingly, we do not charge or credit the Separate Account for federal, state or local taxes. However, our federal income taxes are increased because of the federal tax law's treatment of deferred acquisition costs. Accordingly, we charge 1% of each premium payment to compensate us for our higher corporate income tax liability.

   If there is a material change in law, charges or credits may be made to the Separate Account for taxes or reserves for taxes. These charges or credits are determined independently of the taxes we actually pay.

Taxation of Life Insurance Policies

   Tax Status of the Policy. The Code establishes a definition of life insurance which, in part, places limitations on the amount of premiums that may be paid and the Cash Value that can accumulate relative to the Death Benefit. We believe the Policy meets this definition. We reserve the right to refund premiums and earnings thereon, increase the Death Benefit (which may result in higher Policy charges), or take any other action we deem necessary to ensure the Policy's compliance with the tax definition of life insurance. The Death Benefit is generally excludable from the Beneficiary's gross income. Interest and other income credited are not taxable unless certain withdrawals are made (or are deemed to be made) from the Policy prior to the Insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified", and (2) we, rather than you, are considered the owner of the assets of the Separate Account.

   Diversification Requirements. The Code prescribes the manner in which the Separate Account must be "adequately diversified." If the Separate Account fails to comply with these diversification standards, the Policy will not be treated as a life insurance contract, and you will be taxed on the income on the contract (as defined in the tax law). We expect that the Separate Account, through the Funds, will comply with the prescribed diversification requirements.

   Ownership Treatment. In certain circumstances, variable life insurance contract owners may be considered the owners of the assets of a segregated asset account such as the Separate Account. Income and gains from the Separate Account would then be includible in your gross income. The Internal Revenue Service ("IRS") has stated that a variable contract owner will be considered the owner of the assets of a separate account if the owner possesses the ability to exercise investment control over such assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to allocate Cash Values among the Subaccounts may cause you to be considered the owner of the assets of the Separate Account.

   We do not know what limits may be set forth in any guidance that the IRS may issue, or whether any such limits will apply to existing Policies. We therefore reserve the right to modify the Policy as necessary to attempt to prevent Policy Owners from being considered the owners of the assets of the Separate Account. However, there is no assurance that such efforts would be successful.

   The following discussion assumes that the Policy will be treated as a life insurance contract for tax purposes.

   Tax Treatment of Life Insurance Death Benefit Proceeds. In general, the Death Benefit is excludable from the beneficiary's gross income under the Code. Certain transfers of the Policy, however, may result in a portion of the Death Benefit being taxable. If the Death Benefit is paid under a Settlement Option, generally payments will be prorated between the non-taxable Death Benefit and taxable interest.

   Tax Deferral During Accumulation Period. Any increase in Cash Value is generally not taxable to you unless amounts are received (or are deemed to be received) from the Policy before the Insured's death. If the Policy is surrendered, the excess of Cash Value over the "investment in the contract" is includible in your ordinary income. The "investment in the contract" generally is premium payments minus non-taxable distributions. As described below, the tax treatment of amounts distributed, including loans, while the Insured is alive depends upon whether your Policy is a "modified endowment contract" ("MEC"). The term "modified endowment contract," or "MEC," is defined below.

Policies Which Are Not MECs

   Tax Treatment of Withdrawals Generally. If the Policy is not a MEC, the amount of any withdrawal (including a systematic withdrawal) generally will be treated first as a non-taxable recovery of premiums and then as taxable income. Thus, a withdrawal from a non-MEC Policy generally is not taxable income unless the total withdrawals exceed the investment in the contract.

   Distributions Required in the First 15 Policy Years. The Code limits the amount of premium that may be paid and Cash Value that can accumulate relative to the Death Benefit. Where cash distributions are required in connection with a reduction in benefits during the first 15 years after the Policy is issued (or if withdrawals are made in anticipation of a reduction in benefits during this period), some or all of such amounts may be taxable. A reduction in benefits may result from a decrease in Specified Amount, a change from an Option B Death Benefit to an Option A Death Benefit, if withdrawals are made, and in certain other instances.

   Tax Treatment of Loans. If a Policy is not a MEC, a loan generally is treated as indebtedness of the Policy owner. As a result, the loan is not taxable income to you if the Policy remains in force. However, when the interest rate credited to the Loan Account is the same as the interest rate charged for the loan (preferred loan), it is unclear whether the IRS would consider some or all of the loan proceeds to be includible in income. Absent further guidance, we will treat all loans, including preferred loans, as indebtedness. If a Policy lapses when a loan is outstanding, the amount of the loan outstanding will be treated as an amount received in connection with a surrender in determining whether any amounts are includible in the Policy owner's income.

   Generally, interest paid on Policy Loans or other indebtedness related to the Policy will not be tax deductible, except in the case of certain indebtedness under a Policy covering a "key person." A tax adviser should be consulted before taking any Policy Loan.

Policies Which Are MECs

   Characterization of a Policy as a MEC. A Policy is a MEC if (1) the Policy is received in exchange for a life insurance contract that was a MEC, or (2) the Policy is issued on or after June 21, 1988 and premiums are paid more rapidly than permitted under the "7-Pay Test." A Policy fails this test (and thus is a MEC) if the accumulated amount paid during the first 7 Policy Years exceeds the cumulative sum of the net level premiums which would have been paid to that time if the Policy provided for paid-up future benefits after the payment of 7 level annual premiums. Under the Code, a material change of the Policy generally results in a reapplication of the 7-Pay Test. In addition, any reduction in benefits during the 7-Pay period will affect the application of this test.

   We monitor the Policies and attempt to notify Policy Owners on a timely basis if a Policy is in jeopardy of becoming a MEC. You may then request that we take available steps to avoid treating the Policy as a MEC.

   Tax Treatment of Withdrawals, Loans, Assignments and Pledges under MECs. If the Policy is a MEC, withdrawals (including systematic withdrawals) are treated first as withdrawals of income and then as a recovery of premiums. Thus, withdrawals are includible in income to the extent that the Cash Value exceeds the investment in the contract. A Policy loan is treated as a withdrawal for tax purposes.

   If you assign or pledge Cash Value under a MEC (or agree to assign or pledge any portion), such portion is a withdrawal for tax purposes. The investment in the contract is increased by the amount includible in income with respect to any assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment). Before assigning, pledging, or requesting a loan under a MEC, you should consult a tax adviser.

   Penalty Tax. Generally, proceeds of a surrender or a withdrawal (or the amount of any deemed withdrawal) from a MEC are subject to a penalty tax of 10% of the portion of the proceeds that is includible in income, unless the surrender or withdrawal is made (1) after you attain age 59 1/2, (2) because you have become disabled (as defined in the Code), or (3) as substantially equal periodic payments over your life or life expectancy (or the joint lives or life expectancies of you and your beneficiary, within the meaning of the law).

   Aggregation of Policies. All life insurance contracts which are treated as MECs and which are purchased by the same person from us or our affiliates within the same calendar year are aggregated and treated as one contract in determining the tax on withdrawals (including deemed withdrawals). The effects of aggregation are not always clear; however, it could affect the taxable amount of a withdrawal (or a deemed withdrawal) and could subject the withdrawal to the 10% penalty tax.

Considerations Applicable to Both MECs and Non-MECs

   Loss of Interest Deduction Where Policies Are Held by or for the Benefit of Corporations, Trusts, Etc. If an entity (such as a corporation or a trust, not an individual) purchases a Policy or is the beneficiary of a Policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the Policy may not be deductible by the entity. However, this rule does not apply to a Policy owned by an entity engaged in a trade or business which covers the life of only one individual who is (a) a 20 percent owner of the entity, or
(b) an officer, director, or employee of the trade or business, at the time first covered by the Policy. Entities that are considering purchasing the Policy, or that will be Beneficiaries under a Policy, should consult a tax adviser.

   Other Considerations. Changing the Policy owner, exchanging the Policy, changing from one Death Benefit option to another, and other Policy changes may have tax consequences depending on the circumstances of the change. Federal estate and state and local estate taxes, or inheritance taxes and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy owner or Beneficiary. The exchange of one life insurance contract for another life insurance contract generally is not taxed (unless cash is distributed or a loan is reduced or forgiven). The insured under the new contract must be the same as the insured under the old contract.

   Treatment of Maturity Benefits and Extension of Maturity Date. If your Policy does not have an Extended Maturity Option Rider, at the Maturity Date, we pay the Surrender Value to you. Generally, the excess of the Cash Value (less any applicable administrative expense charge) over your investment in the Policy will be includible in your taxable income at that time. If your Policy has an Extended Maturity Option Rider, we believe the Policy will continue to qualify as life insurance under the Code. However, there is some uncertainty regarding this treatment. It is possible, therefore, that you would be viewed as constructively receiving the Surrender Value in the year in which the Insured attains age 100 and would realize taxable income at that time, even if the Policy proceeds were not distributed at that time.

Federal Income Tax Withholding

   We withhold and send to the federal government a part of the taxable portion of withdrawals unless you notify us in writing at the time of withdrawal that you are electing no withholding. You are always responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

                             LEGAL CONSIDERATIONS

   On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The Policy contains cost of insurance rates that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of federal, state and local laws, including Title VII of the Civil Rights Act, the Equal Pay Act, and Norris and subsequent cases on any employment-related insurance or fringe benefit program before purchasing the Policy.

                 SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

   We hold the assets of the Separate Account. We keep these assets segregated and apart from our general funds. We maintain records of all purchases and redemptions of the shares of each Portfolio by each of the Subaccounts.

                               VOTING INTERESTS

   We vote a Fund's shares held in the Separate Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Separate Account. Owners of all Policies participating in each Subaccount are entitled to give us instructions with respect to that Subaccount. An Owner's proportionate interest in that Subaccount is measured by units. We determine the number of shares for which an Owner may give voting instructions as of the record date for the meeting. Owners will receive proxy material, reports, and other materials relating to the appropriate Portfolio.

   We vote all Fund shares held in the Separate Account proportionately based on Owners' instructions. If changes in law permit, we may vote a Fund's shares in our own right.

   We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of the Fund or of one or more of its Portfolios or to approve or disapprove an investment advisory contract for a Portfolio. In addition, we may disregard voting instructions in favor of changes initiated by an Owner in the investment policy or the investment adviser of a Portfolio if we reasonably disapprove of such changes. A proposed change would be disapproved only if the change is contrary to state law or prohibited by state regulatory authorities, or if we determine that the change would have an adverse effect on our General Account in that the proposed investment policy for a Portfolio may result in overly speculative or unsound investments. In the event we disregard voting instructions, we will include a summary of that action and the reasons for it in the next annual report to Owners.

                          STATE REGULATION OF KILICO

   KILICO, a stock life insurance company organized under the laws of Illinois, is subject to regulation by the Illinois Department of Insurance. We file an annual statement with the Director of Insurance on or before March 1st of each year covering our operations and reporting on our financial condition as of December 31st of the preceding year. Periodically, the Director of Insurance examines the liabilities and reserves of KILICO and the Separate Account and certifies to their adequacy.

   In addition, we are subject to the insurance laws and regulations of the other states where we operate. Generally, the insurance departments of other states apply the laws of Illinois in determining our permissible investments.

                        KILICO'S DIRECTORS AND OFFICERS

   Our directors and principal officers are listed below together with their current positions and their other business experience during the past five years. The address of each officer and director is 1 Kemper Drive, Long Grove, Illinois 60049.

      Name and Age
  Position with KILICO
    Year of Election        Other Business Experience During Past 5 Years or More
  --------------------      -----------------------------------------------------
Gale K. Caruso (43)       President and Chief Executive Officer of Federal Kemper
President and Chief       Life Assurance Company ("FKLA"), Fidelity Life
Executive Officer since   Association ("FLA") and Zurich Life Insurance Company of
June 1999. Director       America ("ZLICA"). President and Chief Executive Officer
since July 1999.          of Zurich Direct, Incorporated ("ZD") since April 2000.
                          Director of FKLA, FLA and ZLICA since July 1999 and of ZD
                          since March 2000. President and Chief Executive Officer
                          of Zurich Kemper Life Insurance Company of New York
                          ("ZKLICONY") since April 2000 and Director since October
                          1999. Chairman and Director of Investors Brokerage
                          Services, Inc. ("IBS") since May 2000 and of Investors
                          Brokerage Services Insurance Agency, Inc. ("IBSIA") since
                          March 2000. Chairman and Director of PMG Asset
                          Management, Inc. ("PMGAM"), PMG Life Agency Inc.
                          ("PMGLA"), PMG Marketing, Inc. ("PMG Marketing") and PMG
                          Securities Corporation ("PMG Securities") since March
                          2000. Executive Vice President and Director of Kemper
                          Corporation ("Kemper") since February 2000. Chairman,
                          President and Chief Executive Officer of Scudder Canada
                          Investor Services, Ltd. from 1995 to June 1999. Managing
                          Director of Scudder Kemper Investments, Inc. from July
                          1986 to June 1999.
Eliane C. Frye (53)       Executive Vice President of FKLA and FLA since March
Executive Vice President  1995. Executive Vice President of ZLICA and ZD since
since March 1995.         March 1996. Executive Vice President of ZKLICONY since
Director since May 1998.  April 2000 and Director since October 1999. Director of
                          FLA since December 1997. Director of FKLA and ZLICA since
                          May 1998. Director of ZD from March 1996 to March 1997.
                          Director of IBS and IBSIA since 1995.
Frederick L. Blackmon     Executive Vice President of FKLA, FLA, ZLICA and ZD since
(49)                      June 2000. Chief Financial Officer of FKLA since December
Executive Vice President  1995. Chief Financial Officer of FLA since January 1996.
since June 2000. Chief    Chief Financial Officer of ZLICA and ZD since March 1996.
Financial Officer since   Senior Vice President and Chief Financial Officer of
December 1995.            ZKLICONY since April 2000. Director of FKLA and ZLICA
Director since January    since January 2001. Senior Vice President of KILICO and
2001.                     FKLA from December 1995 to June 2000. Senior Vice
                          President of FLA from January 1996 to June 2000. Senior
                          Vice President of ZLICA and ZD from March 1996 to June
                          2000. Director of FLA since May 1998. Director of ZD from
                          March 1996 to March 1997 and since January 2001. Chief
                          Financial Officer of Kemper since January 1996. Treasurer
                          of Kemper from January 1996 to February 2000.
Russell M. Bostick (43)   Executive Vice President of FKLA, FLA, ZLICA and ZD since
Executive Vice President  June 2000. Chief Information Officer of FKLA, FLA, ZLICA
since June 2000. Chief    and ZD since April 1998. Senior Vice President and Chief
Information Officer       Information Officer of ZKLICONY since April 2000. Senior
since April 1998.         Vice President of FKLA, FLA, ZLICA and ZD from March 1999
                          to June 2000. Vice President of FKLA, FLA, KILICO, ZLICA
                          and ZD from April

      Name and Age
  Position with KILICO
    Year of Election        Other Business Experience During Past 5 Years or More
  --------------------      -----------------------------------------------------
                          1998 to March 1999. Chief Technology Officer of Corporate
                          Software & Technology from June 1997 to April 1998. Vice
                          President, Information Technology Department of CNA
                          Insurance Companies from January 1995 to June 1997.
James C. Harkensee (42)   Executive Vice President of FKLA, FLA, ZLICA and ZD since
Executive                 June 2000. Senior Vice President of ZKLICONY since April
Vice President since      2000 and Director since October 1999. Senior Vice
June 2000.                President of KILICO, FKLA and FLA from January 1996 to
                          June 2000. Senior Vice President of ZLICA and ZD from
                          1995 to June 2000. Director of ZD from April 1993 to
                          March 1997 and since March 1998.
James E. Hohmann (45)     Executive Vice President of FKLA, FLA, ZLICA and ZD since
Executive                 June 2000. Senior Vice President of ZKLICONY since April
Vice President since      2000. Senior Vice President of KILICO and FKLA from
June 2000.                December 1995 to June 2000. Chief Actuary of KILICO and
Director since May 1998.  FKLA from December 1995 to January 1999. Senior Vice
                          President of FLA from January 1996 to June 2000. Chief
                          Actuary of FLA from January 1996 to January 1999. Senior
                          Vice President of ZLICA and ZD from March 1996 to June
                          2000. Chief Actuary of ZLICA and ZD from March 1996 to
                          January 1999. Director of FLA since June 1997. Director
                          of FKLA and ZLICA since May 1998. Director of ZD from
                          March 1996 to March 1997.
Edward K. Loughridge      Executive Vice President of FKLA, FLA, ZLICA and ZD since
(46)                      June 2000. Corporate Development Officer of FKLA and FLA
Executive Vice President  since January 1996. Corporate Development Officer for
since June 2000.          ZLICA and ZD since March 1996. Senior Vice President and
Corporate Development     Corporate Development Officer of ZKLICONY since April
Officer since January     2000. Senior Vice President of KILICO, FKLA and FLA from
1996.                     January 1996 to June 2000. Senior Vice President of ZLICA
                          and ZD from March 1996 to June 2000.
Debra P. Rezabek (45)     Executive Vice President of FKLA, FLA, ZLICA and ZD since
Executive Vice President  June 2000. General Counsel of FKLA and FLA since 1992.
since June 2000. General  General Counsel ZLICA and ZD since March 1996. Corporate
Counsel since May 1993.   Secretary of FKLA and FLA since January 1996. Corporate
Corporate Secretary       Secretary of ZLICA and ZD since March 1996. Director of
since January 1996.       FKLA and ZLICA since January 2001. Senior Vice President
Director since January    of KILICO, FKLA, FLA, ZLICA and ZD from March 1996 to
2001.                     June 2000. Director of FLA since May 1998. Director of ZD
                          from March 1996 to March 1997. Senior Vice President,
                          General Counsel and Corporate Secretary of ZKLICONY since
                          April 2000. Secretary of IBS and IBSIA since 1993.
                          Secretary of PMGAM, PMGLA, PMG Marketing and PMG
                          Securities since March 2000. Director of Government
                          Affairs of FKLA and FLA from 1992 to April 1997 and of
                          KILICO from 1993 to April 1997. Assistant Secretary of
                          Kemper since January 1996.
Edward L. Robbins (61)    Executive Vice President of FKLA, FLA, ZLICA and ZD since
Executive Vice President  June 2000. Chief Actuary of FKLA, FLA, ZLICA and ZD since
since June 2000. Chief    March 1999. Senior Vice President and Chief Actuary of
Actuary since March       ZKLICONY since April 2000. Senior Vice President of
1999.                     KILICO, FKLA, FLA, ZLICA and ZD from March 1999 to June
                          2000.

      Name and Age
  Position with KILICO
    Year of Election        Other Business Experience During Past 5 Years or More
  --------------------      -----------------------------------------------------
                          Senior Actuary of FKLA, FLA, KILICO, ZLICA and ZD from
                          July 1998 to March 1999. Principal of KPMG Peat Marwick
                          LLP from May 1984 to July 1998.
Ivor K. H. Tham (38)      Executive Vice President of FKLA, FLA and ZLICA since
Executive Vice President  September 2000 and of ZD since January 2001. Vice
since September 2000.     President of Mass Mutual Financial from 1999 to September
                          2000. Assistant Vice President of Times Publishing Ltd.
                          from 1994 to 1999.
George Vlaisavljevich     Executive Vice President of FKLA, FLA, ZLICA and ZD since
(58)                      June 2000. Senior Vice President of KILICO, FKLA, FLA and
Executive Vice President  ZLICA since October 1996. Senior Vice President of ZD
since June 2000.          since March 1997. Senior Vice President of ZKLICONY since
                          April 2000. Director of IBS and IBSIA since October 1996.
                          Director of PMGAM, PMGLA, PMG Marketing and PMG
                          Securities since March 2000. Executive Vice President of
                          The Copeland Companies from April 1983 to September 1996.
Martin D. Feinstein (52)  Chairman of the Board of FKLA, FLA and ZLICA since
Chairman of the Board     January 2001. Chairman of the Board of Farmers Group,
since January 2001.       Inc. ("FGI") since November 1997 and President since
                          January 1995. Chief Executive Officer of FGI since
                          January 1995 and Director since February 1995. Member of
                          Group Management Board of Zurich Financial Services since
                          March 1998. Director of Zurich Scudder Investments, Inc.
                          since January 2001. Director of Farmers New World Life.
                          Chief Operating Officer of FGI from January 1995 to
                          January 1997. Director of B.A.T. from January 1997 to
                          September 1998.

                                 LEGAL MATTERS

   All matters of Illinois law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under Illinois Insurance Law, have been passed upon by Frank J. Julian, our Associate General Counsel. Jorden Burt LLP, Washington, D.C., has advised us on certain legal matters concerning federal securities laws applicable to the issue and sale of Policies.

                               LEGAL PROCEEDINGS

   There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We are not a party in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

                                    EXPERTS

   The consolidated balance sheets of KILICO as of December 31, 2000 and 1999 and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for the years ended December 31, 2000, 1999 and 1998 have been included herein and in the registration statement in reliance upon the report of PricewaterhouseCoopers LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

   The combined statements of assets and liabilities and policy owners' equity of Kemper Investors Life Insurance Company's KILICO Variable Separate Account as of December 31, 2000 and the related combined statements of operations for the year then ended and the combined statements of changes in policy owners' equity for each of the two years in the period then ended have been included herein in reliance upon the report of PricewaterhouseCoopers LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

   Actuarial matters included in this Prospectus have been examined by Christopher J. Nickele, FSA as stated in the opinion filed as an exhibit to the Registration Statement.

                            REGISTRATION STATEMENT

   A Registration Statement has been filed with the Securities and Exchange Commission (SEC) under the Securities Act of 1933, as amended, with respect to the Policies. For further information concerning the Separate Account, KILICO and the Policy, reference is made to the Registration Statement as amended with exhibits. Copies of the Registration Statement are available from the Commission upon payment of a fee or at the SEC's website at http://www.sec.gov.

                             FINANCIAL STATEMENTS

   The included financial statements for KILICO only bear on our ability to meet our obligations under the Policy. They do not relate to the investment performance of the assets held in the Separate Account.

                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors of Kemper Investors Life Insurance Company and Policy Owners of Kemper Investors Life Insurance Company's
KILICO Variable Separate Account

   In our opinion, the accompanying combined statement of assets and liabilities and policy owners' equity and the related combined statement of operations and combined statements of changes in policy owners' equity present fairly, in all material respects, the financial position of KILICO Variable Separate Account (the "Company") at December 31, 2000 and the results of its operations for the year then ended and the changes in its policy owners' equity for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of portfolio shares owned at December 31, 2000 by correspondence with the underlying funds. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
February 20, 2001
Chicago, Illinois

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

KILICO Variable Separate Account

Combined Statement of Assets and Liabilities and Policy Owners' Equity

December 31, 2000
(in thousands)

                                                           The Alger American
                                                                  Fund
                                                          ---------------------
                                                            Total
                                                            KILICO     Alger
                                                           Variable   American
                                                           Separate   Balanced
                                                          Subaccount Subaccount
                                                          ---------- ----------
ASSETS

 Investments in underlying portfolio funds, at current
  value..................................................  $37,222      132

 Dividends and other receivables.........................       50       10
                                                           -------      ---

    Total assets.........................................   37,272      142
                                                           -------      ---

LIABILITIES AND POLICY OWNERS' EQUITY

 Liabilities:

  Mortality and expense risk charges.....................        1       --

  Other payables.........................................      113       --
                                                           -------      ---

    Total liabilities....................................      114       --
                                                           -------      ---

 Policy Owners' Equity...................................  $37,158      142
                                                           =======      ===

ANALYSIS OF POLICY OWNERS' EQUITY

 Excess of proceeds from units sold over payments for
  units redeemed.........................................  $26,467      144

 Accumulated net investment income.......................    9,826       --

 Accumulated net realized gain on sales of investments...    3,124       --

 Unrealized depreciation of investments..................   (2,259)      (2)
                                                           -------      ---

 Policy Owners' Equity...................................  $37,158      142
                                                           =======      ===

See accompanying notes to financial statements.

                                  The Dreyfus  Dreyfus
                                   Socially     Life &
                                  Responsible  Annuity
                                    Growth      Index       Dreyfus Variable
    The Alger American Fund       Fund, Inc.     Fund        Investment Fund
--------------------------------- ----------- ---------- -----------------------
              Alger      Alger    The Dreyfus
  Alger      American   American   Socially    Dreyfus     Dreyfus     Dreyfus
 American   Income and   MidCap   Responsible   Stock       VIF--       VIF--
  Growth      Growth     Growth     Growth      Index    Appreciation Small Cap
Subaccount  Subaccount Subaccount Subaccount  Subaccount  Subaccount  Subaccount
----------  ---------- ---------- ----------- ---------- ------------ ----------

    42           8         64          77          3           1           8

    --          --         --          --         --          --          --
   ---         ---        ---         ---        ---         ---         ---

    42           8         64          77          3           1           8
   ---         ---        ---         ---        ---         ---         ---



    --          --         --          --         --          --          --

    --          --         --          --         --          --          --
   ---         ---        ---         ---        ---         ---         ---

    --          --         --          --         --          --          --
   ---         ---        ---         ---        ---         ---         ---

    42           8         64          77          3           1           8
   ===         ===        ===         ===        ===         ===         ===


    46           8         66          80          3           1           8

    --          --         --          --         --          --          --

    --          --         --          --         --          --          --

    (4)         --         (2)         (3)        --          --          --
   ---         ---        ---         ---        ---         ---         ---

    42           8         64          77          3           1           8
   ===         ===        ===         ===        ===         ===         ===

KILICO Variable Separate Account

Combined Statement of Assets and Liabilities and Policy Owners' Equity
(continued)

December 31, 2000
(in thousands)

                                                           Franklin Templeton
                                                           Variable Insurance
                                                             Products Trust
                                                          ---------------------
                                                                     Templeton
                                                          Templeton    Global
                                                            Asset      Income
                                                           Strategy  Securities
                                                          Subaccount Subaccount
                                                          ---------- ----------
ASSETS

 Investments in underlying portfolio funds, at current
  value..................................................    $ --         --

 Dividends and other receivables.........................      --         --
                                                             ----       ----

    Total assets.........................................      --         --
                                                             ----       ----

LIABILITIES AND POLICY OWNERS' EQUITY

 Liabilities:

  Mortality and expense risk charges.....................      --         --

  Other payables.........................................      --         --
                                                             ----       ----

    Total liabilities....................................      --         --
                                                             ----       ----

 Policy Owners' Equity...................................    $ --         --
                                                             ====       ====

ANALYSIS OF POLICY OWNERS' EQUITY

 Excess of proceeds from units sold over payments for
  units redeemed.........................................    $ --         --

 Accumulated net investment income.......................      --         --

 Accumulated net realized loss on sales of investments...      --         --

 Unrealized appreciation (depreciation) of investments...      --         --
                                                             ----       ----

 Policy Owners' Equity...................................    $ --         --
                                                             ====       ====

See accompanying notes to financial statements.

   Franklin Templeton
   Variable Insurance                                                     Janus
     Products Trust        Fidelity Variable Insurance Products Fund   Aspen Series
------------------------- -------------------------------------------- ------------
Templeton
Developing    Templeton    Fidelity               Fidelity   Fidelity  Janus Aspen
 Markets    International VIP Equity-  Fidelity   VIP High     VIP      Aggressive
Securities   Securities     Income    VIP Growth   Income    Overseas     Growth
Subaccount   Subaccount   Subaccount  Subaccount Subaccount Subaccount  Subaccount
----------  ------------- ----------- ---------- ---------- ---------- ------------

     13            4          175          18         16          8          71

     --           --           --          --         --         --          --
   ----         ----         ----        ----       ----       ----        ----

     13            4          175          18         16          8          71
   ----         ----         ----        ----       ----       ----        ----



     --           --           --          --         --         --          --

     --           --            1          --         --         --          --
   ----         ----         ----        ----       ----       ----        ----

     --           --            1          --         --         --          --
   ----         ----         ----        ----       ----       ----        ----

     13            4          174          18         16          8          71
   ====         ====         ====        ====       ====       ====        ====

     14            4          161          18         20          8          85

     --           --            8          --         --         --          --

     --           --           --          --         (1)        --          --

    (1)           --            5          --         (3)        --         (14)

   ----         ----         ----        ----       ----       ----        ----

     13            4          174          18         16          8          71
   ====         ====         ====        ====       ====       ====        ====

KILICO Variable Separate Account

Combined Statement of Assets and Liabilities and Policy Owners' Equity
(continued)

December 31, 2000
(in thousands)

                                                           Janus Aspen Series
                                                          ---------------------
                                                                       Janus
                                                            Janus      Aspen
                                                            Aspen     Flexible
                                                           Balanced    Income
                                                          Subaccount Subaccount
                                                          ---------- ----------
ASSETS

 Investments in underlying portfolio funds, at current
  value..................................................    $15         --

 Dividends and other receivables.........................     --         --
                                                             ---        ---

    Total assets.........................................     15         --
                                                             ---        ---

LIABILITIES AND POLICY OWNERS' EQUITY

 Liabilities:

  Mortality and expense risk charges.....................     --         --

  Other payables.........................................     --         --
                                                             ---        ---

    Total liabilities....................................     --         --
                                                             ---        ---

 Policy Owners' Equity...................................    $15         --
                                                             ===        ===

ANALYSIS OF POLICY OWNERS' EQUITY

 Excess of proceeds from units sold over payments for
  units redeemed.........................................    $15         --

 Accumulated net investment income.......................     --         --

 Accumulated net realized gain (loss) on sales of
  investments............................................     --         --

 Unrealized appreciation (depreciation) of investments...     --         --
                                                             ---        ---

 Policy Owners' Equity...................................    $15         --
                                                             ===        ===

See accompanying notes to financial statements.

                                                                           Kemper
                                      Scudder Variable Life Investment    Variable
        Janus Aspen Series                          Fund                   Series
------------------------------------ ----------------------------------- ----------
                            Janus     Scudder    Scudder
  Janus      Janus Aspen    Aspen       VLIF       VLIF                    Kemper
  Aspen     International Worldwide   Capital   Growth and Scudder VLIF  Government
  Growth       Growth       Growth     Growth     Income   International Securities
Subaccount   Subaccount   Subaccount Subaccount Subaccount  Subaccount   Subaccount
----------  ------------- ---------- ---------- ---------- ------------- ----------

    109           28          83        268        307          330        5,055

     --           --          --         --          2           --           --
   ----          ---         ---        ---        ---          ---        -----

    109           28          83        268        309          330        5,055
   ----          ---         ---        ---        ---          ---        -----

     --           --          --         --         --           --           --

     --           --          --         --         --            1           --
   ----          ---         ---        ---        ---          ---        -----

     --           --          --         --         --            1           --
   ----          ---         ---        ---        ---          ---        -----

    109           28          83        268        309          329        5,055
   ====          ===         ===        ===        ===          ===        =====

    122           30          92        284        317          350        2,134

      1           --           1         --          4           15        2,299

     --           --          --         (2)        (1)          (1)         573

   (14)           (2)        (10)       (14)       (11)         (35)          49
   ----          ---         ---        ---        ---          ---        -----

    109           28          83        268        309          329        5,055
   ====          ===         ===        ===        ===          ===        =====

KILICO Variable Separate Account

Combined Statement of Assets and Liabilities and Policy Owners' Equity
(continued)

December 31, 2000
(in thousands)

                                                             Kemper Variable
                                                                 Series
                                                          ---------------------
                                                            Kemper     Kemper
                                                          Investment   Money
                                                          Grade Bond   Market
                                                          Subaccount Subaccount
                                                          ---------- ----------
ASSETS

 Investments in underlying portfolio funds, at current
  value..................................................    $12       1,722

 Dividends and other receivables.........................     --          13
                                                             ---       -----

    Total assets.........................................     12       1,735
                                                             ---       -----
LIABILITIES AND POLICY OWNERS' EQUITY

 Liabilities:

  Mortality and expense risk charges.....................     --          --

  Other payables.........................................     --          49
                                                             ---       -----

    Total liabilities....................................     --          49
                                                             ---       -----

 Policy Owners' Equity...................................    $12       1,686
                                                             ===       =====
ANALYSIS OF POLICY OWNERS' EQUITY

 Excess of proceeds from units sold over payments for
  units redeemed.........................................    $11       1,000

 Accumulated net investment income.......................     --         686

 Accumulated net realized gain on sales of investments...     --          --

 Unrealized appreciation (depreciation) of investments...      1          --
                                                             ---       -----

 Policy Owners' Equity...................................    $12       1,686
                                                             ===       =====

See accompanying notes to financial statements.

                Kemper Variable Series
 ---------------------------------------------------------------
   Kemper               Kemper                         Kemper
 Small Cap              Total                          Value +
   Growth               Return                         Growth                            Other
 Subaccount           Subaccount                     Subaccounts                      Subaccounts
 ----------           ----------                     -----------                      -----------

   2,580                3,027                             46                            23,000

       1                   12                             --                                12
   -----                -----                            ---                            ------

   2,581                3,039                             46                            23,012
   -----                -----                            ---                            ------


      --                   --                             --                                 1

      --                    2                             --                                60
   -----                -----                            ---                            ------

      --                    2                             --                                61
   -----                -----                            ---                            ------

   2,581                3,037                            46                             22,951
   =====                =====                            ===                            ======

   2,265                   10                             47                            19,124

     275                2,234                             --                             4,303

      71                  930                             --                             1,555

    (30)                 (137)                            (1)                           (2,031)
   -----                -----                            ---                            ------

   2,581                3,037                             46                            22,951
   =====                =====                            ===                            ======

KILICO Variable Separate Account

Combined Statement of Operations

For the year ended December 31, 2000
(in thousands)

                                                                     The Alger
                                                                   American Fund
                                                                   -------------
                                                      Total KILCIO     Alger
                                                        Variable     American
                                                        Separate      Balanced
                                                       Subaccount  Subaccount(a)
                                                      ------------ -------------
Revenue

 Dividends and capital gains distributions..........    $ 2,744          --

Expenses

 Mortality and expense risk charges.................        374          --
                                                        -------        ----

  Net investment income.............................      2,370          --
                                                        -------        ----

Net Realized and Unrealized Gain (Loss) on
 Investments

 Net realized gain on sales of investments..........        311          --

 Change in unrealized depreciation of investments...     (8,646)         (2)
                                                        -------        ----

  Net realized and unrealized loss on investments...     (8,335)         (2)
                                                        -------        ----

Net decrease in Policy Owners' Equity resulting from
 operations.........................................    $(5,965)         (2)
                                                        =======        ====

----------
(a) For the period (commencement of operations): July 27, 2000 -- Alger American Balanced Subaccount; July 25, 2000--Alger American Growth Subaccount; July 31, 2000--Alger American Income and Growth Subaccount; June 22, 2000--Alger American MidCap Growth Subaccount; September 25, 2000--The Dreyfus Socially Responsible Growth Subaccount; June 27, 2000-- Dreyfus Stock Index Subaccount; August 14, 2000--Dreyfus VIF Appreciation Subaccount; August 10, 2000--Dreyfus VIF Small Cap Subaccount; to December 31, 2000.

See accompanying notes to financial statements.

                                                 The Dreyfus         Dreyfus
                                             Socially Responsible Life & Annuity           Dreyfus
          The Alger American Fund                Growth Fund        Index Fund    Variable Investment Fund
-------------------------------------------- -------------------- -------------- ---------------------------
    Alger      Alger American                                                       Dreyfus       Dreyfus
  American       Income and   Alger American     The Dreyfus         Dreyfus         VIF-          VIF-
   Growth          Growth     MidCap Growth  Socially Responsible  Stock Index   Appreciation    Small Cap
Subaccount(a)  Subaccount(a)  Subaccount(a)  Growth Subaccount(a) Subaccount(a)  Subaccount(a) Subaccount(a)
-------------  -------------- -------------- -------------------- -------------- ------------- -------------

      --              --             --                --                --            --            --


      --              --             --                --                --            --            --
    ----            ----           ----              ----              ----          ----          ----

      --              --             --                --                --            --            --
    ----            ----           ----              ----              ----          ----          ----


      --              --             --                --                --            --            --

      (4)             --             (2)               (3)               --            --            --
    ----            ----           ----              ----              ----          ----          ----

      (4)             --             (2)               (3)               --            --            --
    ----            ----           ----              ----              ----          ----          ----

      (4)             --             (2)               (3)               --            --            --
    ====            ====           ====              ====              ====          ====          ====

KILICO Variable Separate Account

For the year ended December 31, 2000
(in thousands)

                                                           Franklin Templeton
                                                           Variable Insurance
                                                             Products Trust
                                                          ---------------------
                                                                     Templeton
                                                          Templeton    Global
                                                            Asset-     Income
                                                           Strategy  Securities
                                                          Subaccount Subaccount
                                                          ---------- ----------
Revenue

 Dividends and capital gains distributions...............    $ --         --

Expenses

 Mortality and expense risk charges......................      --         --
                                                             ----       ----

  Net investment income..................................      --         --
                                                             ----       ----

Net Realized and Unrealized Gain (Loss) on Investments

 Net realized loss on sales of investments...............      --         --

 Change in unrealized depreciation of investments........      --         --
                                                             ----       ----

  Net realized and unrealized gain (loss) on investments.      --         --
                                                             ----       ----

Net increase (decrease) in Policy Owners' Equity
 resulting from operations...............................    $ --         --
                                                             ====       ====

----------
(b) For the period (commencement of operations): May 10, 2000--Templeton Developing Markets Securities Subaccount, Templeton International Securities Subaccount and Janus Aspen Aggressive Growth Subaccount; June 21, 2000--Fidelity VIP Growth Subaccount; September 18, 2000--Fidelity VIP Overseas Subaccount; to December 31, 2000.

See accompanying notes to financial statements.

Franklin Templeton Variable                                                    Janus Aspen
 Insurance Products Trust        Fidelity Variable Insurance Products Fund        Series
---------------------------- ------------------------------------------------- ------------
  Templeton                   Fidelity
 Developing      Templeton      VIP                    Fidelity                Janus Aspen
   Markets     International  Equity-   Fidelity VIP   VIP High  Fidelity VIP   Aggressive
 Securities     Securities     Income      Growth       Income     Overseas       Growth
Subaccount(b)  Subaccount(b) Subaccount Subaccount(b) Subaccount Subaccount(b) Subaccount(b)
-------------  ------------- ---------- ------------- ---------- ------------- ------------

      --             --           10          --           --          --            --

      --             --            2          --           --          --            --
    ----           ----         ----        ----         ----        ----          ----

      --             --            8          --           --          --            --
    ----           ----         ----        ----         ----        ----          ----

      --             --           (1)         --           (1)         --            --

      (1)            --            5          --           (3)         --           (14)
    ----           ----         ----        ----         ----        ----          ----

      (1)            --            4          --           (4)         --           (14)
    ----           ----         ----        ----         ----        ----          ----

      (1)            --           12          --           (4)         --           (14)
    ====           ====         ====        ====         ====        ====          ====

KILICO Variable Separate Account

For the year ended December 31, 2000
(in thousands)

                                                           Janus Aspen Series
                                                        ------------------------

                                                                        Janus
                                                            Janus       Aspen
                                                            Aspen      Flexible
                                                          Balanced      Income
                                                        Subaccount(c) Subaccount
                                                        ------------- ----------
Revenue

 Dividends and capital gains distributions............      $ --           --

Expenses

 Mortality and expense risk charges...................        --           --
                                                            ----         ----

  Net investment income...............................        --           --
                                                            ----         ----

Net Realized and Unrealized Gain (Loss) on Investments

 Net realized loss on sales of investments............        --           --

 Change in unrealized appreciation (depreciation) of
  investments.........................................        --           --
                                                            ----         ----

  Net realized and unrealized gain (loss) on
   investments........................................        --           --
                                                            ----         ----

Net increase (decrease) in Policy Owners' Equity
 resulting from operations............................      $ --           --
                                                            ====         ====

---------
(c) For the period (commencement of operations): April 5, 2000--Janus Aspen Balanced Subaccount; May 10, 2000--Janus Aspen Growth Subaccount and Janus Aspen International Growth Subaccount; May 25, 2000--Janus Aspen Worldwide Growth Subaccount; July 25, 2000--Scudder VLIF Capital Growth Subaccount; to December 31, 2000.

See accompanying notes to financial statements.

                                                                                    Kemper
                                                                                   Variable
           Janus Aspen Series              Scudder Variable Life Investment Fund    Series
------------------------------------------ -------------------------------------- ----------
                   Janus         Janus                    Scudder
                   Aspen         Aspen        Scudder       VLIF                    Kemper
    Janus      International   Worldwide   VLIF Capital  Growth and Scudder VLIF  Government
Aspen Growth      Growth        Growth        Growth       Income   International Securities
Subaccount(c)  Subaccount(c) Subaccount(c) Subaccount(c) Subaccount  Subaccount   Subaccount
-------------  ------------- ------------- ------------- ---------- ------------- ----------

       1             --             1             --           3          15          292


      --             --            --             --          --           2           39
    ----           ----          ----          -----        ----        ----         ----

       1             --             1             --           3          13          253
    ----           ----          ----          -----        ----        ----         ----


      --             --            --             (2)         (1)         (2)          (5)

     (14)            (2)          (10)           (14)        (10)        (57)         168
    ----           ----          ----          -----        ----        ----         ----

     (14)            (2)          (10)           (16)        (11)        (59)         163
    ----           ----          ----          -----        ----        ----         ----

     (13)            (2)           (9)           (16)         (8)        (46)         416
    ====           ====          ====          =====        ====        ====         ====

KILICO Variable Separate Account

For the year ended December 31, 2000
(in thousands)

                                                         Kemper Variable Series
                                                        ------------------------
                                                           Kemper       Kemper
                                                         Investment     Money
                                                         Grade Bond     Market
                                                        Subaccount(d) Subaccount
                                                        ------------- ----------
Revenue

 Dividends and capital gains distributions............      $ --           84

Expenses

 Mortality and expense risk charges...................        --           55
                                                            ----         ----

  Net investment income...............................        --           29
                                                            ----         ----

Net Realized and Unrealized Gain (Loss) on Investments

 Net realized gain (loss) on sales of investments.....        --           --

 Change in unrealized appreciation (depreciation) of
  investments.........................................         1           --
                                                            ----         ----

  Net realized and unrealized gain (loss) on
   investments........................................         1           --
                                                            ----         ----

Net increase (decrease) in Policy Owners' Equity
 resulting from operations............................      $  1           29
                                                            ====         ====

---------
(d) For the period (commencement of operations): May 31, 2000--Kemper Investment Grade Bond Subaccount; December 4, 2000--Kemper Value + Growth Subaccount; to December 31, 2000.

See accompanying notes to financial statements.

               Kemper Variable Series
---------------------------------------------------------------
  Kemper               Kemper                        Kemper
Small Cap              Total                         Value +
  Growth               Return                        Growth                          Other
Subaccount           Subaccount                   Subaccount(d)                   Subaccounts
----------           ----------                   -------------                   -----------

    246                  257                            --                           1,835


     14                   21                            --                             241
   ----                 ----                          ----                          ------

    232                  236                            --                           1,594
   ----                 ----                          ----                          ------


     46                  (82)                           --                             359

   (673)                (338)                           (1)                         (7,672)
   ----                 ----                          ----                          ------

   (627)                (420)                           (1)                         (7,313)
   ----                 ----                          ----                          ------

   (395)                (184)                           (1)                         (5,719)
   ====                 ====                          ====                          ======

KILICO Variable Separate Account

Combined Statements of Changes in Policy Owners' Equity

For the year ended December 31, 2000
(in thousands)

                                                                    The Alger
                                                                    American
                                                                      Fund
                                                                  -------------
                                                     Total KILICO     Alger
                                                       Variable     American
                                                       Separate     Balanced
                                                      Subaccount  Subaccount(a)
                                                     ------------ -------------
Operations

 Net investment income..............................   $ 2,370          --

 Net realized gain on sales of investments..........       311          --

 Change in unrealized depreciation of investments...    (8,646)         (2)
                                                       -------         ---

  Net decrease in Policy Owners' Equity resulting
   from operations..................................    (5,965)         (2)
                                                       -------         ---

Account Unit Transactions

 Proceeds from units sold...........................    18,537           2

 Net transfers (to) from affiliate and subaccounts..     1,174         142

 Payments for units redeemed........................    (9,909)         --
                                                       -------         ---

  Net increase in Policy Owners' Equity from account
   unit transactions................................     9,802         144
                                                       -------         ---

  Total increase in Policy Owners' Equity...........     3,837         142

Policy Owners' Equity

 Beginning of year..................................    33,321          --
                                                       -------         ---

 End of year........................................   $37,158         142
                                                       =======         ===

----------
(a) For the period (commencement of operations): July 27, 2000--Alger American Balanced Subaccount; July 25, 2000--Alger American Growth Subaccount; July 31, 2000--Alger American Income and Growth Subaccount; June 22, 2000--Alger American MidCap Growth Subaccount; September 25, 2000--The Dreyfus Socially Responsible Growth Subaccount; June 27, 2000--Dreyfus Stock IndexSubaccount; August 14, 2000--Dreyfus VIF Appreciation Subaccount; August 10, 2000--Dreyfus VIF Small Cap Subaccount; to December 31, 2000.

See accompanying notes to financial statements.

                                           The Dreyfus
                                            Socially       Dreyfus
                                           Responsible     Life &
                                             Growth        Annuity    Dreyfus Variable Investment
        The Alger American Fund            Fund, Inc.    Index Fund              Fund
----------------------------------------- ------------- ------------- ---------------------------
                  Alger         Alger      The Dreyfus
   Alger        American      American      Socially       Dreyfus       Dreyfus       Dreyfus
  American     Income and      MidCap      Responsible      Stock         VIF-          VIF-
   Growth        Growth        Growth        Growth         index     Appreciation    Small Cap
Subacount(a)  Subaccount(a) Subaccount(a) Subaccount(a) Subaccount(a) Subaccount(a) Subaccount(a)
------------  ------------- ------------- ------------- ------------- ------------- -------------

     --             --            --            --            --            --            --

     --             --            --            --            --            --            --

    (4)             --            (2)           (3)           --            --            --
    ---            ---           ---           ---           ---           ---           ---

    (4)             --            (2)           (3)           --            --            --
    ---            ---           ---           ---           ---           ---           ---


      7              3            18            --             1             1            --

     40              5            50            80             2            --             8

    (1)             --            (2)           --            --            --            --
    ---            ---           ---           ---           ---           ---           ---

     46              8            66            80             3             1             8
    ---            ---           ---           ---           ---           ---           ---

     42              8            64            77             3             1             8


     --             --            --            --            --            --            --
    ---            ---           ---           ---           ---           ---           ---

     42              8            64            77             3             1             8
    ===            ===           ===           ===           ===           ===           ===

KILICO Variable Separate Account

For the year ended December 31, 2000
(in thousands)

                                                           Franklin Templeton
                                                           Variable Insurance
                                                             Products Trust
                                                          ---------------------
                                                                     Templeton
                                                          Templeton    Global
                                                            Asset-     Income
                                                           Strategy  Securities
                                                          Subaccount Subaccount
                                                          ---------- ----------
Operations

 Net investment income...................................    $ --         --

 Net realized loss on sales of investments...............      --         --

 Change in unrealized appreciation (depreciation) of
  investments............................................      --         --
                                                             ----       ----

  Net increase (decrease) in Policy Owners' Equity
   resulting from operations.............................      --         --
                                                             ----       ----

Account Unit Transactions

 Proceeds from units sold................................      --         --

 Net transfers (to) from affiliate and subaccounts.......      --         --

 Payments for units redeemed.............................      --         --
                                                             ----       ----

  Net increase in Policy Owners' Equity from account unit
   transactions..........................................      --         --
                                                             ----       ----

  Total increase in Policy Owners' Equity................      --         --

Policy Owners' Equity

 Beginning of year.......................................      --         --
                                                             ----       ----

 End of year.............................................    $ --         --
                                                             ====       ====

----------
(b) For the period (commencement of operations): May 10, 2000--Templeton Developing Markets Securities Subaccount, Templeton Internaional Securities Subaccount and Janus Aspen Aggressive Growth Subaccount; June 21, 2000-- Fidelity VIP Growth Subaccount; September 18, 2000--Fidelity VIP Overseas Subaccount; to December 31, 2000.

See accompanying notes to financial statements.

Franklin Templeton Variable                                                     Janus Aspen
 Insurance Products Trust        Fidelity Variable Insurance Products Fund        Series
---------------------------- ------------------------------------------------- -------------
  Templeton                   Fidelity
 Developing      Templeton      VIP                    Fidelity                 Janus Aspen
   Markets     International  Equity-   Fidelity VIP   VIP High  Fidelity VIP   Aggressive
 Securities     Securities     Income      Growth       Income     Overseas       Growth
Subaccount(b)  Subaccount(b) Subaccount Subaccount(b) Subaccount Subaccount(b) Subaccount(b)
-------------  ------------- ---------- ------------- ---------- ------------- -------------
  --                 --           8           --          --           --            --

  --                 --          (1)          --          (1)          --            --

  (1)                --           5           --          (3)          --           (14)
  --                ---         ---          ---         ---          ---           ---

  (1)                --          12           --          (4)          --           (14)
                    ---         ---          ---         ---          ---           ---

   2                 --          91            6          12            1            31

  12                  4         (12)          13          (1)           7            59

  --                 --         (43)          (1)         (5)         --             (5)
  --                ---         ---          ---         ---          ---           ---

  14                  4          36           18           6            8            85
  --                ---         ---          ---         ---          ---           ---

  13                  4          48           18           2            8            71

  --                 --         126           --          14           --            --
  --                ---         ---          ---         ---          ---           ---

  13                  4         174           18          16            8            71
  ==                ===         ===          ===         ===          ===           ===

KILICO Variable Separate Account

For the year ended December 31, 2000
(in thousands)

                                                          Janus Aspen Series
                                                       ------------------------
                                                                       Janus
                                                                       Aspen
                                                        Janus Aspen   Flexible
                                                         Balanced      Income
                                                       Subaccount(c) Subaccount
                                                       ------------- ----------
Operations

 Net investment income................................     $ --           --

 Net realized loss on sales of investments............       --           --

 Change in unrealized appreciation (depreciation) of
  investments.........................................       --           --
                                                           ----         ----

  Net increase (decrease) in Policy Owners' Equity
   resulting from operations..........................       --           --
                                                           ----         ----

Account Unit Transactions

 Proceeds from units sold.............................        9           --

 Net transfers (to) from affiliate and subaccounts....        8           --

 Payments for units redeemed..........................       (2)          --
                                                           ----         ----

  Net increase in Policy Owners' Equity from account
   unit transactions..................................       15           --
                                                           ----         ----

  Total increase in Policy Owners' Equity.............       15           --

Policy Owners' Equity

 Beginning of year....................................       --           --
                                                           ----         ----

 End of year..........................................     $ 15           --
                                                           ====         ====

---------
(c) For the period (commencement of operations): April 5, 2000--Janus Aspen Balanced Subaccount; May 10, 2000--Janus Aspen Growth Subaccount and Janus Aspen International Growth Subaccount; May 25, 2000--Janus Aspen Worldwide Growth Subaccount; July 25, 2000--Scudder VLIF Capital Growth Subaccount; to December 31, 2000.

See accompanying notes to financial statements.

                                                                                    Kemper
                                                                                   Variable
           Janus Aspen Series              Scudder Variable Life Investment Fund    Series
------------------------------------------ -------------------------------------- ----------
                                                          Scudder
                Janus Aspen   Janus Aspen  Scudder VLIF     VLIF                    Kemper
 Janus Aspen   International   Worldwide      Capital    Growth and Scudder VILF  Government
   Growth         Growth        Growth        Growth       Income   International Securities
Subaccount(c)  Subaccount(c) Subaccount(c) Subaccount(c) Subaccount  Subaccount   Subaccount
-------------  ------------- ------------- ------------- ---------- ------------- ----------

    1                --             1            --           3           13          253

   --                --            --            (2)         (1)          (2)          (5)

  (14)               (2)          (10)          (14)        (10)         (57)         168
  ---               ---           ---           ---         ---          ---        -----

  (13)               (2)           (9)          (16)         (8)         (46)         416
  ---               ---           ---           ---         ---          ---        -----

   45                 7            31            77         160          124           31

   83                23            65           207         157          203          511

   (6)               --            (4)           --         (69)         (45)        (207)
  ---               ---           ---           ---         ---          ---        -----

  122                30            92           284         248          282          335
  ---               ---           ---           ---         ---          ---        -----

  109                28            83           268         240          236          751

   --                --            --            --          69           93        4,304
  ---               ---           ---           ---         ---          ---        -----

  109                28            83           268         309          329        5,055
  ===               ===           ===           ===         ===          ===        =====

KILICO Variable Separate Account

For the year ended December 31, 2000
(in thousands)

                                                         Kemper Variable Series
                                                        ------------------------
                                                           Kemper       Kemper
                                                         Investment     Money
                                                         Grade Bond     Market
                                                        Subaccount(d) Subaccount
                                                        ------------- ----------
Operations

 Net investment income.................................     $ --            29

 Net realized gain (loss) on sales of investments......       --            --

 Change in unrealized appreciation (depreciation) of
  investments..........................................        1            --
                                                            ----        ------

  Net increase (decrease) in Policy Owners' Equity
   resulting from operations...........................        1            29
                                                            ----        ------

Account Unit Transactions

 Proceeds from units sold..............................       --         6,957

 Net transfers (to) from affiliate and subaccounts.....       11        (4,285)

 Payments for units redeemed...........................       --        (2,946)
                                                            ----        ------

  Net increase (decrease) in Policy Owners' Equity from
   account unit transactions...........................       11          (274)
                                                            ----        ------

  Total increase (decrease) in Policy Owners' Equity...       12          (245)

Policy Owners' Equity

 Beginning of year.....................................       --         1,931
                                                            ----        ------

 End of year...........................................     $ 12         1,686
                                                            ====        ======

---------
(d) For the period (commencement of operations): May 31, 2000--Kemper Investment Grade Bond Subaccount; December 4, 2000--Kemper Value + Growth Subaccount; to December 31, 2000.

See accompanying notes to financial statements.

               Kemper Variable Series
---------------------------------------------------------------
  Kemper               Kemper                        Kemper
Small Cap              Total                         Value +
  Growth               Return                        Growth                          Other
Subaccount           Subaccount                   Subaccount(d)                   Subaccounts
----------           ----------                   -------------                   -----------

    232                  236                            --                           1,594

     46                  (82)                           --                             359

   (673)                (338)                           (1)                         (7,672)
  -----                -----                          ----                          ------

   (395)                (184)                           (1)                         (5,719)
  -----                -----                          ----                          ------


  1,005                   87                            --                           9,829

    320                  168                            47                           3,247

   (520)                (499)                           --                          (5,554)
  -----                -----                          ----                          ------

    805                 (244)                           47                           7,522
  -----                -----                          ----                          ------

    410                 (428)                           46                           1,803

  2,171                3,465                            --                          21,148
  -----                -----                          ----                          ------

  2,581                3,037                            46                          22,951
  =====                =====                          ====                          ======

KILICO Variable Separate Account

Combined Statements of Changes in Policy Owners' Equity

For the year ended December 31, 1999
(in thousands)



                                                                     The Alger
                                                                      American
                                                                        Fund
                                                                     ----------
                                                        Total KILICO   Alger
                                                          Variable    American
                                                          Separate    Balanced
                                                         Subaccount  Subaccount
                                                        ------------ ----------
Operations

 Net investment income.................................   $   822        --

 Net realized gain on sales of investments.............       959        --

 Change in unrealized appreciation of investments......     4,624        --
                                                          -------       ---

  Net increase in Policy Owners' Equity resulting from
   operations..........................................     6,405        --
                                                          -------       ---

Account Unit Transactions

 Proceeds from units sold..............................    13,718        --

 Net transfers (to) from affiliate and subaccounts.....      (269)       --

 Payments for units redeemed...........................    (7,387)       --
                                                          -------       ---

  Net increase in Policy Owners' Equity from account
   unit transactions...................................     6,062        --
                                                          -------       ---

  Total increase in Policy Owners' Equity..............    12,467        --

Policy Owners' Equity

 Beginning of year.....................................    20,854        --
                                                          -------       ---

 End of year...........................................   $33,321        --
                                                          =======       ===

See accompanying notes to financial statements.

                                  The Dreyfus
                                   Socially    Dreyfus
                                  Responsible   Life &
                                    Growth     Annuity
    The Alger American Fund       Fund, Inc.  Index Fund Dreyfus Variable Investment Fund
--------------------------------- ----------- ---------- --------------------------------------
              Alger      Alger    The Dreyfus
  Alger      American   American   Socially    Dreyfus        Dreyfus              Dreyfus
 American   Income and   MidCap   Responsible   Stock          VIF-                 VIF-
  Growth      Growth     Growth     Growth      Index      Appreciation           Small Cap
Subaccount  Subaccount Subaccount Subaccount  Subaccount    Subaccount           Subaccount
----------  ---------- ---------- ----------- ---------- -----------------     ----------------

    --          --         --          --         --                       --                   --

    --          --         --          --         --                       --                   --

    --          --         --          --         --                       --                   --
   ---         ---        ---         ---        ---         ----------------     ----------------

    --          --         --          --         --                       --                   --
   ---         ---        ---         ---        ---         ----------------     ----------------


    --          --         --          --         --                       --                   --

    --          --         --          --         --                       --                   --

    --          --         --          --         --                       --                   --
   ---         ---        ---         ---        ---         ----------------     ----------------

    --          --         --          --         --                       --                   --
   ---         ---        ---         ---        ---         ----------------     ----------------

    --          --         --          --         --                       --                   --


    --          --         --          --         --                       --                   --
   ---         ---        ---         ---        ---         ----------------     ----------------

    --          --         --          --         --                       --                   --
   ===         ===        ===         ===        ===         ================     ================

KILICO Variable Separate Account

For the year ended December 31, 1999
(in thousands)

                                                           Franklin Templeton
                                                           Variable Insurance
                                                             Products Trust
                                                          ---------------------
                                                                     Templeton
                                                          Templeton    Global
                                                            Asset      Income
                                                           Strategy  Securities
                                                          Subaccount Subaccount
                                                          ---------- ----------
Operations

 Net investment income...................................    $--         --

 Net realized gain on sales of investments...............     --         --

 Change in unrealized appreciation of investments........     --         --
                                                             ---        ---

  Net increase in Policy Owners' Equity resulting from
   operations............................................     --         --
                                                             ---        ---

Account Unit Transactions

 Proceeds from units sold................................     --         --

 Net transfers (to) from affiliate and subaccounts.......     --         --

 Payments for units redeemed.............................     --         --
                                                             ---        ---

  Net increase in Policy Owners' Equity from account unit
   transactions..........................................     --         --
                                                             ---        ---

  Total increase in Policy Owners' Equity................     --         --

Policy Owners' Equity

 Beginning of year.......................................     --         --
                                                             ---        ---

 End of year.............................................    $--         --
                                                             ===        ===

See accompanying notes to financial statements.

   Franklin Templeton
        Variable                                                         Janus
Insurance Products Trust   Fidelity Variable Insurance Products Fund  Aspen Series
------------------------- ------------------------------------------- ------------
Templeton                  Fidelity              Fidelity                Janus
Developing    Templeton      VIP                   VIP      Fidelity     Aspen
 Markets    International  Equity-    Fidelity     High       VIP      Aggressive
Securities   Securities     Income   VIP Growth   Income    Overseas     Growth
Subaccount   Subaccount   Subaccount Subaccount subaccount Subaccount  Subaccount
----------  ------------- ---------- ---------- ---------- ---------- ------------

    --            --          --         --         --         --         --

    --            --           1         --         --         --         --

    --            --          --         --         --         --         --
   ---           ---         ---        ---        ---        ---         ---

    --            --           1         --         --         --         --
   ---           ---         ---        ---        ---        ---         ---


    --            --          81         --         11         --         --

    --            --          48         --          5         --         --

    --            --         (23)        --         (4)        --         --
   ---           ---         ---        ---        ---        ---         ---

    --            --         106         --         12         --         --
   ---           ---         ---        ---        ---        ---         ---

    --            --         107         --         12         --         --


    --            --          19         --          2         --         --
   ---           ---         ---        ---        ---        ---         ---

    --            --         126         --         14         --         --
   ===           ===         ===        ===        ===        ===         ===

KILICO Variable Separate Account

For the year ended December 31, 1999
(in thousands)


                                                           Janus Aspen Series
                                                          ---------------------
                                                                       Janus
                                                            Janus      Aspen
                                                            Aspen     Flexible
                                                           Balanced    Income
                                                          Subaccount Subaccount
                                                          ---------- ----------
Operations

 Net investment income...................................    $ --         --

 Net realized gain on sales of investments...............      --         --

 Change in unrealized appreciation (depreciation) of
  investments............................................      --         --
                                                             ----       ----

  Net increase (decrease) in Policy Owners' Equity
   resulting from operations.............................      --         --
                                                             ----       ----

Account Unit Transactions

  Proceeds from units sold...............................      --         --

  Net transfers (to) from affiliate and subaccounts......      --         --

  Payments for units redeemed............................      --         --
                                                             ----       ----

  Net increase (decrease) in Policy Owners' Equity from
   account unit transactions.............................      --         --
                                                             ----       ----

  Total increase (decrease) in Policy Owners' Equity.....      --         --

Policy Owners' Equity

 Beginning of year.......................................      --         --
                                                             ----       ----

 End of year.............................................    $ --         --
                                                             ====       ====

See accompanying notes to financial statements.

                                      Scudder Variable Life Investment       Kemper
        Janus Aspen Series                          Fund                 Variable Series
------------------------------------ ----------------------------------- ---------------
                Janus       Janus     Scudder    Scudder
  Janus         Aspen       Aspen       VLIF       VLIF                      Kemper
  Aspen     International Worldwide   Capital   Growth and Scudder VILF    Government
  Growth       Growth       Growth     Growth     Income   International   Securities
Subaccount   Subaccount   Subaccount Subaccount Subaccount  Subaccount     Subaccount
----------  ------------- ---------- ---------- ---------- ------------- ---------------

     --           --           --         --          1           2             179

     --           --           --         --         --           1              --

     --           --           --         --         (1)         22            (189)
   ----         ----         ----       ----       ----        ----           -----

     --           --           --         --         --          25             (10)
   ----         ----         ----       ----       ----        ----           -----


     --           --           --         --         55          44              33

     --           --           --         --         26          29             (44)

     --           --           --         --        (18)        (13)            (68)
   ----         ----         ----       ----       ----        ----           -----

     --           --           --         --         63          60             (79)
   ----         ----         ----       ----       ----        ----           -----

     --           --           --         --         63          85             (89)


     --           --           --         --          6           8           4,393
   ----         ----         ----       ----       ----        ----           -----

     --           --           --         --         69          93           4,304
   ====         ====         ====       ====       ====        ====           =====

KILICO Variable Separate Account

For the year ended December 31, 1999
(in thousands)

                                                              Kemper Variable
                                                                  Series
                                                           ---------------------
                                                             Kemper     Kemper
                                                           Investment   Money
                                                           Grade Bond   Market
                                                           Subaccount Subaccount
                                                           ---------- ----------
Operations

 Net investment income (loss).............................    $ --          39

 Net realized gain on sales of investments................      --          --

 Change in unrealized appreciation (depreciation) of
  investments.............................................      --          --
                                                              ----      ------

  Net increase in Policy Owners' Equity resulting from
   operations.............................................      --          39
                                                              ----      ------

Account Unit Transactions

 Proceeds from units sold.................................      --       5,456

 Net transfers (to) from affiliate and subaccounts........      --      (1,180)

 Payments for units redeemed..............................      --      (3,350)
                                                              ----      ------

  Net increase (decrease) in Policy Owners' Equity from
   account unit transactions..............................      --         926
                                                              ----      ------

  Total increase (decrease) in Policy Owners' Equity......      --         965

Policy Owners' Equity

 Beginning of year........................................      --         966
                                                              ----      ------

 End of year..............................................    $ --       1,931
                                                              ====      ======

See accompanying notes to financial statements.

      Kemper Variable Series
 --------------------------------
   Kemper     Kemper     Kemper
 Small Cap    Total     Value +
   Growth     Return     Growth      Other
 Subaccount Subaccount Subaccount Subaccounts
 ---------- ---------- ---------- -----------

     (14)       300         --         315

      13        196         --         748

     550        (16)        --       4,258
   -----      -----       ----      ------

     549        480         --       5,321
   -----      -----       ----      ------


     988         97         --       6,953

    (60)       (358)        --       1,265

   (388)       (433)        --      (3,090)
   -----      -----       ----      ------

     540       (694)        --       5,128
   -----      -----       ----      ------

   1,089       (214)        --      10,449


   1,082      3,679         --      10,699
   -----      -----       ----      ------

   2,171      3,465         --      21,148
   =====      =====       ====      ======

                       KILICO VARIABLE SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

(1) General Information and Significant Accounting Policies

Organization

   KILICO Variable Separate Account (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life Insurance Company ("KILICO"). KILICO is a wholly-owned subsidiary of Zurich Group Holding ("ZGH"), a Swiss holding company, formerly known as Zurich Financial Services. ZGH is wholly-owned by Zurich Financial Services ("ZFS"), a new Swiss holding company. ZFS was formerly Zurich Allied AG, which merged with Allied Zurich p.l.c. in
October   , 2000.

   The Separate Account is used to fund policies ("Policy") for the Kemper Select variable life policies ("Kemper Select"), the Power V flexible premium variable universal life policies ("Power V"), the Farmers Variable Universal Life I flexible premium variable universal life policies ("Farmers Variable Universal Life I"), the Kemper Destinations Life modified single premium variable universal life policies ("Kemper Destinations Life") and Zurich Kemper Lifeinvestor flexible premium universal life policies ("Zurich Kemper Lifeinvestor"). The Separate Account is divided into seventy-six subaccount options available to Policy Owners depending upon their respective Policy. The Kemper Select policies have five subaccounts, which are available to Policy Owners, and each subaccount invests exclusively in the shares of a corresponding portfolio of the Kemper Variable Series, an open-end diversified management investment company. The Power V policies have twenty-three subaccounts which are available to Policy Owners and each subaccount invests exclusively in the shares of a corresponding portfolio of the Kemper Variable Series, the American Skandia Trust, the Fidelity Variable Insurance Products Fund (Initial Class Shares), the Fidelity Variable Insurance Products Fund II (Initial Class Shares), the Fidelity Variable Insurance Products Fund III (Initial Class Shares) and the Scudder Variable Life Investment Fund (Class B Shares), all of which are open-end diversified management investment companies. The Farmers Variable Universal Life I policies have twelve subaccounts which are available to Policy Owners and each subaccount invests exclusively in the shares of a corresponding portfolio of the Kemper Variable Series, the Janus Aspen Series, the PIMCO Variable Insurance Trust, the Franklin Templeton Variable Insurance Products Trust (Class 2 Shares) and the Scudder Variable Life Investment Fund (Class A Shares), all of which are open-end diversified management investment companies. The Kemper Destinations Life policies have thirty-seven subaccounts which are available to Policy Owners and each subaccount invests exclusively in the shares of a corresponding portfolio of the Kemper Variable Series, the Scudder Variable Life Investment Fund (Class A Shares), The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Investment Portfolios and the Warburg Pincus Trust, all of which are open-end diversified management investment companies. The Zurich Kemper Lifeinvestor policies have thirty-one subaccounts which are available to Policy Owners and each subaccount invests exclusively in the shares of a corresponding portfolio of the Scudder Variable Life Investment Fund (Class A Shares), the Kemper Variable Series, The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Life & Annuity Index Fund d/b/a Dreyfus Stock Index Fund, the Dreyfus Variable Investment Fund, the Franklin Templeton Variable Insurance Products Trust (Class 2 Shares), the Fidelity Variable Insurance Products Fund (Initial Class Shares), and the Janus Aspen Series, all of which are open-end diversified management investment companies.

Estimates

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. As a result, actual results reported as income and expenses could differ from the estimates reported in the accompanying financial statements.

Security valuation

   The investments are stated at current value, which is based on the closing net asset value at December 31, 2000.

                        KILICO VARIABLE SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

(1) General Information and Significant Accounting Policies (continued)

Security transactions and investment income

   Security transactions are generally accounted for on the trade date (date the order to buy or sell is executed). Dividends and capital gains distributions are recorded as income on the ex-dividend date. Realized gains and losses from sales of Subaccount shares are generally reported on a first in, first out (FIFO) cost basis.

Accumulation unit valuation

   On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (Central time) or the close of the Exchange by dividing the total value of each subaccount's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

Federal income taxes

   The operations of the Separate Account are included in the federal income tax return of KILICO. Under existing federal income tax law, investment income and realized capital gains and losses of the Separate Account increase liabilities under the policy and are, therefore, not taxed. Thus the Separate Account may realize net investment income and capital gains and losses without federal income tax consequences.

(2) Summary of Investments

   Investments, at cost, at December 31, 2000, are as follows (in thousands, differences are due to rounding):

                                                                 Shares
Investment Subaccounts                                           Owned   Cost
----------------------                                           ------ -------
The Alger American Fund:
Alger American Balanced Fund....................................    10  $   134
Alger American Growth Fund......................................     1       46
Alger American Income & Growth Fund.............................     1        8
Alger American MidCap Growth Fund...............................     2       66

The Dreyfus Socially Responsible Growth Fund, Inc:
The Dreyfus Socially Responsible Growth Fund....................     2       80

Dreyfus Life & Annuity Index Fund:
Dreyfus Stock Index Fund........................................     0        3

Dreyfus Variable Investment Fund:
Dreyfus VIF-Appreciation Fund...................................     0        1
Dreyfus VIF-Small Cap Fund......................................     0        8

Franklin Templeton Variable Insurance Products Trust:
Templeton Asset Strategy Fund...................................    --       --
Templeton Global Income Securities Fund.........................    --       --
Templeton Developing Markets Securities Fund....................     2       14
Templeton International Securities Fund.........................     0        4

Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity-Income Fund.................................     7      170
Fidelity VIP Growth Fund........................................     0       18
Fidelity VIP High Income Fund...................................     2       19
Fidelity VIP Overseas Fund......................................     0        8

Janus Aspen Series:
Janus Aspen Aggressive Growth Fund..............................     2       85
Janus Aspen Balanced Fund.......................................     1       15
Janus Aspen Flexible Income Fund................................    --       --
Janus Aspen Growth Fund.........................................     4      123
Janus Aspen International Growth Fund...........................     1       30
Janus Aspen Worldwide Growth Fund...............................     2       93

                       KILICO VARIABLE SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
(2) Summary of Investments (continued)

                                                                 Shares
Investment Subaccounts                                           Owned   Cost
----------------------                                           ------ -------
Scudder Variable Life Investment Fund:
Scudder VLIF Capital Growth Fund................................    12  $   282
Scudder VLIF Growth and Income Fund.............................    30      318
Scudder VLIF International Fund.................................    23      365

Kemper Variable Series:
Kemper Government Securities Fund............................... 4,226    5,006
Kemper Investment Grade Bond Fund...............................    10       11
Kemper Money Market Fund........................................ 1,722    1,722
Kemper Small Cap Growth Fund.................................... 1,192    2,610
Kemper Total Return Fund........................................ 1,168    3,164
Kemper Value + Growth Fund......................................    28       47
Other Funds.....................................................   N/A   25,031
                                                                        -------
  Total Investments at Cost.....................................        $39,481
                                                                        =======

   A description of the underlying investments of the Funds available to policy owners of Zurich Kemper Lifeinvestor policies are summarized below.

THE ALGER AMERICAN FUND

   The Alger American Balanced Subaccount: This subaccount invests in the Alger American Balanced Portfolio of The Alger American Fund. The Portfolio seeks current income and long-term capital appreciation.

   The Alger American Growth Subaccount: This subaccount invests in the Alger American Growth Portfolio of The Alger American Fund. The Portfolio seeks long-term capital appreciation.

   The Alger American Income & Growth Subaccount: This subaccount invests in the Alger American Income & Growth Portfolio of The Alger American Fund. The Portfolio primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation.

   The Alger American MidCap Growth Subaccount: This subaccount invests in the Alger American MidCap Growth Portfolio of The Alger American Fund. The Portfolio seeks long-term capital appreciation.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

   The Dreyfus Socially Responsible Growth Fund Subaccount: This subaccount invests in the Dreyfus Socially Responsible Growth Fund Portfolio of the Dreyfus Socially Responsible Growth Fund, Inc. The Portfolio seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the Fund invests primarily in the common stock of companies that, in the opinion of the Fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS LIFE & ANNUITY INDEX FUND

   Dreyfus Stock Index Subaccount: This subaccount invests in the Dreyfus Stock Index Portfolio of the Dreyfus Life & Annuity Index Fund. The Portfolio seeks to match the total return of the Standard & Poor's Composite Stock Price Index.

DREYFUS VARIABLE INVESTMENT FUND

   Dreyfus VIF Appreciation Subaccount (formerly Dreyfus VIF Capital Appreciation): This subaccount invests in the Dreyfus VIF Appreciation Portfolio of the Dreyfus Variable Investment Fund. The Portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal.

                        KILICO VARIABLE SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
(2) Summary of Investments (continued)

   Dreyfus VIF Small Cap Subaccount: This subaccount invests in the Dreyfus VIF Small Cap Portfolio of the Dreyfus Variable Investment Fund. The Portfolio seeks to maximize capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

   Templeton Asset Strategy Subaccount (formerly Templeton Asset Allocation):
This subaccount invests in the Templeton Asset Strategy Portfolio (Class 2 shares) of the Franklin Templeton Variable Insurance Products Trust. The Portfolio seeks high total return.

   Templeton Global Income Securities Subaccount (formerly Templeton Bond):
This subaccount invests in the Templeton Global Income Securities Portfolio (Class 2 shares) of the Franklin Templeton Variable Insurance Products Trust. The Portfolio seeks high current income. Capital appreciation is a secondary consideration.

   Templeton Developing Markets Securities Subaccount (formerly Templeton Developing Markets): This subaccount invests in the Templeton Developing Markets Securities Portfolio (Class 2 shares) of the Franklin Templeton Variable Insurance Products Trust. The Portfolio seeks long-term capital appreciation. The Portfolio primarily invests in emerging market equity securities.

   Templeton International Securities Subaccount (formerly Templeton International): This subaccount invests in the Templeton International Securities Portfolio (Class 2 shares) of the Franklin Templeton Variable Insurance Products Trust. The Portfolio seeks long-term capital growth.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

   Fidelity VIP Equity-Income Subaccount: This subaccount invests in the Fidelity VIP Equity-Income Portfolio (Initial Class) of the Fidelity Variable Insurance Products Fund. The Portfolio seeks reasonable income.

   Fidelity VIP Growth Subaccount: This subaccount invests in the Fidelity VIP Growth Portfolio (Initial Class) of the Fidelity Variable Insurance Products Fund. The Portfolio seeks capital appreciation.

   Fidelity VIP High Income Subaccount: This subaccount invests in the Fidelity VIP High Income Portfolio (Initial Class) of the Fidelity Variable Insurance Products Fund. The Portfolio seeks a high level of current income while also considering growth of capital.

   Fidelity VIP Overseas Subaccount: This subaccount invests in the Fidelity VIP Overseas Portfolio (Initial Class) of the Fidelity Variable Insurance Products Fund. The Portfolio seeks long-term growth of capital.

JANUS ASPEN SERIES

   Janus Aspen Aggressive Growth Subaccount: This subaccount invests in the Janus Aspen Aggressive Growth Portfolio of the Janus Aspen Series. The Portfolio seeks long-term growth of capital.

   Janus Aspen Balanced Subaccount: This subaccount invests in the Janus Aspen Balanced Portfolio of the Janus Aspen Series. The Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

   Janus Aspen Flexible Income Subaccount: This subaccount invests in the Janus Aspen Flexible Income Portfolio of the Janus Aspen Series. The Portfolio seeks to obtain maximum total return consistent with preservation of capital.

   Janus Aspen Growth Subaccount: This subaccount invests in the Janus Aspen Growth Portfolio of the Janus Aspen Series. The Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

                        KILICO VARIABLE SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
(2) Summary of Investments (continued)

   Janus Aspen International Growth Subaccount: This subaccount invests in the Janus Aspen International Growth Portfolio of the Janus Aspen Series. The Portfolio seeks long-term growth of capital.

   Janus Aspen Worldwide Growth Subaccount: This subaccount invests in the Janus Aspen Worldwide Growth Portfolio of the Janus Aspen Series. The Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

SCUDDER VARIABLE LIFE INVESTMENT FUND

   Scudder VLIF Capital Growth Subaccount: This subaccount invests in the Scudder VLIF Capital Growth Portfolio (Class A Shares) of the Scudder Variable Life Investment Fund. The Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

   Scudder VLIF Growth and Income Subaccount: This subaccount invests in the Scudder VLIF Growth and Income Portfolio (Class A Shares) of the Scudder Variable Life Investment Fund. The Portfolio seeks long-term growth of capital, current income and growth of income.

   Scudder VLIF International Subaccount: This subaccount invests in the Scudder VLIF International Portfolio (Class A Shares) of the Scudder Variable Life Investment Fund. The Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

KEMPER VARIABLE SERIES

   Kemper Government Securities Subaccount: This subaccount invests in the Kemper Government Securities Portfolio of the Kemper Variable Series. The Portfolio seeks high current return consistent with preservation of capital.

   Kemper Investment Grade Bond Subaccount: This subaccount invests in the Kemper Investment Grade Bond Portfolio of the Kemper Variable Series. The Portfolio seeks high current income.

   Kemper Money Market Subaccount: This subaccount invests in the Kemper Money Market Portfolio of the Kemper Variable Series. The Portfolio seeks maximum current income to the extent consistent with stability of principal from a portfolio of high quality money market instruments. The Portfolio seeks to maintain a net asset value of $1.00 per share but there can be no assurance that the Portfolio will be able to do so.

   Kemper Small Cap Growth Subaccount: This subaccount invests in the Kemper Small Cap Growth Portfolio of the Kemper Variable Series. The Portfolio seeks maximum appreciation of investors' capital.

   Kemper Total Return Subaccount: This subaccount invests in the Kemper Total Return Portfolio of the Kemper Variable Series. The Portfolio seeks a high total return, a combination of income and capital appreciation, consistent with reasonable risk.

   Kemper Value + Growth Subaccount: This subaccount invests in the Kemper Value + Growth Portfolio of the Kemper Variable Series. The Portfolio seeks growth of capital. A secondary objective of the Portfolio is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.

(3) Transactions with Affiliates

   KILICO provides a death benefit payment upon the death of the Policy Owner under the terms of the death benefit option selected by the Policy Owner as further described in the Policy. KILICO assesses a monthly charge to the subaccounts for the cost of providing this insurance protection to the Policy Owner.

                       KILICO VARIABLE SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
(3) Transactions with Affiliates (continued)

These cost of insurance charges vary with the issue age, sex and rate class of the Policy Owner, and are charged to their respective subaccounts in proportion to their total Separate Account value. Cost of insurance charges totaled approximately $96,000, $3,510,000, $325,000, $59,000 and $7,000 for
the Kemper Select, Power V, Farmers Variable Universal Life I, Zurich Kemper Lifeinvestor and Destinations Life policies, respectively, for the year ended December 31, 2000, and are reflected in "Payments for units redeemed" on the Combined Statements of Changes in Policy Owners' Equity. Included within these cost of insurance charges are various administrative charges as described in the prospectuses. Additionally, KILICO assesses a daily charge to the subaccounts for mortality and expense risk assumed by KILICO at an annual rate of 0.90% of assets except for Zurich Kemper Lifeinvestor, which assesses a daily charge at a current annual rate of 0.60% for the first ten policy years, 0.40% for policy years eleven through twenty and 0.20% for policy years twenty-one and thereafter.

   Proceeds payable on the surrender of a Policy are reduced by the amount of any applicable contingent deferred sales charge.

   A state and local premium tax charge of 2.5% is deducted from each premium payment under the Power V, Farmers Variable Universal Life I and Zurich Kemper Lifeinvestor policies prior to allocation of the net premium. This charge is to reimburse KILICO for the payment of state premium taxes. KILICO expects to pay an average state premium tax rate of approximately 2.5% but the actual premium tax attributable to a Policy may be more or less. Under Section 848 of the Internal Revenue Code (the "Code"), the receipt of premium income by a life insurance company requires the deferral of a portion of the acquisition cost over a maximum of a 120 month period. The effect of Section 848 for KILICO is an acceleration of income recognition over a deferral of the associated deductions for tax purposes; this is referred to as deferred acquisition cost or, the "DAC tax". As compensation for this accelerated liability, a DAC tax charge of 1.00% of each premium dollar is deducted from the premium by KILICO under the Power V, Farmers Variable Universal Life I and Zurich Kemper Lifeinvestor policies before investment of a Policy Owner's funds into the Separate Account. Under the Kemper Destinations Life policies, for the first ten policy years, a tax charge equal to an annual rate of 0.40% of the average monthly cash value is assessed against the Policy. The tax charge covers a portion of KILICO's state premium tax expense and a certain federal income tax liability incurred as a result of the receipt of premium.

   Policy loans are also provided for under the terms of the Policy. The minimum amount of the loan under Kemper Select, Power V, Farmers Variable Universal Life I and Zurich Kemper Lifeinvestor policies is $500 and is limited to 90% of the surrender value, less applicable surrender charges. The minimum amount of the loan under the Kemper Destinations Life policies is $1,000 and is limited to 90% of the surrender value, less applicable surrender charges. Interest is assessed against a policy loan under the terms of the Policy. Policy loans are carried in KILICO's general account.

   Zurich Scudder Investments, Inc. (formerly Scudder Kemper Investments, Inc.), an affiliated company, is the investment manager of the Kemper Variable Series. Investors Brokerage Services, Inc. and PMG Securities, Inc., wholly-owned subsidiaries of KILICO, are the principal underwriters for the Separate Account.

(4) Net Transfers (To) From Affiliate or Subaccounts

   Net transfers (to) from affiliate or subaccounts include transfers of all or part of the Policy Owner's interest to or from another eligible subaccount or to the general account of KILICO.

(5) Policy Owners' Equity

   Policy owners' equity is affected by the investment results of each subaccount and contract charges.

                        KILICO VARIABLE SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
(5) Policy Owners' Equity (continued)

   Policy Owners' equity for the policies listed below, at December 31, 2000, is as follows (in thousands, except unit value; differences are due to rounding):

           ZURICH KEMPER LIFEINVESTOR POLICIES

                                                           Number         Policy
                                                             of    Unit   Owners
                                                           Units   Value  Equity
                                                           ------ ------- ------
THE ALGER AMERICAN FUND:
Alger American Balanced Subaccount........................    0   $15.060 $    7
Alger American Growth Subaccount..........................    1    54.579     42
Alger American Income & Growth Subaccount.................    0    17.266      8
Alger American MidCap Growth Subaccount...................    2    35.004     64

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.:
The Dreyfus Socially Responsible Growth Subaccount........    0    34.576      0

DREYFUS LIFE & ANNUITY INDEX FUND:
Dreyfus Stock Index Subaccount............................    0    34.698      3

DREYFUS VARIABLE INVESTMENT FUND:
Dreyfus VIF-Appreciation Subaccount.......................    0    39.402      1
Dreyfus VIF-Small Cap Subaccount..........................    0    74.772      8

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Templeton Asset Strategy Subaccount.......................   --    23.609     --
Templeton Global Income Securities Subaccount.............   --    11.435     --
Templeton Developing Markets Securities Subaccount........    2     5.291      9
Templeton International Securities Subaccount.............    0    21.824      4

FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
Fidelity VIP Equity-Income Subaccount.....................    0    25.986      5
Fidelity VIP Growth Subaccount............................    0    43.420     18
Fidelity VIP High Growth Subaccount.......................    0     8.137      3
Fidelity VIP Overseas Subaccount..........................    0    19.885      8

JANUS ASPEN SERIES:
Janus Aspen Aggressive Growth Subaccount..................    2    40.482     71
Janus Aspen Balanced Subaccount...........................    1    27.141     15
Janus Aspen Flexible Income Subaccount....................   --    12.070     --
Janus Aspen Growth Subaccount.............................    4    28.602    109
Janus Aspen International Growth Subaccount...............    1    32.334     28
Janus Aspen Worldwide Growth Subaccount...................    2    40.055     83

SCUDDER VARIABLE LIFE INVESTMENT FUND:
Scudder VLIF Capital Growth Subaccount (Class A Shares)...    0    26.107      3
Scudder VLIF Growth and Income Subaccount (Class A
 Shares)..................................................    0    10.673      3
Scudder VLIF International Subaccount (Class A Shares)....    0    15.841      3

KEMPER VARIABLE SERIES:
Kemper Government Securities Subaccount...................    0     1.276      0
Kemper Investment Grade Bond Subaccount...................    0     1.204      0
Kemper Money Market Subaccount............................  501     1.048    525
Kemper Small Cap Growth Subaccount........................   27     2.357     63
Kemper Total Return Subaccount............................    1     2.792      1
Kemper Value + Growth Subaccount..........................    0     1.812      0
                                                                          ------
  Total Zurich Kemper Lifeinvestor Policy Owners' Equity..                $1,084
                                                                          ------

                        KILICO VARIABLE SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
(5) Policy Owners' Equity (continued)

                DESTINATIONS LIFE POLICIES

                                                             Number         Policy
                                                               of    Unit   Owners
                                                             Units   Value  Equity
                                                             ------ ------- ------
THE ALGER AMERICAN FUND:
Alger American Balanced Subaccount.........................     13  $10.649 $  135

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.:
The Dreyfus Socially Responsible Growth Subaccount.........      8    9.962     77

SCUDDER VARIABLE LIFE INVESTMENT FUND:
Scudder VLIF Capital Growth Subaccount (Class A Shares)....     23   11.323    265
Scudder VLIF Growth and Income Subaccount (Class A Shares).      8   10.593     81
Scudder VLIF International Subaccount (Class A Shares).....     11   10.118    108

KEMPER VARIABLE SERIES:
Kemper Government Securities Subaccount....................      0   11.033      0
Kemper Investment Grade Bond Subaccount....................      1   10.903     12
Kemper Money Market Subaccount.............................     68   10.612    717
Kemper Small Cap Growth Subaccount.........................      5   12.270     57
Kemper Total Return Subaccount.............................      4   10.849     45
Kemper Value + Growth Subaccount...........................      4   11.258     46
                                                                            ------
  Total Kemper Destinations Life Policy Owners' Equity.....                 $1,543
                                                                            ------
                  KEMPER SELECT POLICIES
Kemper Variable Series:
Kemper Government Securities Subaccount....................  2,130  $ 2.343 $4,990
Kemper Money Market Subaccount.............................    154    1.861    287
Kemper Total Return Subaccount.............................    889    3.118  2,773
                                                                            ------
  Total Kemper Select Policy Owners' Equity................                 $8,050
                                                                            ------
                     POWER V POLICIES
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
Fidelity VIP Equity-Income Subaccount......................      6  $28.645 $  169
Fidelity VIP High Income Subaccount........................      1    9.450     13

SCUDDER VARIABLE LIFE INVESTMENT FUND:
Scudder VLIF Growth and Income Subaccount (Class B Shares).      7   11.440     76
Scudder VLIF International Subaccount (Class B Shares).....     11   17.111    188

KEMPER VARIABLE SERIES:
Kemper Government Securities Subaccount....................     26    1.514     39
Kemper Money Market Subaccount.............................    132    1.199    157
Kemper Small Cap Growth Subaccount.........................    791    3.081  2,436
Kemper Total Return Subaccount.............................     52    4.185    218
                                                                            ------
  Total Power V Policy Owners' Equity......................                 $3,296
                                                                            ------

                        KILICO VARIABLE SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
(5) Policy Owners' Equity (continued)

        FARMERS VARIABLE UNIVERSAL LIFE I POLICIES

                                                           Number         Policy
                                                             of    Unit   Owners
                                                           Units   Value  Equity
                                                           ------ ------- -------
SCUDDER VARIABLE LIFE INVESTMENT FUND:
Scudder VLIF Growth and Income Subaccount (Class A
 Shares)..................................................   13   $11.397 $   149
Scudder VLIF International Subaccount (Class A Shares)....    2    17.332      30

KEMPER VARIABLE SERIES:
Kemper Government Securities Subaccount...................   19     1.328      26
Kemper Small Cap Growth Subaccount........................   11     2.332      25

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Templeton Developing Markets Securities Subaccount........    1     5.241       4
                                                                          -------
  Total Farmers Variable Universal Life I Policy Owners'
   Equity.................................................                $   234
                                                                          -------
Other Subaccounts.........................................                $22,951
                                                                          -------
  Total KILICO Variable Separate Account..................                $37,158
                                                                          =======

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Kemper Investors Life Insurance Company:

   In our opinion, the consolidated financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company and its subsidiaries (the "Company") at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, the financial statement schedules listed in the accompanying index present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Chicago, Illinois
March 23, 2001

                      (This page intentionally left blank)

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS

                       (in thousands, except share data)

                                                       December     December
                                                       31, 2000     31, 1999
                                                      -----------  -----------
Assets
  Fixed maturities, available for sale, at fair value
   (amortized cost:
   December 31, 2000, $3,189,719; December 31, 1999,
   $3,397,188)....................................... $ 3,157,169  $ 3,276,017
  Equity securities (cost: December 31, 2000,
   $65,473;
   December 31, 1999, $65,235).......................      63,879       61,592
  Short-term investments.............................      15,900       42,391
  Joint venture mortgage loans.......................      67,473       67,242
  Third-party mortgage loans.........................      63,476       63,875
  Other real estate-related investments..............       9,468       20,506
  Policy loans.......................................     256,226      261,788
  Other invested assets..............................      21,792       25,621
                                                      -----------  -----------
    Total investments................................   3,655,383    3,819,032
  Cash...............................................      34,101       12,015
  Accrued investment income..........................     134,585      127,219
  Goodwill...........................................     191,163      203,907
  Value of business acquired.........................      95,621      119,160
  Other intangible assets............................       4,531          --
  Deferred insurance acquisition costs...............     240,801      159,667
  Deferred income taxes..............................     120,781       93,502
  Reinsurance recoverable............................     310,183      309,696
  Receivable on sales of securities..................       8,286        3,500
  Other assets and receivables.......................      31,569       29,950
  Assets held in separate accounts...................  11,179,639    9,778,068
                                                      -----------  -----------
    Total assets..................................... $16,006,643  $14,655,716
                                                      ===========  ===========
Liabilities
  Future policy benefits............................. $ 3,588,140  $ 3,718,833
  Other policyholder benefits and funds payable......     399,585      457,328
  Other accounts payable and liabilities.............     109,152       71,482
  Liabilities related to separate accounts...........  11,179,639    9,778,068
                                                      -----------  -----------
    Total liabilities................................  15,276,516   14,025,711
                                                      -----------  -----------
Commitments and contingent liabilities
Stockholder's equity
  Capital stock--$10 par value, authorized 300,000
   shares; outstanding 250,000 shares................       2,500        2,500
  Additional paid-in capital.........................     804,347      804,347
  Accumulated other comprehensive loss...............     (32,718)    (120,819)
  Retained deficit...................................     (44,002)     (56,023)
                                                      -----------  -----------
    Total stockholder's equity.......................     730,127      630,005
                                                      -----------  -----------
    Total liabilities and stockholder's equity....... $16,006,643  $14,655,716
                                                      ===========  ===========

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                 (in thousands)

                                                   Year Ended December 31,
                                                  ----------------------------
                                                    2000      1999      1998
                                                  --------  --------  --------
Revenue
  Net investment income.......................... $257,470  $264,640  $273,512
  Realized investment gains (losses).............   (8,277)   (9,549)   51,868
  Premium income.................................    8,394    21,990    22,346
  Separate account fees and charges..............   68,293    74,715    61,982
  Other income...................................   35,030    11,623    10,031
                                                  --------  --------  --------
    Total revenue................................  360,910   363,419   419,739
                                                  --------  --------  --------
Benefit and Expenses
  Interest credited to policyholders.............  152,289   162,243   176,906
  Claims incurred and other policyholder
   benefits......................................   13,718    18,185    28,029
  Taxes, licenses and fees.......................   17,861    30,234    30,292
  Commissions....................................  114,162    67,555    39,046
  Operating expenses.............................   61,671    45,989    44,575
  Deferral of insurance acquisition costs........ (104,608)  (69,814)  (46,565)
  Amortization of insurance acquisition costs....   23,231     5,524    12,082
  Amortization of value of business acquired.....   19,926    12,955    17,677
  Amortization of goodwill.......................   12,744    12,744    12,744
  Amortization of other intangible assets........      368       --        --
                                                  --------  --------  --------
    Total benefits and expenses..................  311,362   285,615   314,786
                                                  --------  --------  --------
  Income before income tax expense...............   49,548    77,804   104,953
  Income tax expense.............................    1,247    32,864    39,804
                                                  --------  --------  --------
    Net income................................... $ 48,301  $ 44,940  $ 65,149
                                                  ========  ========  ========

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                 (in thousands)

                                                    Year Ended December 31,
                                                   ----------------------------
                                                     2000      1999      1998
                                                   --------  ---------  -------
Net income.......................................  $ 48,301  $  44,940  $65,149
                                                   --------  ---------  -------
Other comprehensive income (loss), before tax:
  Unrealized holding gains (losses) on
   investments arising during period:
  Unrealized holding gains (losses) on
   investments...................................    61,487   (180,267)  25,372
  Adjustment to value of business acquired.......    (3,400)    12,811   (9,332)
  Adjustment to deferred insurance acquisition
   costs.........................................      (230)     5,726   (2,862)
                                                   --------  ---------  -------
    Total unrealized holding gains (losses) on
     investments arising during period...........    57,857   (161,730)  13,178
                                                   --------  ---------  -------
Less reclassification adjustments for items
 included in net income:
  Adjustment for (gains) losses included in
   realized investment gains (losses)............   (24,583)    16,651    6,794
  Adjustment for amortization of premium on fixed
   maturities included in net investment income..    (4,538)   (10,533) (17,064)
  Adjustment for (gains) losses included in
   amortization of value of business acquired....       214       (454)  (7,378)
  Adjustment for (gains) losses included in
   amortization of insurance acquisition costs...        13      1,892     (463)
                                                   --------  ---------  -------
      Total reclassification adjustments for
       items included in net income..............   (28,894)     7,556  (18,111)
                                                   --------  ---------  -------
Other comprehensive income (loss), before related
 income tax expense (benefit)....................    86,751   (169,286)  31,289
Related income tax expense (benefit).............    (1,350)   (15,492)  10,952
                                                   --------  ---------  -------
      Other comprehensive income (loss), net of
       tax.......................................    88,101   (153,794)  20,337
                                                   --------  ---------  -------
      Comprehensive income (loss)................  $136,402  $(108,854) $85,486
                                                   ========  =========  =======

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                 (in thousands)

                                                   Year Ended December 31,
                                                 ------------------------------
                                                   2000       1999       1998
                                                 ---------  ---------  --------
Capital stock, beginning and end of period.....  $   2,500  $   2,500  $  2,500
                                                 ---------  ---------  --------
Additional paid-in capital, beginning of
 period........................................    804,347    804,347   806,538
Capital contributions from parent..............        --         --      4,261
Adjustment to prior period capital contribution
 from parent...................................        --         --     (6,452)
                                                 ---------  ---------  --------
  End of period................................    804,347    804,347   804,347
                                                 ---------  ---------  --------
Accumulated other comprehensive income (loss),
 beginning of period...........................   (120,819)    32,975    12,637
Other comprehensive income (loss), net of tax..     88,101   (153,794)   20,338
                                                 ---------  ---------  --------
  End of period................................    (32,718)  (120,819)   32,975
                                                 ---------  ---------  --------
Retained earnings (deficit), beginning of
 period........................................    (56,023)    14,037    43,888
Net income.....................................     48,301     44,940    65,149
Dividends to parent............................    (36,280)  (115,000)  (95,000)
                                                 ---------  ---------  --------
  End of period................................    (44,002)   (56,023)   14,037
                                                 ---------  ---------  --------
    Total stockholder's equity.................  $ 730,127  $ 630,005  $853,859
                                                 =========  =========  ========

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                 (in thousands)

                                                Year Ended December 31,
                                           -----------------------------------
                                             2000        1999         1998
                                           ---------  -----------  -----------
Cash flows from operating activities
  Net income.............................. $  48,301  $    44,940  $    65,149
  Reconcilement of net income to net cash
   provided:
    Realized investment (gains) losses....     8,277        9,549      (51,868)
    Net change in trading account
     securities...........................       --       (51,239)      (6,727)
    Interest credited and other charges...   142,344      158,557      173,958
    Deferred insurance acquisition costs,
     net..................................   (81,377)     (64,290)     (34,483)
    Amortization of value of business
     acquired.............................    19,926       12,955       17,677
    Amortization of goodwill..............    12,744       12,744       12,744
    Amortization of discount and premium
     on investments.......................     4,538       11,157       17,353
    Amortization of other intangible
     assets...............................       368          --           --
    Deferred income taxes.................   (25,930)     (42,952)     (12,469)
    Net change in current federal income
     taxes................................   (18,593)     (10,594)     (73,162)
    Benefits and premium taxes due related
     to separate account bank-owned life
     insurance............................   (61,476)     149,477      123,884
    Other, net............................    42,377      (11,901)     (41,477)
                                           ---------  -----------  -----------
      Net cash flow from operating
       activities.........................    91,499      218,403      190,579
                                           ---------  -----------  -----------
Cash flows from investing activities
  Cash from investments sold or matured:
    Fixed maturities held to maturity.....   170,465      335,735      491,699
    Fixed maturities sold prior to
     maturity.............................   589,933    1,269,290      882,596
    Equity securities.....................     1,271       11,379      107,598
    Mortgage loans, policy loans and other
     invested assets......................    73,177       75,389      180,316
  Cost of investments purchased or loans
   originated:
    Fixed maturities......................  (569,652)  (1,455,496)  (1,319,119)
    Equity securities.....................    (1,264)      (8,703)     (83,303)
    Mortgage loans, policy loans and other
     invested assets......................   (47,109)     (43,665)     (66,331)
    Investment in subsidiaries............    (4,899)         --           --
  Short-term investments, net.............    26,491       15,943      177,723
  Net change in receivable and payable for
   securities transactions................    (4,786)         --          (677)
  Net change in other assets..............    (5,141)      (2,725)         --
                                           ---------  -----------  -----------
      Net cash from investing activities..   228,486      197,147      370,502
                                           ---------  -----------  -----------
Cash flows from financing activities
  Policyholder account balances:
    Deposits..............................   608,363      383,874      180,124
    Withdrawals...........................  (881,888)    (694,848)    (649,400)
  Capital contributions from parent.......       --           --         4,261
  Dividends to parent.....................   (36,280)    (115,000)     (95,000)
  Other...................................    11,906        8,953      (11,448)
                                           ---------  -----------  -----------
      Net cash used in financing
       activities.........................  (297,899)    (417,021)    (571,463)
                                           ---------  -----------  -----------
      Net increase (decrease) in cash.....    22,086       (1,471)     (10,382)
Cash, beginning of period.................    12,015       13,486       23,868
                                           ---------  -----------  -----------
Cash, end of period....................... $  34,101  $    12,015  $    13,486
                                           =========  ===========  ===========

See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) Summary of Significant Accounting Policies

Basis of presentation

   Kemper Investors Life Insurance Company and subsidiaries (the "Company") issues fixed and variable annuity products, variable life, term life and interest-sensitive life insurance products marketed primarily through a network of financial institutions, securities brokerage firms, insurance agents and financial planners. The Company is licensed in the District of Columbia and all states except New York. The Company is a wholly-owned subsidiary of Kemper Corporation ("Kemper"). Kemper is a wholly-owned subsidiary of Zurich Group Holding ("ZGH" or "Zurich"), a Swiss holding company, formerly known as Zurich Financial Services. ZGH is wholly-owned by Zurich Financial Services ("ZFS"), a new Swiss holding company. ZFS was formerly Zurich Allied AG, which was merged with Allied Zurich p.l.c. in October 2000.

   The financial statements include the accounts of the Company on a consolidated basis. All significant intercompany balances and transactions have been eliminated. Certain reclassifications have been made to the 1999 and 1998 consolidated financial statements in order for them to conform to the 2000 presentation. The accompanying consolidated financial statements of the Company as of and for the years ended December 31, 2000, 1999 and 1998, have been prepared in conformity with accounting principles generally accepted in the United States of America.

Estimates

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements. As further discussed in the accompanying notes to the consolidated financial statements, significant estimates and assumptions affect goodwill, deferred insurance acquisition costs, the value of business acquired, provisions for real estate-related losses and reserves, other-than-temporary declines in values for fixed maturities, the valuation allowance for deferred income taxes and the calculation of fair value disclosures for certain financial instruments.

Goodwill and other intangibles

   The Company reviews goodwill and other intangibles ("intangible assets") to determine if events or changes in circumstances may have affected the recoverability of the outstanding intangible assets as of each reporting period. In the event that the Company determines that the intangible assets are not recoverable, it would amortize such amounts as additional amortization expense in the accompanying financial statements. As of December 31, 2000, the Company believes that no such adjustment is necessary.

   The difference between Zurich's cost of acquiring the Company and the net fair value of the assets and liabilities as of January 4, 1996 was recorded as goodwill. Goodwill is amortized on a straight-line basis over a twenty-year period. Other intangible assets of $4.9 million, recorded in 2000 in connection with the purchase of PMG, are being amortized on a straight-line basis over a ten-year period.

Value of business acquired

   The value of business acquired reflects the estimated fair value of the Company's life insurance business in force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition, January 4, 1996. Such value is the present value of the actuarially determined projected cash flows for the acquired policies.

   The value of the business acquired is amortized over the estimated contract life of the business acquired in relation to the present value of estimated gross profits using current assumptions based on an interest rate equal to the liability or contract rate on the value of business acquired. The estimated amortization and accretion of interest for the value of business acquired for each of the years through December 31, 2005 are as follows:

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(1) Summary of Significant Accounting Policies (continued)

                                                              Projected
                                                              Accretion
                                       Beginning                 of      Ending
                                        Balance  Amortization Interest  Balance
(in thousands)                         --------- ------------ --------- --------
Year Ended December 31,
1998 (actual)......................... $143,744    $(26,807)   $9,129   $126,066
1999 (actual).........................  126,066     (20,891)    7,936    113,111
2000 (actual).........................  113,111     (26,805)    6,879     93,185
2001..................................   93,185     (18,664)    5,733     80,254
2002..................................   80,254     (16,249)    4,955     68,960
2003..................................   68,960     (15,765)    4,178     57,373
2004..................................   57,373     (14,646)    3,433     46,160
2005..................................   46,160     (12,868)    2,753     36,045

   The projected ending balance of the value of business acquired will be further adjusted to reflect the impact of unrealized gains or losses on fixed maturities held as available for sale in the investment portfolio. Such adjustments are not recorded in the Company's net income but rather are recorded as a credit or charge to accumulated other comprehensive income, net of income tax. This adjustment increased the value of business acquired by $2.4 million and $6.0 million as of December 31, 2000 and 1999, respectively. Accumulated other comprehensive income increased by approximately $1.6 million and $3.9 million as of December 31, 2000 and 1999, respectively, due to this adjustment.

Life insurance revenue and expenses

   Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of investment income, and policy charges such as mortality, expense and surrender charges and expense loads for premium taxes on certain contracts. Expenses consist of benefits and interest credited to contracts, policy maintenance costs and amortization of deferred insurance acquisition costs.

   Premiums for term life policies are reported as earned when due. Profits for such policies are recognized over the duration of the insurance policies by matching benefits and expenses to premium income.

Reinsurance

   In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of fixed-rate annuities and to individual death claims. The Company generally cedes 100 percent of the related annuity liabilities under the terms of the reinsurance agreements for these certain blocks of fixed-rate annuities. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. As such, these amounts paid or deemed to have been paid are recorded on the Company's consolidated balance sheet as reinsurance recoverables and ceded future policy benefits.

Deferred insurance acquisition costs

   The costs of acquiring new business, principally commission expense and certain policy issuance and underwriting expenses, have been deferred to the extent they are recoverable from estimated future gross profits on the related contracts and policies. The deferred insurance acquisition costs for annuities, separate account business and interest-sensitive life insurance products are being amortized over the estimated contract life in relation to the present value of estimated gross profits. Deferred insurance acquisition costs related to such interest-sensitive products also reflect the estimated impact of unrealized gains or losses on fixed maturities held as available for sale in the investment portfolio, through a charge or credit to accumulated other comprehensive income, net of income tax. The deferred insurance acquisition costs for term-life insurance products are being amortized over the premium paying period of the policies.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(1) Summary of Significant Accounting Policies (continued)

Future policy benefits

   Liabilities for future policy benefits related to annuities and interest-sensitive life contracts reflect net premiums received plus interest credited during the contract accumulation period and the present value of future payments for contracts that have annuitized. Current interest rates credited during the contract accumulation period range from 3.0 percent to 10.0 percent. Future minimum guaranteed interest rates vary from 3.0 percent to 4.0 percent. For contracts that have annuitized, interest rates used in determining the present value of future payments range principally from 2.5 percent to 12.0 percent.

   Liabilities for future term life policy benefits have been computed principally by a net level premium method. Anticipated rates of mortality are based on the 1975-1980 Select and Ultimate Table modified by Company experience, including withdrawals. Assumed investment yields are by policy duration and range from 7.3 percent to 6.0 percent over 20 years.

Guaranty fund assessments

   The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 2000 and prior. The Company's financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future for which the life insurance industry has estimated the cost to cover losses to policyholders.

Invested assets and related income

   Investments in fixed maturities and equity securities are carried at fair value. Short-term investments are carried at cost, which approximates fair value.

   The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed and asset-backed securities, over the estimated life of the security. Such amortization is included in net investment income. Amortization of the discount or premium from mortgage-backed and asset-backed securities is recognized using a level effective yield method which considers the estimated timing and amount of prepayments of the underlying loans and is adjusted to reflect differences which arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. To the extent that the estimated lives of such securities change as a result of changes in prepayment rates, the adjustment is also included in net investment income. The Company does not accrue interest income on fixed maturities deemed to be impaired on an other-than-temporary basis, or on mortgage loans and other real estate loans where the likelihood of collection of interest is doubtful.

   Mortgage loans are carried at their unpaid balance, net of unamortized discount and any applicable reserves or write-downs. Other real estate-related investments, net of any applicable reserves and write-downs, include notes receivable from real estate ventures and investments in real estate ventures, adjusted for the equity in the operating income or loss of such ventures. Real estate reserves are established when declines in collateral values, estimated in light of current economic conditions, indicate a likelihood of loss.

   Investments in policy loans and other invested assets, consisting primarily of venture capital investments and a leveraged lease, are carried primarily at cost.

   Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, recognition of other-than-temporary declines in value and changes in real estate-related reserves and write-downs are included in revenue. Net unrealized gains or losses on revaluation of investments are credited or charged to accumulated other comprehensive income (loss). Such unrealized gains are recorded net of deferred income tax expense, while unrealized losses are not tax benefited.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) Summary of Significant Accounting Policies (continued)

Derivative instruments

   In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard 133, ("SFAS 133") Accounting for Derivative Instruments and Hedging Activities. Statement of Financial Accounting Standard 137, Deferral of the Effective Date of FASB Statement No. 133 delayed implementation of SFAS 133 until fiscal years beginning January 1, 2001. Statement of Financial Accounting Standard 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities--an amendment of FASB Statement No. 133, ("SFAS 138"), further clarified the accounting treatment of certain derivative instruments. The Company has adopted SFAS 133 and SFAS 138 in the fourth quarter of 2000. Up until the fourth quarter of 2000, the Company held no derivative investments.

   In the fourth quarter of 2000, the Company entered into an interest rate swap with Zurich Capital Markets, Inc. ("ZCM"), an affiliated counterparty, to alter interest rate exposures arising from mismatches between assets and liabilities. Under the interest rate swap, an agreement was reached with another party to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. No cash was exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is made by the counterparty at each due date.

   Exposure exists to credit-related losses in the event of nonperformance by the counterparty to the financial instrument, but the Company does not expect the counterparty to fail to meet its obligations given their high credit ratings. The credit exposure of the interest rate swap is represented by the fair value (market value) of the contract. At December 31, 2000, an open swap agreement with a notional value of $100.0 million and an expiration date of November 2004, had a negative market value of $271,409.

Separate account business

   The assets and liabilities of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contract holders. The Company receives administrative fees from the separate account and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders. The assets and liabilities of the separate accounts are carried at fair value.

Income tax

   The Company files a separate Federal income tax return. Deferred taxes are provided on the temporary differences between the tax and financial statement basis of assets and liabilities.

(2) Cash Flow Information

   The Company defines cash as cash in banks and money market accounts. The Company paid federal income taxes of $43.9 million, $83.8 million and $126.0 million directly to the United States Treasury Department during 2000, 1999 and 1998, respectively.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(3) Invested Assets and Related Income

   The Company is carrying its fixed maturity investment portfolio at estimated fair value as fixed maturities are considered available for sale. The carrying value of fixed maturities compared with amortized cost, adjusted for other-than-temporary declines in value, were as follows:

                                                                 Estimated
                                                                Unrealized
                                        Carrying  Amortized  -----------------
                                         Value       Cost     Gains   Losses
(in thousands)                         ---------- ---------- ------- ---------
December 31, 2000
  U.S. treasury securities and
   obligations of U.S. government
   agencies and authorities........... $   11,823 $   11,777 $    69 $     (24)
  Obligations of states and political
   subdivisions, special revenue and
   nonguaranteed......................     24,022     24,207     --       (186)
  Debt securities issued by foreign
   governments........................     21,811     21,893      90      (171)
  Corporate securities................  2,060,678  2,093,916  12,634   (45,871)
  Mortgage and asset-backed
   securities.........................  1,038,835  1,037,926   7,495    (6,586)
                                       ---------- ---------- ------- ---------
    Total fixed maturities............ $3,157,169 $3,189,719 $20,288 $ (52,838)
                                       ========== ========== ======= =========
December 31, 1999
  U.S. treasury securities and
   obligations of U.S. government
   agencies and authorities........... $    6,516 $    6,631 $   --  $    (115)
  Obligations of states and political
   subdivisions, special revenue and
   nonguaranteed......................     21,656     22,107     --       (451)
  Debt securities issued by foreign
   governments........................     23,890     24,749     380    (1,239)
  Corporate securities................  2,063,054  2,147,606   2,750   (87,302)
  Mortgage and asset-backed
   securities.........................  1,160,901  1,196,095     450   (35,644)
                                       ---------- ---------- ------- ---------
    Total fixed maturities............ $3,276,017 $3,397,188 $ 3,580 $(124,751)
                                       ========== ========== ======= =========

   The carrying value and amortized cost of fixed maturity investments, by contractual maturity at December 31, 2000, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.

                                                           Carrying  Amortized
                                                            Value       Cost
(in thousands)                                            ---------- ----------
One year or less......................................... $   83,099 $   86,709
Over one year through five years.........................    868,898    879,011
Over five years through ten years........................    881,703    891,370
Over ten years...........................................    284,634    294,703
Securities not due at a single maturity date, primarily
 mortgage and asset-backed securities(1).................  1,038,835  1,037,926
                                                          ---------- ----------
    Total fixed maturities............................... $3,157,169 $3,189,719
                                                          ========== ==========

----------
(1) Weighted average maturity of 4.4 years.

   Proceeds from sales of investments in fixed maturities prior to maturity were $589.9 million, $1,269.3 million and $882.6 million during 2000, 1999 and 1998, respectively. Gross gains of $8.6 million, $7.9 million and $10.1 million and gross losses, including write-downs of fixed maturities for other-than-temporary declines in value, of $20.8 million, $17.7 million and $8.0 million were realized on sales in 2000, 1999 and 1998, respectively. Pre-tax write-downs due to other-than-temporary declines in value amounted to $11.4 million, $0.1 million and $4.4 million for the years ended December 31, 2000, 1999 and 1998, respectively.

   At December 31, 2000, the Company held a $100.0 million investment in ZSLM Trust, issued by an affiliate, which exceeded 10 percent of the Company's stockholder's equity at December 31, 2000. Excluding agencies of the U.S. government, no other individual investment exceeded 10 percent of the Company's stockholder's equity at December 31, 2000.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(3) Invested Assets and Related Income (continued)

   At December 31, 2000, securities carried at approximately $6.3 million were on deposit with governmental agencies as required by law.

   Upon default or indication of potential default by an issuer of fixed maturity securities, the issue(s) of such issuer would be placed on nonaccrual status and, since declines in fair value would no longer be considered by the Company to be temporary, would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal quarter in which the impairment was determined to have become other than temporary. Thereafter, each issue on nonaccrual status is regularly reviewed, and additional write-downs may be taken in light of later developments.

   The Company's computation of net realizable value involves judgments and estimates, so such value should be used with care. Such value determination considers such factors as the existence and value of any collateral security; the capital structure of the issuer; the level of actual and expected market interest rates; where the issue ranks in comparison with other debt of the issuer; the economic and competitive environment of the issuer and its business; the Company's view on the likelihood of success of any proposed issuer restructuring plan; and the timing, type and amount of any restructured securities that the Company anticipates it will receive.

   The Company's $140.4 million real estate portfolio at December 31, 2000 consists of joint venture and third-party mortgage loans and other real estate-related investments. At December 31, 2000 and 1999, total impaired real estate-related loans were as follows:

                                                       December 31, December 31,
                                                           2000         1999
(in millions)                                          ------------ ------------
Impaired loans without reserves--gross................    $ 62.6       $ 74.9
Impaired loans with reserves--gross...................      23.7         23.4
                                                          ------       ------
    Total gross impaired loans........................      86.3         98.3
Reserves related to impaired loans....................     (18.5)       (18.5)
Write-downs related to impaired loans.................      (3.5)        (3.5)
                                                          ------       ------
    Net impaired loans................................    $ 64.3       $ 76.3
                                                          ======       ======

   Impaired loans without reserves include loans in which the deficit in equity investments in real estate-related investments is considered in determining reserves and write-downs. The Company had an average balance of $90.2 million and $100.0 million in impaired loans for 2000 and 1999, respectively. Cash payments received on impaired loans are generally applied to reduce the outstanding loan balance.

   At December 31, 2000 and 1999, loans on nonaccrual status, before reserves and write-downs, amounted to $86.3 million and $98.3 million, respectively. The Company's nonaccrual loans are generally included in impaired loans.

Net Investment Income

   The sources of net investment income were as follows:

                                                    2000      1999      1998
(in thousands)                                    --------  --------  --------
Interest on fixed maturities..................... $223,964  $231,176  $232,707
Dividends on equity securities...................    4,573     4,618     2,143
Income from short-term investments...............    3,433     3,568     5,391
Income from mortgage loans.......................    6,091     6,296    14,964
Income from policy loans.........................   20,088    20,131    21,096
Income from other real estate-related
 investments.....................................       99       155       352
Income from other loans and investments..........    2,455     2,033     2,223
                                                  --------  --------  --------
    Total investment income...................... $260,703  $267,977  $278,876
Investment expense...............................   (3,233)   (3,337)   (5,364)
                                                  --------  --------  --------
    Net investment income........................ $257,470  $264,640  $273,512
                                                  ========  ========  ========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(3) Invested Assets and Related Income (continued)

Net Realized Investment Gains (Losses)

   Net realized investment gains (losses) for the years ended December 31, 2000, 1999 and 1998, were as follows:

                                                      2000     1999     1998
(in thousands)                                       -------  -------  -------
Real estate-related................................. $ 1,711  $ 4,201  $41,362
Fixed maturities.................................... (12,185)  (9,755)   2,158
Trading account securities--gross gains.............     --       491    3,254
Trading account securities--gross losses............     --    (7,794)    (417)
Trading account securities--holding losses..........     --       --      (151)
Equity securities...................................     245    1,039    5,496
Other...............................................   1,952    2,269      166
                                                     -------  -------  -------
    Realized investment gains (losses) before income
     tax expense (benefit).......................... $(8,277) $(9,549) $51,868
Income tax expense (benefit)........................  (2,897)  (3,342)  18,154
                                                     -------  -------  -------
    Net realized investment gains (losses).......... $(5,380) $(6,207) $33,714
                                                     =======  =======  =======

   Unrealized gains (losses) are computed below as follows: fixed maturities-- the difference between fair value and amortized cost, adjusted for other-than-temporary declines in value; equity and other securities--the difference between fair value and cost. The change in net unrealized investment gains (losses) by class of investment for the years ended December 31, 2000, 1999 and 1998 were as follows:

                                         December 31, December 31, December 31,
                                             2000         1999         1998
(in thousands)                           ------------ ------------ ------------
Fixed maturities........................   $89,421     $(182,456)    $36,717
Equity and other securities.............     1,187        (3,929)     (1,075)
Adjustment to deferred insurance
 acquisition costs......................      (243)        3,834      (2,399)
Adjustment to value of business
 acquired...............................    (3,614)       13,265      (1,954)
                                           -------     ---------     -------
  Unrealized gain (loss) before income
   tax expense (benefit)................    86,751      (169,286)     31,289
Income tax expense (benefit)............    (1,350)      (15,492)     10,952
                                           -------     ---------     -------
    Net unrealized gain (loss) on
     investments........................   $88,101     $(153,794)    $20,337
                                           =======     =========     =======

(4) Unconsolidated Investees

   At December 31, 2000 and 1999 the Company, along with other Kemper subsidiaries, directly held partnership interests in a number of real estate joint ventures. The Company's direct and indirect real estate joint venture investments are accounted for utilizing the equity method, with the Company recording its share of the operating results of the respective partnerships. The Company, as an equity owner, has the ability to fund, and historically has elected to fund, operating requirements of certain of the joint ventures. Consolidation accounting methods are not utilized as the Company, in most instances, does not own more than 50 percent in the aggregate, and in any event, major decisions of the partnership must be made jointly by all partners.

   As of December 31, 2000 and 1999, the Company's net equity investment in unconsolidated investees amounted to $1.0 million and $0.9 million, respectively. The Company's share of net income related to such unconsolidated investees amounted to $99 thousand, $155 thousand and $241 thousand in 2000, 1999 and 1998, respectively.

(5) Concentration of Credit Risk

   The Company generally strives to maintain a diversified invested asset portfolio; however, certain concentrations of credit risk exist in mortgage and asset-backed securities and real estate.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(5) Concentration of Credit Risk (continued)

   Approximately 18.9 percent of the Company's investment-grade fixed maturities at December 31, 2000 were mortgage-backed securities, down from 20.0 percent at December 31, 1999, due to sales and paydowns during 2000. These investments consist primarily of marketable mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and other investment-grade securities collateralized by mortgage pass-through securities issued by these entities. The Company has not made any investments in interest-only or other similarly volatile tranches of mortgage-backed securities. The Company's mortgage-backed investments are generally AAA credit quality.

   Approximately 15.1 percent and 16.8 percent of the Company's investment-grade fixed maturities at December 31, 2000 and 1999, respectively, consisted of corporate asset-backed securities. The majority of the Company's investments in asset-backed securities were backed by commercial mortgage-backed securities (26.8%), home equity loans (26.3%), manufactured housing loans (11.3%), collateralized loan and bond obligations (11.2%), and other commercial assets (8.9%).

   The Company's real estate portfolio is distributed by geographic location and property type. The geographic distribution of a majority of the real estate portfolio as of December 31, 2000 was as follows: California (40.4%), Washington (11.9%), Colorado (10.8%) and Illinois (8.4%). The property type distribution of a majority of the real estate portfolio as of December 31, 2000 was as follows: land (39.6%), hotels (39.5%) and office (9.9%).

   To maximize the value of certain land and other projects, additional development has been proceeding or has been planned. Such development of existing projects would continue to require funding, either from the Company or third parties. In the present real estate markets, third-party financing can require credit enhancing arrangements (e.g., standby financing arrangements and loan commitments) from the Company. The values of development projects are dependent on a number of factors, including Kemper's and the Company's plans with respect thereto, obtaining necessary construction and zoning permits and market demand for the permitted use of the property. There can be no assurance that such permits will be obtained as planned or at all, nor that such expenditures will occur as scheduled, nor that Kemper's and the Company's plans with respect to such projects may not change substantially.

   Slightly more than half of the Company's real estate mortgage loans are on properties or projects where the Company, Kemper, or their affiliates have taken ownership positions in joint ventures with a small number of partners.

   At December 31, 2000, loans to and investments in joint ventures in which Patrick M. Nesbitt or his affiliates ("Nesbitt"), a third-party real estate developer, have ownership interests constituted approximately $63.5 million, or
45.2 percent, of the Company's real estate portfolio. The Nesbitt ventures consist of nine hotel properties, one office building and one retail property. At December 31, 2000, the Company did not have any Nesbitt-related off-balance-sheet legal funding commitments outstanding.

   At December 31, 2000, loans to a master limited partnership (the "MLP") between subsidiaries of Kemper and subsidiaries of Lumbermens Mutual Casualty Company ("Lumbermens"), a former affiliate, constituted approximately $55.7 million, or 39.7 percent, of the Company's real estate portfolio. Kemper's interest in the MLP is 75.0 percent at December 31, 2000. Loans to the MLP were placed on non-accrual status at the beginning of 1999 due to management's desire not to increase book value of the MLP over net realizable value, as interest on these loans has historically been added to principal. At December 31, 2000, MLP-related commitments accounted for approximately $0.1 million of the Company's off-balance-sheet legal commitments.

   The remaining significant real estate-related investments amounted to $8.5 million at December 31, 2000 and consisted of various zoned and unzoned residential and commercial lots located in Hawaii. Due to certain negative zoning restriction developments in January 1997 and a continuing economic slump in Hawaii, these real estate-related investments were placed on nonaccrual status. As of March 12, 2001, all zoned properties have been sold. We are currently pursuing the zoning of all remaining unzoned properties. However, due to

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(5) Concentration of Credit Risk (continued)

the state of Hawaii's economy, which has lagged behind the economic expansion of most of the rest of the United States, the Company anticipates that it could be several additional years until it completely disposes of all of its investments in Hawaii. At December 31, 2000, off-balance sheet legal commitments related to Hawaiian properties totaled $4.0 million.

   At December 31, 2000, the Company no longer had any outstanding loans or investments in projects with the Prime Group, Inc. or its affiliates, as all such investments have been sold. However, the Company continues to have Prime Group-related commitments, which accounted for $25.7 million of the Company's off-balance-sheet legal commitments at December 31, 2000.

(6) Income Taxes

   Income tax expense (benefit) was as follows for the years ended December 31, 2000, 1999 and 1998:

                                                     2000      1999      1998
(in thousands)                                     --------  --------  --------
Current........................................... $ 28,274  $ 75,816  $ 52,273
Deferred..........................................  (27,027)  (42,952)  (12,469)
                                                   --------  --------  --------
    Total......................................... $  1,247  $ 32,864  $ 39,804
                                                   ========  ========  ========

   Additionally, the deferred income tax (benefit) expense related to items included in other comprehensive income was as follows for the years ended December 31, 2000, 1999 and 1998:

                                                      2000      1999     1998
(in thousands)                                       -------  --------  -------
Unrealized gains and losses on investments.......... $   --   $(21,477) $12,476
Value of business acquired..........................  (1,265)    4,643     (684)
Deferred insurance acquisition costs................     (85)    1,342     (840)
                                                     -------  --------  -------
    Total........................................... $(1,350) $(15,492) $10,952
                                                     =======  ========  =======

   The actual income tax expense for 2000, 1999 and 1998 differed from the "expected" tax expense for those years as displayed below. "Expected" tax expense was computed by applying the U.S. federal corporate tax rate of 35 percent in 2000, 1999, and 1998 to income before income tax expense.

                                                     2000     1999     1998
(in thousands)                                      -------  -------  -------
Computed expected tax expense...................... $17,342  $27,232  $36,734
Difference between "expected" and actual tax
 expense:
  State taxes......................................     737    1,608     (434)
  Amortization of goodwill and other intangibles...   4,589    4,460    4,460
  Dividend received deduction......................  (1,191)     --      (540)
  Foreign tax credit...............................    (214)    (306)    (250)
  Change in valuation allowance.................... (15,201)     --       --
  Recapture of affiliated reinsurance..............  (4,599)     --       --
  Other, net.......................................    (216)    (130)    (166)
                                                    -------  -------  -------
    Total actual tax expense....................... $ 1,247  $32,864  $39,804
                                                    =======  =======  =======

   Deferred tax assets and liabilities are generally determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

   The $4.6 million tax benefit in 2000 is due to the deferred tax effect related to the deemed dividend distribution. (See the note captioned "Summary of Significant Accounting Policies--Reinsurance.") This deferred tax benefit was recognized in the tax provision under current accounting guidance relating to the recognition of deferred taxes.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(6) Income Taxes (continued)

   The Company only records deferred tax assets if future realization of the tax benefit is more likely than not. The Company has established a valuation allowance to reduce the deferred federal tax asset related to real estate and unrealized losses on investments to a realizable amount. This amount is based on the evidence available and management's judgment. The valuation allowance is subject to future adjustments based upon, among other items, the Company's estimates of future operating earnings and capital gains. The decrease in the valuation allowance in 2000 is related to the ultimate realization of losses on real estate assets disposed of before December 31, 1995, as well as a change in the amount of unrealized losses on investments.

   The tax effects of temporary differences that give rise to significant portions of the Company's net deferred federal tax assets or liabilities were as follows:

                                         December 31, December 31, December 31,
                                             2000         1999         1998
(in thousands)                           ------------ ------------ ------------
Deferred federal tax assets:
  Deferred insurance acquisition costs
   ("DAC Tax")..........................   $131,591     $121,723     $86,332
  Unrealized losses on investments......     12,045       43,758         --
  Life policy reserves..................     67,260       43,931      27,240
  Unearned revenue......................     58,200       59,349      42,598
  Real estate-related...................      6,515        7,103      13,944
  Other investment-related..............      5,330          928       5,770
  Other.................................      4,329        3,133       4,923
                                           --------     --------     -------
    Total deferred federal tax assets...    285,270      279,925     180,807
  Valuation allowance...................    (12,045)     (58,959)    (15,201)
                                           --------     --------     -------
    Total deferred federal tax assets
     after valuation allowance..........    273,225      220,966     165,606
                                           --------     --------     -------
Deferred federal tax liabilities:
  Value of business acquired............     33,467       55,884      41,598
  Deferred insurance acquisition costs..     84,280       41,706      32,040
  Depreciation and amortization.........     21,799       19,957      19,111
  Other investment-related..............      7,973        7,670      14,337
  Unrealized gains on investments.......        --           --       21,477
  Other.................................      4,925        2,247       1,984
                                           --------     --------     -------
    Total deferred federal tax
     liabilities........................    152,444      127,464     130,547
                                           --------     --------     -------
Net deferred federal tax assets.........   $120,781     $ 93,502     $35,059
                                           ========     ========     =======

   The net deferred tax assets relate primarily to unearned revenue and the DAC Tax associated with a non-registered individual and group variable business-owned life insurance contract ("BOLI"). Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income over the ten year amortization period of the unearned revenue and DAC Tax to realize such deferred tax assets.

   The tax returns through the year 1993 have been examined by the Internal Revenue Service ("IRS"). Changes proposed are not material to the Company's financial position. The tax returns for the years 1994 through 1996 are currently under examination by the IRS.

(7) Related-Party Transactions

   The Company paid cash dividends of $20.0 million, $115.0 million and $95.0 million to Kemper during 2000, 1999 and 1998, respectively. The Company received capital contributions from Kemper of $4.3 million during 1998.

   The Company has loans to joint ventures, consisting primarily of mortgage loans on real estate, in which the Company and/or one of its affiliates has an ownership interest. At December 31, 2000 and 1999, joint

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(7) Related-Party Transactions (continued)

venture mortgage loans totaled $67.5 million and $67.2 million, respectively, and during 2000, 1999 and 1998, the Company earned interest income on these joint venture loans of $0.8 million, $0.6 million and $6.8 million, respectively.

   All of the Company's personnel are employees of Federal Kemper Life Assurance Company ("FKLA"), an affiliated company. Expenses are allocated to the Company for the utilization of FKLA employees and facilities and the investment management services of Zurich Scudder Investments, Inc. ("ZSI"), (formerly Scudder Kemper Investments, Inc.), an affiliated company. The Company paid to ZSI investment management fees of $1.6 million, $1.8 million and $3.1 million during 2000, 1999 and 1998, respectively. In addition, expenses allocated to the Company from FKLA during 2000, 1999 and 1998 amounted to $23.3 million, $18.3 million and $15.3 million, respectively. The Company also paid to Kemper real estate subsidiaries fees of $0.6 million, $1.0 million and $1.5 million in 2000, 1999 and 1998, respectively, related to the management of the Company's real estate portfolio.

   In 2000, the Company purchased PMG Securities Corporation, PMG Asset Management, Inc., PMG Marketing, Inc., and PMG Life Agency, Inc. (collectively "PMG"), for $5.5 million. The Company owns 100% of the stock of PMG. Also in 2000, the Company transferred $63.3 million in fixed maturities and cash to fund the operations of its newly formed subsidiary, Zurich Kemper Life Insurance Company of New York ("ZKLICONY"). ZKLICONY received its insurance license from the state of New York in January 2001 and expects to begin writing business in the second quarter of 2001.

   At December 31, 2000, the Company held a $100.0 million investment in ZSLM Trust, issued by an affiliate.

   As previously discussed, the Company entered into an interest rate swap in 2000 with ZCM, an affiliated counterparty. (See the note captioned "Summary of Significant Accounting Policies--Derivative instruments" above.)

(8) Reinsurance

   As of December 31, 2000 and 1999, the reinsurance recoverable related to fixed-rate annuity liabilities ceded to an affiliate, Fidelity Life Association ("FLA"), a Mutual Legal Reserve Company, amounted to $262.1 million and $309.7 million, respectively.

   The Company cedes 90 percent of all new direct life insurance premiums to outside reinsurers. Life reserves ceded to outside reinsurers on the Company's direct business amounted to approximately $2.0 million and $595 thousand as of December 31, 2000 and 1999, respectively.

   The Company is party to a funds withheld reinsurance agreement with a Zurich affiliated company, Zurich Insurance Company, Bermuda Branch ("ZICBB"). Under the original terms of this agreement, the Company ceded, on a yearly renewable term basis, 90 percent of the net amount at risk (death benefit payable to the insured less the insured's separate account cash surrender value) related to BOLI, which is held in the Company's separate accounts. As consideration for this reinsurance coverage, the Company cedes separate account fees (cost of insurance charges) to ZICBB and retains a portion of such funds under the terms of the reinsurance agreement in a funds withheld account which is included as a component of benefits and funds payable in the accompanying consolidated balance sheets. During 1998, the Company modified the reinsurance agreement to increase the reinsurance from 90 percent to 100 percent.

   In the fourth quarter of 2000, the yearly renewable term reinsurance agreement between the Company and FKLA was terminated. Premiums and reserves were both reduced by $7.7 million. A difference in the basis of the reserves between GAAP and statutory accounting resulted in a deemed dividend distribution to Kemper of $16.3 million.

   Also in the fourth quarter of 2000, the Company assumed from FKLA $100.0 million in premiums related to a Funding Agreement. Funding Agreements are insurance contracts similar to structured settlements,

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(8) Reinsurance (continued)

immediate annuities and guaranteed investment contracts ("GICs"). The contracts qualify as insurance under state laws and are sold as non-surrenderable immediate annuities to a trust established by a securities firm. The securities firm sold interests in the trust to institutional investors. This Funding Agreement has a variable rate of interest based upon LIBOR, is an obligation of the Company's general account and is recorded as a future policy benefit. As previously discussed, the Company entered into an interest rate swap in 2000 to exchange the floating-rate interest payments for fixed interest payments.

   The following table contains amounts related to the BOLI funds withheld reinsurance agreement (in millions):

Business Owned Life Insurance (BOLI)

                                                   Year Ended December 31,
                                                  ----------------------------
                                                    2000      1999      1998
(in millions)                                     --------  --------  --------
Face amount in force............................. $ 85,358  $ 82,021  $ 66,186
                                                  ========  ========  ========
Net amount at risk ceded......................... $(78,169) $(75,979) $(62,160)
                                                  ========  ========  ========
Cost of insurance charges ceded.................. $  173.8  $  166.4  $  175.5
                                                  ========  ========  ========
Funds withheld account........................... $  228.8  $  263.4  $  170.9
                                                  ========  ========  ========

   The Company has a funds withheld account ("FWA") supporting reserve credits on reinsurance ceded on the BOLI product. Amendments to the reinsurance contracts during 1998 changed the methodology used to determine increases to the FWA. A substantial portion of the FWA was marked-to-market based predominantly upon the total return of the Government Bond Division of the KILICO Variable Series I Separate Account. During 1998, the Company recorded a $2.5 million increase to the FWA related to this mark-to-market. In November 1998, to properly match revenue and expenses, the Company had also placed assets supporting the FWA in a segmented portion of its General Account. This portfolio was classified as "trading" under Statement of Financial Accounting Standards No. 115 ("FAS 115") at December 31, 1998 and through November 30, 1999. FAS 115 mandates that assets held in a trading account be valued at fair value, with changes in fair value flowing through the income statement as realized capital gains and losses. During 1998, the Company recorded a realized capital gain of $2.8 million upon transfer of these assets from "available for sale" to the trading portfolio as required by FAS 115. In addition, the Company recorded realized capital losses of $7.3 million and $0.2 million related to the changes in fair value of this portfolio during 1999 and 1998, respectively.

   Due to a change in the reinsurance strategy related to the BOLI product, effective December 1, 1999, the Company no longer marked-to-market a portion of the FWA liability and therefore no longer designated the related portion of assets as "trading". As a result, changes in fair value to the FWA and the assets supporting the FWA no longer flow through the Company's operating results.

(9) Postretirement Benefits Other Than Pensions

   FKLA sponsors a health and welfare benefit plan that provides insurance benefits covering substantially all eligible, active and retired employees of FKLA and their covered dependents and beneficiaries. The Company is allocated a portion of the costs of providing such benefits. The Company is self insured with respect to medical benefits, and the plan is not funded except with respect to certain disability-related medical claims. The medical plan provides for medical insurance benefits at retirement, with eligibility based upon age and the participant's number of years of participation attained at retirement. The plan is contributory for pre-Medicare retirees, and will be contributory for all retiree coverage for most current employees, with contributions generally adjusted annually. Postretirement life insurance benefits are noncontributory and are limited to $10,000 per participant.

   The allocated accumulated postretirement benefit obligation accrued by the Company amounted to $1.3 million and $1.2 million at December 31, 2000 and 1999, respectively.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(9) Postretirement Benefits Other Than Pensions (continued)

   The discount rate used in determining the allocated postretirement benefit obligation was 7.5 percent and 8.0 percent for 2000 and 1999, respectively. The assumed health care trend rate used was based on projected experience for 2000,
6.8 percent for 2001, gradually declining to 5.3 percent by the year 2005 and gradually declining thereafter.

   A one percentage point increase in the assumed health care cost trend rate for each year would increase the accumulated postretirement benefit obligation as of December 31, 2000 and 1999 by $78 thousand and $190 thousand, respectively.

(10) Commitments and Contingent Liabilities

   The Company is involved in various legal actions for which it establishes liabilities where appropriate. In the opinion of the Company's management, based upon the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse effect on the consolidated financial statements.

   Although neither the Company nor its joint venture projects have been identified as a "potentially responsible party" under Federal environmental guidelines, inherent in the ownership of, or lending to, real estate projects is the possibility that environmental pollution conditions may exist on or near or relate to properties owned or previously owned or on properties securing loans. Where the Company has presently identified remediation costs, they have been taken into account in determining the cash flows and resulting valuations of the related real estate assets. Based on the Company's receipt and review of environmental reports on most of the projects in which it is involved, the Company believes its environmental exposure would be immaterial to its consolidated results of operations. However, the Company may be required in the future to take actions to remedy environmental exposures, and there can be no assurance that material environmental exposures will not develop or be identified in the future. The amount of future environmental costs is impossible to estimate due to, among other factors, the unknown magnitude of possible exposures, the unknown timing and extent of corrective actions that may be required, the determination of the Company's liability in proportion to others and the extent such costs may be covered by insurance or various environmental indemnification agreements.

(11) Financial Instruments--Off-Balance-Sheet Risk

   At December 31, 2000, the Company had future legal loan commitments and stand-by financing agreements totaling $29.8 million to support the financing needs of various real estate investments. To the extent these arrangements are called upon, amounts loaned would be collateralized by assets of the joint ventures, including first mortgage liens on the real estate. The Company's criteria in making these arrangements are the same as for its mortgage loans and other real estate investments. These commitments are included in the Company's analysis of real estate-related reserves and write-downs. The fair values of loan commitments and standby financing agreements are estimated in conjunction with and using the same methodology as the fair value estimates of mortgage loans and other real estate-related investments.

(12) Fair Value of Financial Instruments

   Fair value estimates are made at specific points in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. A significant portion of the Company's financial instruments are carried at fair value. Fair value estimates for financial instruments not carried at fair value are generally determined using discounted cash flow models and assumptions that are based on judgments regarding current and future economic conditions and the risk characteristics of the investments. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care.

   Fair value estimates are determined for existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and certain liabilities

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(12) Fair Value of Financial Instruments (continued)

that are not considered financial instruments. Accordingly, the aggregate fair value estimates presented do not represent the underlying value of the Company. For example, the Company's subsidiaries are not considered financial instruments, and their value has not been incorporated into the fair value estimates. In addition, tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

   The following methods and assumptions were used by the Company in estimating the fair value of its financial instruments:

  Fixed maturities and equity securities: Fair values were determined by using market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company's portfolio manager, ZSI.

  Cash and short-term investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

  Policy loans: The carrying value of policy loans approximates the fair value as the Company adjusts the rates to remain competitive.

  Mortgage loans and other real estate-related investments: Fair values were estimated based upon the investments observable market price, net of estimated costs to sell. The estimates of fair value should be used with care given the inherent difficulty in estimating the fair value of real estate due to the lack of a liquid quotable market. Mortgage loans and other real estate-related investments are stated at their aggregate unpaid balances, less a valuation allowance of $18.6 million and $19.9 million in 2000 and 1999, respectively. The real estate portfolio is monitored closely and reserves are adjusted to reflect market conditions. This results in a carrying value that approximates fair value at December 31, 2000 and 1999.

  Other loans and investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values. The fair values of policy loans were estimated by discounting the expected future cash flows using an interest rate charged on policy loans for similar policies currently being issued.

  Life policy benefits: For deposit liabilities with defined maturities, the fair value was based on the discounted value of future cash flows. The discount rate was based on the rate that would be offered for similar deposits at the reporting date. For all other deposit liabilities, primarily deferred annuities and universal life contracts, the fair value was based on the amount payable on demand at the reporting date.

   The carrying values and estimated fair values of the Company's financial instruments at December 31, 2000 and 1999 were as follows:

                                       December 31, 2000     December 31, 1999
                                     --------------------- ---------------------
                                      Carrying              Carrying
                                       Value    Fair Value   Value    Fair Value
   (in thousands)                    ---------- ---------- ---------- ----------
   Financial instruments recorded
    as assets:
     Fixed maturities..............  $3,157,169 $3,157,169 $3,276,017 $3,276,017
     Cash and short-term
      investments..................      50,001     50,001     54,406     54,406
     Mortgage loans and other real
      estate- related assets.......     140,417    140,417    151,623    151,623
     Policy loans..................     256,226    256,226    261,788    261,788
     Equity securities.............      63,879     63,879     61,592     61,592
     Other invested assets.........      21,792     20,109     25,620     26,226
   Financial instruments recorded
    as liabilities:
     Life policy benefits,
      excluding term life reserves.   3,273,573  3,206,501  3,399,299  3,299,254
     Funds withheld account........     228,822    228,822    263,428    263,428

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(13) Stockholder's Equity--Retained Earnings

   The maximum amount of dividends which can be paid by insurance companies domiciled in the State of Illinois to shareholders without prior approval of regulatory authorities is restricted. The maximum amount of dividends which can be paid by the Company without prior approval in 2001 is $20.0 million. The Company paid cash dividends of $20.0 million, $115.0 million and $95.0 million to Kemper during 2000, 1999 and 1998, respectively. The Company reported a deemed dividend distribution of $16.3 million during 2000 related to the recapture of the reinsurance agreement with FKLA.

   The Company's net income and capital and surplus as determined in accordance with statutory accounting principles were as follows:

                                                       2000     1999     1998
   (in thousands)                                    -------- -------- --------
   Net income....................................... $ 19,975 $ 59,116 $ 64,871
                                                     ======== ======== ========
   Statutory capital and surplus.................... $397,423 $394,966 $455,213
                                                     ======== ======== ========

   In 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles ("Codification") guidance, which replaces the Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas. The Illinois Insurance Department has adopted the Codification guidance, effective January 1, 2001. The Company's statutory surplus will be positively impacted upon adoption as a result of the net effect of recording a deferred tax asset, of non-admitting non-operating system software and of non-admitting net affiliated receivables and other changes caused by the Codification.

(14) Unaudited Interim Financial Information

   The following table sets forth the Company's unaudited quarterly financial information:

   (in thousands)

   Quarter Ended            March 31  June 30   September 30 December 31   Year
   -------------            --------  --------  ------------ ----------- --------
   2000 Operating Summary
     Revenue............... $87,648   $103,446    $94,249     $ 75,567   $360,910
                            =======   ========    =======     ========   ========
     Net operating income,
      excluding realized
      gains (losses)....... $12,031   $  9,953    $ 8,710     $ 22,987   $ 53,681
     Net realized
      investment gains
      (losses).............  (1,378)      (105)       948       (4,845)    (5,380)
                            -------   --------    -------     --------   --------
       Net income.......... $10,653   $  9,848    $ 9,658     $ 18,142   $ 48,301
                            =======   ========    =======     ========   ========
   1999 Operating Summary
     Revenue............... $95,646   $ 86,164    $78,301     $103,308   $363,419
                            =======   ========    =======     ========   ========
     Net operating income,
      excluding realized
      gains (losses)....... $11,222   $ 14,385    $11,568     $ 13,972   $ 51,147
     Net realized
      investment gains
      (losses).............    (627)    (1,286)    (5,098)         804     (6,207)
                            -------   --------    -------     --------   --------
       Net income.......... $10,595   $ 13,099    $ 6,470     $ 14,776   $ 44,940
                            =======   ========    =======     ========   ========
   1998 Operating Summary
     Revenue............... $98,026   $110,003    $98,752     $112,958   $419,739
                            =======   ========    =======     ========   ========
     Net operating income,
      excluding realized
      gains................ $ 8,025   $  5,700    $ 7,169     $ 10,541   $ 31,435
     Net realized
      investment gains.....   1,205     10,187      5,818       16,504     33,714
                            -------   --------    -------     --------   --------
       Net income.......... $ 9,230   $ 15,887    $12,987     $ 27,045   $ 65,149
                            =======   ========    =======     ========   ========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(15) Operating Segments and Related Information

   In June 1997, the Financial Accounting Standards Board ("the FASB") issued Statement of Financial Accounting Standards No. 131 ("FAS 131"), Disclosures about Segments of an Enterprise and Related Information. FAS 131 established standards for how to report information about operating segments. It also established standards for related disclosures about products and services, geographic areas and major customers. The Company adopted FAS 131 as of December 31, 1998 and the impact of implementation did not affect the Company's consolidated financial position, results of operations or cash flows.

   The Company, FKLA, Zurich Life Insurance Company of America, ("ZLICA"), and FLA, operate under the trade name Zurich Kemper Life. For purposes of this operating segment disclosure, Zurich Kemper Life will also include the operations of Zurich Direct, Inc., an affiliated direct marketing life insurance agency and excludes FLA, as it is owned by its policyholders.

   Zurich Kemper Life is segregated by Strategic Business Unit ("SBU"). The SBU concept employed by ZFS has each SBU concentrate on a specific customer market. The SBU is the focal point of Zurich Kemper Life, because it is at the SBU level that Zurich Kemper Life can clearly identify customer segments and then work to understand and satisfy the needs of each customer. The contributions of Zurich Kemper Life's SBUs to consolidated revenues, operating results and certain balance sheet data pertaining thereto, are shown in the following tables on the basis of accounting principles generally accepted in the United States.

   Zurich Kemper Life is segregated into the Life Brokerage, Financial Institutions ("Financial"), Retirement Solutions Group ("RSG") and Direct SBUs. The SBUs are not managed at the legal entity level, but rather at the Zurich Kemper Life level. Zurich Kemper Life's SBUs cross legal entity lines, as certain similar products are sold by more than one legal entity. The vast majority of the Company's business is derived from the Financial and RSG SBUs.

   Each SBU's revenue is derived from geographically dispersed areas as Zurich Kemper Life is licensed in the District of Columbia and all states except New York. During 2000, 1999 and 1998, Zurich Kemper Life did not derive net revenue from one customer that exceeded 10 percent of the total revenue of Zurich Kemper Life.

   The principal products and markets of Zurich Kemper Life's SBUs are as follows:

   Life Brokerage: The Life Brokerage SBU develops low cost term, universal life insurance and variable universal life, as well as fixed annuities, to market through independent agencies and national marketing organizations.

   Financial: The Financial SBU focuses on a wide range of products that provide for the accumulation, distribution and transfer of wealth and primarily includes variable and fixed annuities, variable universal life and bank-owned life insurance. These products are distributed to consumers through financial intermediaries such as banks, brokerage firms and independent financial planners. Institutional business includes BOLI and funding agreements (primarily included in FKLA).

   RSG: The RSG SBU has a sharp focus on its target customer. This SBU markets variable annuities to K-12 schoolteachers, administrators, and healthcare workers, along with college professors and certain employees of selected non-profit organizations. This target market is eligible for what the IRS designates as retirement-oriented savings or investment plans that qualify for special tax treatment.

   Direct: The Direct SBU is a direct marketer of basic, low-cost term life insurance through various marketing media.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(15) Operating Segments and Related Information (continued)

   Summarized financial information for Zurich Kemper Life's SBU's is as follows:

As of and for the period ending December 31, 2000:

(in thousands)
                            Life
                         Brokerage   Financial      RSG      Direct      Total
Income Statement         ----------  ----------  ----------  -------  -----------
Revenue
  Premium income........ $   96,744  $      464  $      --   $12,946  $   110,154
  Net investment income.    124,518     198,322      93,299    2,458      418,597
  Realized investment
   losses...............     (4,480)     (4,130)     (3,356)     (88)     (12,054)
  Fees and other income.     61,976      38,869      60,210   43,916      204,971
                         ----------  ----------  ----------  -------  -----------
    Total revenue.......    278,758     233,525     150,153   59,232      721,668
                         ----------  ----------  ----------  -------  -----------
Benefits and Expenses
  Policyholder benefits.    118,556     131,552      63,318    1,650      315,076
  Intangible asset
   amortization.........     55,186      12,782      20,860      --        88,828
  Net deferral of
   insurance acquisition
   costs................    (35,392)    (67,048)    (11,416) (43,259)    (157,115)
  Commissions and taxes,
   licenses and fees....      8,260      84,232      44,431   11,264      148,187
  Operating expenses....     48,166      32,182      29,463   94,635      204,446
                         ----------  ----------  ----------  -------  -----------
    Total benefits and
     expenses...........    194,776     193,700     146,656   64,290      599,422
                         ----------  ----------  ----------  -------  -----------
Income (loss) before
 income tax expense
 (benefit)..............     83,982      39,825       3,497   (5,058)     122,246
Income tax expense
 (benefit)..............     32,873       7,982      (3,914)  (1,762)      35,179
                         ----------  ----------  ----------  -------  -----------
    Net income (loss)... $   51,109  $   31,843  $    7,411  $(3,296) $    87,067
                         ==========  ==========  ==========  =======  ===========
Balance Sheet
  Future policy
   benefits............. $1,954,307  $2,956,326  $1,365,963  $75,065  $ 6,351,661
                         ==========  ==========  ==========  =======  ===========
  Liabilities related to
   separate accounts.... $   23,410  $8,646,454  $2,509,775  $   --   $11,179,639
                         ==========  ==========  ==========  =======  ===========

                                            Liabilities
                          Net      Future   Related to
                        Income     Policy    Separate
               Revenue  (Loss)    Benefits   Accounts
               -------- -------  ---------- -----------
Total revenue,
 net income,
 future policy
 benefits and
 liabilities
 related to
 separate
 accounts,
 respectively,
 from above:.. $721,668 $87,067  $6,351,661 $11,179,639
               -------- -------  ---------- -----------
Less:
  Revenue, net
   income and
   selected
   liabilities
   of FKLA....  268,198  43,922   2,427,185         --
  Revenue, net
   income and
   selected
   liabilities
   of ZLICA...   48,650   7,212     336,336         --
  Revenue, net
   loss and
   selected
   liabilities
   of Zurich
   Direct.....   43,910 (12,368)        --          --
               -------- -------  ---------- -----------
    Totals per
     the
     Company's
     consolidated
     financial
     statements$360,910.$48,301  $3,588,140 $11,179,639
               ======== =======  ========== ===========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(15) Operating Segments and Related Information (continued)

As of and for the period ending December 31, 1999:

(in thousands)
                             Life
                          Brokerage   Financial      RSG      Direct     Total
Income Statement          ----------  ----------  ----------  -------  ----------
Revenue
  Premium income........  $  145,533  $      410  $      --   $ 8,038  $  153,981
  Net investment income.     137,106     175,590     101,202    1,297     415,195
  Realized investment
   gains (losses).......         976      (6,980)        (98)     --       (6,102)
  Fees and other income.      70,477      48,873      35,742   44,528     199,620
                          ----------  ----------  ----------  -------  ----------
    Total revenue.......     354,092     217,893     136,846   53,863     762,694
                          ----------  ----------  ----------  -------  ----------
Benefits and Expenses
  Policyholder benefits.     200,161     112,869      68,801    3,529     385,360
  Intangible asset
   amortization.........      54,957      12,053      13,989      --       80,999
  Net deferral of
   insurance acquisition
   costs................     (37,433)    (43,664)    (20,624) (41,412)   (143,133)
  Commissions and taxes,
   licenses and fees....      21,881      66,702      26,700   17,411     132,694
  Operating expenses....      56,179      25,101      23,611   71,194     176,085
                          ----------  ----------  ----------  -------  ----------
    Total benefits and
     expenses...........     295,745     173,061     112,477   50,722     632,005
                          ----------  ----------  ----------  -------  ----------
Income before income tax
 expense................      58,347      44,832      24,369    3,141     130,689
Income tax expense......      25,707      19,235      10,966    1,114      57,022
                          ----------  ----------  ----------  -------  ----------
    Net income..........  $   32,640  $   25,597  $   13,403  $ 2,027  $   73,667
                          ==========  ==========  ==========  =======  ==========
Balance Sheet
  Future policy
   benefits.............  $2,099,940  $2,620,132  $1,577,944  $34,957  $6,332,973
                          ==========  ==========  ==========  =======  ==========
  Liabilities related to
   separate accounts....  $   20,552  $6,916,807  $2,840,709  $   --   $9,778,068
                          ==========  ==========  ==========  =======  ==========

                                            Liabilities
                          Net      Future   Related to
                        Income     Policy    Separate
               Revenue  (Loss)    Benefits   Accounts
               -------- -------  ---------- -----------
Total revenue,
 net income,
 future policy
 benefits and
 liabilities
 related to
 separate
 accounts,
 respectively,
 from above:.. $762,694 $73,667  $6,332,973 $9,778,068
               -------- -------  ---------- ----------
Less:
  Revenue, net
   income and
   selected
   liabilities
   of FKLA....  305,334  24,801   2,299,783        --
  Revenue, net
   income and
   selected
   liabilities
   of ZLICA...   49,460   8,528     314,357        --
  Revenue, net
   loss and
   selected
   liabilities
   of Zurich
   Direct.....   44,481  (4,602)        --         --
               -------- -------  ---------- ----------
    Totals per
     the
     Company's
     consolidated
     financial
     statements$363,419.$44,940  $3,718,833 $9,778,068
               ======== =======  ========== ==========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(15) Operating Segments and Related Information (continued)

As of and for the period ending December 31, 1998:

(in thousands)
                             Life
                          Brokerage   Financial      RSG      Direct     Total
Income Statement          ----------  ----------  ----------  -------  ----------
Revenue
  Premium income........  $  160,067  $       56  $      --   $ 5,583  $  165,706
  Net investment income.     141,171     180,721     100,695      271     422,858
  Realized investment
   gains................      20,335      33,691      15,659       30      69,715
  Fees and other income.      80,831      40,421      31,074   23,581     175,907
                          ----------  ----------  ----------  -------  ----------
    Total revenue.......     402,404     254,889     147,428   29,465     834,186
                          ==========  ==========  ==========  =======  ==========
Benefits and Expenses
  Policyholder benefits.     243,793     117,742      73,844    2,110     437,489
  Intangible asset
   amortization.........      58,390      15,669      15,703      --       89,762
  Net deferral of
   insurance acquisition
   costs................     (55,569)     (9,444)    (22,964) (22,765)   (110,742)
  Commissions and taxes,
   licenses and fees....      29,539      43,919      22,227   11,707     107,392
  Operating expenses....      61,659      24,924      20,279   35,593     142,455
                          ----------  ----------  ----------  -------  ----------
    Total benefits and
     expenses...........     337,812     192,810     109,089   26,645     666,356
                          ==========  ==========  ==========  =======  ==========
Income before income tax
 expense................      64,592      62,079      38,339    2,820     167,830
Income tax expense......      26,774      24,340      14,794    1,001      66,909
                          ----------  ----------  ----------  -------  ----------
    Net income..........  $   37,818  $   37,739  $   23,545  $ 1,819  $  100,921
                          ==========  ==========  ==========  =======  ==========
Balance Sheet
  Future policy
   benefits.............  $2,225,727  $2,372,144  $1,648,393  $15,069  $6,261,333
                          ==========  ==========  ==========  =======  ==========
  Liabilities related to
   separate accounts....  $    8,497  $4,867,189  $2,223,518  $   --   $7,099,204
                          ==========  ==========  ==========  =======  ==========

                                             Liabilities
                          Net       Future   Related to
                         Income     Policy    Separate
               Revenue   (Loss)    Benefits   Accounts
               -------- --------  ---------- -----------
Total revenue,
 net income,
 future policy
 benefits and
 liabilities
 related to
 separate
 accounts,
 respectively,
 from above:.. $834,186 $100,921  $6,261,333 $7,099,204
               -------- --------  ---------- ----------
Less:
  Revenue, net
   income and
   selected
   liabilities
   of FKLA....  336,841   35,953   2,037,683        --
  Revenue, net
   loss and
   selected
   liabilities
   of ZLICA...   54,058   (1,066)    317,259        --
  Revenue, net
   income and
   selected
   liabilities
   of Zurich
   Direct.....   23,548      885         --         --
               -------- --------  ---------- ----------
    Totals per
     the
     Company's
     consolidated
     financial
     statements$419,739.$ 65,149  $3,906,391 $7,099,204
               ======== ========  ========== ==========

(16) Subsequent Event

   In February 2001, the Company sold to FKLA a $60.0 million group variable life insurance policy covering all current FKLA employees as of February 14, 2001. The transaction, as business-owned life insurance, will permit FKLA to indirectly fund certain of its employee benefit obligations.

                                   APPENDIX A

                         TABLE OF DEATH BENEFIT FACTORS

Attained          Attained         Attained            Attained
  Age*    Percent   Age*   Percent   Age*   Percent      Age*       Percent
--------  ------- -------- ------- -------- -------    --------     -------
  0-40      250      50      185      60      130         70          115
   41       243      51      178      61      128         71          113
   42       236      52      171      62      126         72          111
   43       229      53      164      63      124         73          109
   44       222      54      157      64      122         74          107
   45       215      55      150      65      120        75-90        105
   46       209      56      146      66      119         91          104
   47       203      57      142      67      118         92          103
   48       197      58      138      68      117         93          102
   49       191      59      134      69      116         94          101
                                                    95 & thereafter   100

* attained age as of the beginning of the Policy Year

                                   APPENDIX B

Policy Form         KEMPER INVESTORS LIFE INSURANCE COMPANY
L-8521                     SURRENDER TARGET PREMIUMS

        Preferred     Standard    Preferred     Standard
        Nontobacco   Nontobacco    Tobacco      Tobacco
Issue  ------------ ------------ ------------ ------------
 Age   Male  Female Male  Female Male  Female Male  Female
-----  ----- ------ ----- ------ ----- ------ ----- ------
  1       NA    NA   7.60  6.30     NA    NA     NA    NA
  2       NA    NA   7.60  6.30     NA    NA     NA    NA
  3       NA    NA   7.60  6.30     NA    NA     NA    NA
  4       NA    NA   7.60  6.30     NA    NA     NA    NA
  5       NA    NA   7.60  6.30     NA    NA     NA    NA
  6       NA    NA   7.60  6.30     NA    NA     NA    NA
  7       NA    NA   7.60  6.30     NA    NA     NA    NA
  8       NA    NA   7.60  6.30     NA    NA     NA    NA
  9       NA    NA   7.60  6.30     NA    NA     NA    NA
 10       NA    NA   7.60  6.30     NA    NA     NA    NA
 11       NA    NA   7.60  6.30     NA    NA     NA    NA
 12       NA    NA   7.60  6.30     NA    NA     NA    NA
 13       NA    NA   7.60  6.30     NA    NA     NA    NA
 14       NA    NA   7.60  6.30     NA    NA     NA    NA
 15     7.60  6.30   7.60  6.30  10.19  8.23  10.19  8.23
 16     7.60  6.30   7.60  6.30  10.19  8.23  10.19  8.23
 17     7.60  6.30   7.60  6.30  10.19  8.23  10.19  8.23
 18     7.60  6.30   7.60  6.30  10.19  8.23  10.19  8.23
 19     7.60  6.30   7.60  6.30  10.19  8.23  10.19  8.23
 20     7.60  6.30   7.60  6.30  10.19  8.23  10.19  8.23
 21     7.81  6.48   7.81  6.48  10.52  8.52  10.52  8.52
 22     8.03  6.67   8.03  6.67  10.84  8.81  10.84  8.81
 23     8.24  6.85   8.24  6.85  11.17  9.10  11.17  9.10
 24     8.46  7.04   8.46  7.04  11.49  9.39  11.49  9.39
 25     8.67  7.22   8.67  7.22  11.82  9.68  11.82  9.68
 26     8.98  7.47   8.98  7.47  12.28 10.06  12.28 10.06
 27     9.29  7.72   9.29  7.72  12.74 10.44  12.74 10.44
 28     9.60  7.97   9.60  7.97  13.21 10.83  13.21 10.83
 29     9.91  8.22   9.91  8.22  13.67 11.21  13.67 11.21
 30    10.22  8.47  10.22  8.47  14.13 11.59  14.13 11.59
 31    10.65  8.78  10.65  8.78  14.76 12.08  14.76 12.08
 32    11.08  9.10  11.08  9.10  15.39 12.57  15.39 12.57
 33    11.50  9.41  11.50  9.41  16.01 13.05  16.01 13.05
 34    11.93  9.73  11.93  9.73  16.64 13.54  16.64 13.54
 35    12.36 10.04  12.36 10.04  17.27 14.03  17.27 14.03
 36     2.94 10.59  12.94 10.59  18.14 14.66  18.14 14.66
 37    13.52 11.13  13.52 11.13  19.01 15.29  19.01 15.29
 38    14.11 11.68  14.11 11.68  19.87 15.93  19.87 15.93
 39    14.69 12.22  14.69 12.22  20.74 16.56  20.74 16.56
 40    15.27 12.77  15.27 12.77  21.61 17.19  21.61 17.19
 41    16.28 13.59  16.28 13.59  22.76 18.01  22.76 18.01
 42    17.29 14.40  17.29 14.40  23.91 18.83  23.91 18.83
 43    18.31 15.22  18.31 15.22  25.05 19.66  25.05 19.66
 44    19.32 16.03  19.32 16.03  26.20 20.48  26.20 20.48
 45    20.33 16.85  20.33 16.85  27.35 21.30  27.35 21.30
 46    21.53 17.57  21.53 17.57  28.94 22.43  28.94 22.43
 47    22.73 18.28  22.73 18.28  30.54 23.56  30.54 23.56
 48    23.92 19.00  23.92 19.00  32.13 24.70  32.13 24.70
 49    25.12 19.71  25.12 19.71  33.73 25.83  33.73 25.83
 50    26.32 20.43  26.32 20.43  35.32 26.96  35.32 26.96
 51    27.88 21.24  27.88 21.24  37.33 28.38  37.33 28.38

        Preferred     Standard    Preferred     Standard
        Nontobacco   Nontobacco    Tobacco      Tobacco
Issue  ------------ ------------ ------------ ------------
 Age   Male  Female Male  Female Male  Female Male  Female
-----  ----- ------ ----- ------ ----- ------ ----- ------
 52    29.44 22.06  29.44 22.06  39.34 29.80  39.34 29.80
 53    31.00 22.87  31.00 22.87  41.36 31.23  41.36 31.23
 54    32.56 23.69  32.56 23.69  43.37 32.65  43.37 32.65
 55    34.12 24.50  34.12 24.50  45.38 34.07  45.38 34.07
 56    34.67 25.41  34.67 25.41  46.50 34.71  46.50 34.71
 57    35.21 26.32  35.21 26.32  47.62 35.34  47.62 35.34
 58    35.76 27.24  35.76 27.24  48.73 35.98  48.73 35.98
 59    36.30 28.15  36.30 28.15  49.85 36.61  49.85 36.61
 60    36.85 29.06  36.85 29.06  50.97 37.25  50.97 37.25
 61    38.65 30.50  38.65 30.50  50.76 38.80  50.76 38.80
 62    40.45 31.93  40.45 31.93  50.56 40.35  50.56 40.35
 63    42.25 33.37  42.25 33.37  50.35 41.90  50.35 41.90
 64    44.05 34.80  44.05 34.80  50.15 43.45  50.15 43.45
 65    45.85 36.24  45.85 36.24  49.94 45.00  49.94 45.00
 66    46.34 38.72  46.34 38.72  49.72 45.75  49.72 45.75
 67    46.84 41.19  46.84 41.19  49.49 46.50  49.49 46.50
 68    47.33 43.67  47.33 43.67  49.27 47.24  49.27 47.24
 69    47.83 46.14  47.83 46.14  49.04 47.99  49.04 47.99
 70    48.32 48.62  48.32 48.62  48.82 48.74  48.82 48.74
 71    47.87 47.86  47.87 47.86  48.65 48.11  48.65 48.11
 72    47.41 47.11  47.41 47.11  48.49 47.48  48.49 47.48
 73    46.96 46.35  46.96 46.35  48.32 46.85  48.32 46.85
 74    46.50 45.60  46.50 45.60  48.16 46.22  48.16 46.22
 75    47.26 46.78  47.26 46.78  48.55 47.28  48.55 47.28
 76    47.02 46.39  47.02 46.39  48.44 46.94  48.44 46.94
 77    46.78 46.00  46.78 46.00  48.33 46.60  48.33 46.60
 78    46.53 45.62  46.53 45.62  48.21 46.27  48.21 46.27
 79    46.29 45.23  46.29 45.23  48.10 45.93  48.10 45.93
 80    46.05 44.84  46.05 44.84  47.99 45.59  47.99 45.59

                          PART II--OTHER INFORMATION
                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities and Exchange Act of 1934, as amended, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                     REPRESENTATION AS TO FEES AND CHARGES

     KILICO hereby represents that the fees and charges deducted under the Flexible Premium Variable Life Insurance Policies hereby registered by this Registration Statement in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

                    REPRESENTATION PURSUANT TO RULE 6e-3(T)

     This filing is made pursuant to Rule 6e-3(T) under the Investment Company Act of 1940, as amended.

                       UNDERTAKING AS TO INDEMNIFICATION

     Pursuant to the Distribution Agreement filed as Exhibit 1-A(3)(a) to this Registration Statement, KILICO and the Separate Account have agreed to indemnify Investors Brokerage Services, Inc. ("IBS") against any claims, liabilities and expenses which IBS may incur under the Securities Act of 1933, as amended (the "Securities Act"), common law or otherwise, arising out of or based upon any alleged untrue statements of material fact contained in any registration statement or prospectus of the Separate Account, or any omission to state a material fact therein, the omission of which makes any statement contained therein misleading. IBS will agree to indemnify KILICO and the Separate Account against any and all claims, demands, liabilities and expenses which KILICO or the Separate Account may incur, arising out of or based upon any act or deed of IBS or of any registered representative of an NASD member investment dealer which has an agreement with IBS and is acting in accordance with KILICO's instructions.

     Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                      CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following Papers and Documents:

        The Facing sheet.

        Reconciliation and tie between items in N-8B-2 and Prospectus.

        The prospectus consisting of 107 pages.

        The undertaking to file reports.

        Representation as to Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940.

        Representation Pursuant to Rule 6e-3(T).

        Undertaking as to Indemnification.

        The signatures.

        Written consents of the following persons:

               /10/A.   Frank J. Julian, Esq. (Included in Opinion filed as
                        Exhibit 3.

                   B. PricewaterhouseCoopers LLP, independent accountants (Filed as Exhibit 6).

                   C. Christopher J. Nickele, FSA (included in Opinion filed as Exhibit 3 (b)).

     The following exhibits:

/1/  1-A(1)        KILICO Resolution establishing the Separate Account

/1/  1-A(3)(a)     Distribution Agreement between KILICO and Investors Brokerage
                   Services, Inc. (IBS)

/3/  1-A(3)(b)     Specimen Selling Group Agreement of IBS

/10/ 1-A(3)(c)     Schedules of commissions

/3/  1-A(3)(d)     General Agent Agreement

/10/ 1-A(5)(a)     Form of Policy

/10/ 1-A(5)(b)     Accelerated Death Benefit Rider

/10/ 1-A(5)(c)     Extended Maturity Option Rider

/10/ 1-A(5)(d)     Dependent Children's Rider

/10/ 1-A(5)(e)     Waiver of Selected Premium Rider

/10/ 1-A(5)(f)     Other Insured Rider

/1/  1-A(6)(a)     KILICO Articles of Incorporation

/3/  1-A(6)(b)       By-Laws of KILICO

/5/  1-A(8)(a)(i)    Participation Agreement between Kemper Investors Life
                     Insurance Company and Scudder Variable Life Investment Fund
                     (now known as Scudder Variable Series I)

/5/  1-A(8)(a)(ii)   Participating Contract and Policy Agreement between Kemper
                     Investors Life Insurance Company and Scudder Kemper
                     Investments, Inc. (now known as Zurich Scudder Investments,
                     Inc.)

/5/  1-A(8)(a)(iii)  Indemnification Agreement between Kemper Investors Life
                     Insurance Company and Scudder Kemper Investments, Inc. (now known as Zurich Scudder Investments, Inc.)

/4/  1-A(8)(b)(i)    Fund Participation Agreement among Kemper Investors Life
                     Insurance Company, Fidelity Variable Insurance Products
                     Fund and Fidelity Distributors Corporation

/10/ 1-A(8)(b)(ii)   Third Amendment to Fund Participation Agreement among
                     Kemper Investors Life Insurance Company, Fidelity Variable
                     Insurance Products Fund and Fidelity Distributors
                     Corporation

/12/ 1-A(8)(c)       Participation Agreement Among Franklin Templeton Variable
                     Insurance Products Trust, Franklin Templeton Distributors,
                     Inc. and Kemper Investors Life Insurance Company.

/11/ 1-A(8)(d)(i)    Fund Participation Agreement by and among The Alger
                     American Fund, Kemper Investors Life Insurance Company and
                     Fred Alger & Company, Incorporated

/11/ 1-A(8)(d)(ii)   Service Agreement between Fred Alger Management, Inc. and
                     Kemper Investors Life Insurance Company (redacted)

/9/  1-A(8)(e)(i)    Fund Participation Agreement between Kemper Investors Life
                     Insurance Company and The Dreyfus Socially Responsible
                     Growth Fund, Inc.

/11/ 1-A(8)(e)(ii)   Administrative Services Agreement by and between The
                     Dreyfus Corporation and Kemper Investors Life Insurance
                     Company (redacted)

/11/ 1-A(8)(e)(iii)  November 1, 1999 Amendment to Fund Participation Agreement
                     between Kemper Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc.

/11/ 1-A(8)(e)(iv)   November 1, 1999 Amendment to Administrative Services
                     Agreement by and between The Dreyfus Corporation and Kemper
                     Investors Life Insurance Company (redacted)

/6/  1-A(8)(f)(i)    Fund Participation Agreement among Kemper Investors Life
                     Insurance Company, Janus Aspen Series and Janus Capital
                     Corporation

/7/  1-A(8)(f)(ii)   Service Agreement between Kemper Investors Life Insurance
                     Company and Janus Capital Corporation

/8/  1-A(8)(g)       Fund Participation Agreement among Kemper Investors Life
                     Insurance Company, Kemper Investors Fund (now known as
                     Scudder Variable Series II), Zurich Kemper Investments,
                     Inc. (now known as Zurich Scudder Investments, Inc.) and
                     Kemper Distributors, Inc. (now known as Scudder
                     Distributors, Inc.)

/12/ 1-A(8)(h)(i)    Form of Fund Participation Agreement by and among Kemper
                     Investors Life Insurance Company, INVESCO Variable
                     Investment Funds, Inc., INVESCO Funds Group, Inc. and
                     INVESCO Distributors, Inc.

/12/ 1-A(8)(h)(ii)   Form of Administrative Services Agreement by and between
                     INVESCO Funds Group, Inc., INVESCO Variable Investment
                     Funds, Inc. and Kemper Investors Life Insurance Company
                     (redacted)

     1-A(8)(i)       Form of Fund Participation Agreement by and among Deutsche
                     Asset Management VIT Funds, Bankers Trust Company, and
                     Kemper Investors Life Insurance Company

/10/ 1-A(10)         Application for Policy

/2/  2               Specimen Notice of Withdrawal Right

/10/ 3(a)            Opinion and consent of legal officer of KILICO as to
                     legality of policies being registered

     3(b) Opinion and consent of actuarial officer of KILICO regarding prospectus illustrations and actuarial matters

     6 Consents of PricewaterhouseCoopers LLP, independent accountants

/10/ 8               Procedures Memorandum, pursuant to Rule 6e-3(T)(b)(12)(iii)

     9               Illustrations
__________
/1/ Incorporated by reference to the Registration Statement of the Registrant on Form S-6 filed on or about December 26, 1995 (File No. 33-65399).

/2/ Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form S-6 filed on or about June 5, 1996 (File No. 33-65399).

/3/ Incorporated by reference to Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-02491) filed on or about April 23, 1997.

/4/ Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 filed on or about April 26, 1996 (File No. 2-72671).

/5/ Incorporated by reference to Amendment No. 5 to the Registration Statement on Form S-1 for KILICO (file No. 333-22389) filed on or about April 20, 1999.

/6/ Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 filed on or about September 14, 1995 (File No. 2-72671).

/7/ Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 filed on or about April 28, 1997 (File No. 2-72671).

/8/ Incorporated herein by reference to Amendment No. 3 to the Registration Statement of KILICO on Form S-1 filed on or about April 8, 1998 (File No. 333-22389).

/9/ Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1999.

/10/ Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed on or about December 29, 1999 (File No. 333-88845).

/11/ Incorporated herein by reference to Amendment No. 6 to the Registration Statement on Form S-1 filed on or about April 17, 2000 (File No. 333-22389).

/12/ Incorporated herein by reference to Amendment No. 7 to the Registration Statement on Form S-1 filed on or about April 26, 2001 (File No. 333-22389).

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, KILICO Variable Separate Account, certifies that it meets the requirements of effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Long Grove and State of Illinois on the 25th day of April, 2001.

                           KILICO VARIABLE SEPARATE ACCOUNT
                           (Registrant)
                           By: Kemper Investors Life Insurance Company
                           (Depositor)

                           By: /s/  Gale K. Caruso
                              --------------------------------------------------
                           Gale K. Caruso, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 25th day of April, 2001.

          Signature                    Title
          ---------                    -----

     /s/  Gale K. Caruso         President, Chief Executive Officer and Director
------------------------------   (Principal Executive Director)
         Gale K. Caruso

  /s/  MARTIN D. FEINSTEIN       Chairman of the Board
------------------------------
      Martin D. Feinstein

  /s/  Frederick L. Blackmon     Executive Vice President, Chief Financial
------------------------------   Officer and Director (Principal Financial
     Frederick L. Blackmon       Officer and Principal Accounting Officer

    /s/  Eliane C. Frye          Director
------------------------------
        Eliane C. Frye

    /s/  James E. Hohmann        Director
------------------------------
       James E. Hohmann

   /s/  DEBRA P. REZABEK         Director
------------------------------
       Debra P. Rezabek

                                 EXHIBIT INDEX

                                                                      Sequential
Exhibit                                                                  Page
Number                               Title                              Number*
-------                              -----                            ----------


1-A(8)(i)     Form of Fund Participation Agreement by and among
              Deutsche Asset Management VIT Funds, Bankers Trust
              Company, and Kemper Investors Life Insurance Company

3(b) Opinion and consent of actuarial officer of KILICO regarding prospectus illustrations and actuarial matters

6 Consents of PricewaterhouseCoopers LLP, independent accountants

9             Illustrations